As filed with the Securities and Exchange Commission on January 25, 2019

1933 Act Registration No. 33-38953

1940 Act Registration No. 811-06279

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 60	☒

(Check appropriate box or boxes)

HARRIS ASSOCIATES INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

111 S. Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 646-3600

Rana J. Wright

Harris Associates L.P.

111 S. Wacker Drive, Suite 4600

Chicago, Illinois 60606

(Name and Address of Agent for Service)

With copies to:

Ndenisarya M. Bregasi, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C.  20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒  on January 28, 2019 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on          pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on          pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Investor Class, Advisor Class, Institutional Class and Service Class Shares of Oakmark Fund, Oakmark Select Fund, Oakmark Equity and Income Fund, Oakmark Global Fund, Oakmark Global Select Fund, Oakmark International Fund and Oakmark International Small Cap Fund

HARRIS ASSOCIATES INVESTMENT TRUST

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 58 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 58 on Form N-1A

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibit Index

Exhibits

PROSPECTUS

JANUARY 28, 2019

	Investor Class	Advisor Class	Institutional Class	Service Class
Oakmark Fund	OAKMX	OAYMX	OANMX	OARMX
Oakmark Select Fund	OAKLX	OAYLX	OANLX	OARLX
Oakmark Equity and Income Fund	OAKBX	OAYBX	OANBX	OARBX
Oakmark Global Fund	OAKGX	OAYGX	OANGX	OARGX
Oakmark Global Select Fund	OAKWX	OAYWX	OANWX	OARWX
Oakmark International Fund	OAKIX	OAYIX	OANIX	OARIX
Oakmark International Small Cap Fund	OAKEX	OAYEX	OANEX	OAREX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Oakmark Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on Oakmark.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the Funds, by calling 1-800-OAKMARK (625-6275) or visiting Oakmark.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you hold your shares directly with the Funds, you can call 1-800-OAKMARK (625-6275) to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds you hold directly or all Funds you hold through your financial intermediary, as applicable.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Advised by Harris Associates L.P.

TABLE OF CONTENTS

FUND SUMMARIES	1
Oakmark Fund	1
Oakmark Select Fund	8
Oakmark Equity And Income Fund	15
Oakmark Global Fund	25
Oakmark Global Select Fund	33
Oakmark International Fund	41
Oakmark International Small Cap Fund	49
HOW THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES	57
Investment Objectives	57
Change in Investment Objective	57
Principal Investment Strategies	57
Investment Techniques	60
Risk Factors	62
Portfolio Holdings Disclosure	68
MANAGEMENT OF THE FUNDS	69
INVESTING WITH THE OAKMARK FUNDS	72
Eligibility to Buy Shares	72
Account Information	72
Types of Accounts	73
Investment Minimums	74
Share Price	75
General Purchasing Policies	76
General Redemption Policies	78

HOW TO PURCHASE INVESTOR CLASS SHARES, ADVISOR CLASS SHARES AND INSTITUTIONAL CLASS SHARES	80
By Internet	80
By Check	81
By Wire Transfer	82
By Electronic Transfer	82
By Automatic Investment	83
By Payroll Deduction	83
By Exchange	84
By Telephone	85
HOW TO REDEEM INVESTOR CLASS SHARES, ADVISOR CLASS SHARES AND INSTITUTIONAL CLASS SHARES	86
By Internet	86
In Writing	86
By Telephone	87
By Electronic Transfer	87
By Exchange	87
By Wire Transfer	88
By Automatic Redemption	88
Signature Guarantee	89
Small Account Fee Policy	89
Small Account Redemption	89
EXCHANGING AND CONVERTING SHARES	90
Exchanges in Shares of the Same Class between Different Funds	90
Exchanges Between Classes of Shares of the Same Fund	90
Conversion of Shares Due to Eligibility	90
Conversion of Shares Due to Ineligibility	90
Additional Information About Exchanges and Conversions	91
SHAREHOLDER SERVICES	92
Direct Investors—Investor Class Shareholders, Advisor Class Shareholders, and Institutional Class Shareholders	92
Expenses	94
Escheatment of Fund Assets	95
Investors through an Intermediary—Investor Class Shareholders, Advisor Class Shareholders, and Institutional Class Shareholders	95
Service Class Shareholders	96
DISTRIBUTIONS AND TAXES	97
Distributions	97
Taxes	97
FINANCIAL HIGHLIGHTS	100

OAKMARK FUND

INVESTMENT OBJECTIVE

Oakmark Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	0.71%	0.71%	0.71%	0.71%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.18%	0.06%	0.03%	0.46%
Total Annual Fund Operating Expenses	0.89%	0.77%	0.74%	1.17%
Less: Fee waivers and/or expense reimbursements(1)	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.85%	0.73%	0.70%	1.13%

(1)  "Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.043% of its management fee otherwise payable to it by the Fund through January 27, 2020. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$87	$75	$72	$115
3 Years	271	233	224	359
5 Years	471	406	390	622
10 Years	1,049	906	871	1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies. The Fund generally invests in the securities of larger capitalization companies. The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

OAKMARK FUND

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

OAKMARK FUND

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies

OAKMARK FUND

may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund's return. There can be no guarantee that the use of options will increase the Fund's return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2009, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 23.2%, during the quarter ended June 30, 2009
• Lowest quarterly return: -17.3%, during the quarter ended December 31, 2018

OAKMARK FUND

Average Annual Total Returns for Periods Ended December 31, 2018

Oakmark Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	-12.73%	6.03%	13.92%
Return after taxes on distributions	-14.23%	4.94%	13.10%
Return after taxes on distributions and sale of Fund shares	-6.38%	4.69%	11.71%
Advisor Class
Return before taxes	-12.62%	None	None
Institutional Class
Return before taxes	-12.58%	None	None
Service Class
Return before taxes	-12.97%	5.71%	13.58%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	-4.38%	8.49%	13.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Institutional Class Shares, and Advisor Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the Oakmark Fund.

PORTFOLIO MANAGERS

William C. Nygren, CFA and Kevin G. Grant, CFA manage the Fund's portfolio. Mr. Nygren is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 1983 and has managed the Fund since 2000. Mr. Grant is Co-Chairman, a portfolio manager and analyst of the Adviser. He joined the Adviser in 1988 and has managed the Fund since 2000.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds at P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Although the Fund does not impose any sales charges on

OAKMARK FUND

Investor Class Shares, Advisor Class Shares, and Institutional Class Shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. Please contact your intermediary for additional information.

Investor Class Shares

Investor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000, and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an Automatic Investment Plan and accounts set up with a Payroll Deduction Plan.

Advisor Class Shares

Advisor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $100,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Institutional Class Shares

Institutional Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Service Class Shares

Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information. No such payments are made with respect to Institutional Class.

OAKMARK FUND

OAKMARK SELECT FUND

INVESTMENT OBJECTIVE

Oakmark Select Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.19%	0.04%	0.01%	0.45%
Total Annual Fund Operating Expenses	1.04%	0.89%	0.86%	1.30%
Less: Fee waivers and/or expense reimbursements(1)	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.97%	0.82%	0.79%	1.23%

(1)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.074% of its management fee otherwise payable to it by the Fund through January 27, 2020. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK SELECT FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$99	$84	$81	$125
3 Years	309	262	252	390
5 Years	536	455	439	676
10 Years	1,190	1,014	978	1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of U.S. companies. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund could own as few as twelve securities, but generally will have approximately twenty securities in its portfolio and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry. The Fund generally invests in the securities of large- and mid-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

OAKMARK SELECT FUND

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Non-Diversification Risk. A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer

OAKMARK SELECT FUND

may cause greater fluctuation in the value of a non-diversified Fund's shares. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility and may lead to greater losses.

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large and medium) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

OAKMARK SELECT FUND

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund's return. There can be no guarantee that the use of options will increase the Fund's return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2009, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 25.7%, during the quarter ended June 30, 2009
• Lowest quarterly return: -21.7%, during the quarter ended December 31, 2018

OAKMARK SELECT FUND

Average Annual Total Returns for Periods Ended December 31, 2018

Select Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	-24.88%	2.21%	12.58%
Return after taxes on distributions	-25.70%	0.96%	11.58%
Return after taxes on distributions and sale of Fund shares	-14.09%	1.79%	10.62%
Advisor Class
Return before taxes	-24.73%	None	None
Institutional Class
Return before taxes	-24.72%	None	None
Service Class
Return before taxes	-25.04%	1.92%	12.27%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	-4.38%	8.49%	13.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the Select Fund.

PORTFOLIO MANAGERS

William C. Nygren, CFA, Anthony P. Coniaris, CFA and Thomas W. Murray manage the Fund's portfolio. Mr. Nygren is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 1983 and has managed the Fund since its inception in 1996. Mr. Coniaris is Co-Chairman, a portfolio manager and analyst of the Adviser. He joined the Adviser in 1999 and has managed the Fund since 2013. Mr. Murray is a Vice President, Director of U.S. Research, portfolio manager and analyst of the Adviser. He joined the Adviser in 2003 and has managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to

OAKMARK SELECT FUND

The Oakmark Funds at P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Although the Fund does not impose any sales charges on Investor Class Shares, Advisor Class Shares, and Institutional Class Shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. Please contact your intermediary for additional information.

Investor Class Shares

Investor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000, and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an Automatic Investment Plan and accounts set up with a Payroll Deduction Plan.

Advisor Class Shares

Advisor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $100,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Institutional Class Shares

Institutional Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Service Class Shares

Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information. No such payments are made with respect to Institutional Class.

OAKMARK SELECT FUND

OAKMARK EQUITY AND
INCOME FUND

INVESTMENT OBJECTIVE

Oakmark Equity and Income Fund seeks income and preservation and growth of capital.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.20%	0.06%	0.01%	0.47%
Total Annual Fund Operating Expenses	0.88%	0.74%	0.69%	1.15%
Less: Fee waivers and/or expense reimbursements(1)	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.78%	0.64%	0.59%	1.05%

(1)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.099% of its management fee otherwise payable to it by the Fund through January 27, 2020. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK EQUITY AND INCOME FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$80	$65	$60	$107
3 Years	249	205	189	334
5 Years	433	357	329	579
10 Years	966	798	738	1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of U.S. equity and debt securities (although the Fund may invest up to 35% of its total assets in equity and debt securities of non-U.S. issuers). The Fund is intended to present a balanced investment program between growth and income by investing approximately 40-75% of its total assets in common stock, including securities convertible into common stock, and up to 60% of its total assets in debt securities issued by U.S. or non-U.S. governments and corporate entities rated at the time of purchase within the two highest grades assigned by Moody's Investors Service, Inc. or by S&P Global Ratings, a division of S&P Global. The Fund may invest up to 20% of its total assets in unrated or below investment grade rated debt securities, commonly called junk bonds. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

OAKMARK EQUITY AND INCOME FUND

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its equity investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular sector or industry.

The proportion of the Fund held in debt securities will vary in light of the Adviser's view of the attractiveness of debt securities. In times when the Adviser believes equities provide above average absolute value, the proportion of the Fund allocated to debt securities will decline. In selecting debt securities, the Adviser considers many factors, including among other things, quality, yield-to-maturity, liquidity, current yield and call risk. The Adviser believes the role of fixed income investments in the Fund is to help buffer the volatility of the Fund's equity portfolio and generate income.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of

OAKMARK EQUITY AND INCOME FUND

the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio

OAKMARK EQUITY AND INCOME FUND

transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities.

Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks.

Debt Securities Risk. Debt securities are subject to credit risk, call risk, interest rate risk and liquidity risk.

Credit Risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Call Risk. Upon the issuer's desire to call a security, or under other circumstances where a security is called, including when interest rates are low and issuers opt to repay the obligation underlying a "callable security" early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Interest Rate Risk. The Fund's yield and share price will fluctuate in response to changes in interest rates and there is a risk of loss due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Liquidity Risk. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell such security at an advantageous time or price and may be forced to sell a security at a discount to the Adviser's estimated value of such a security.

U.S. Government Securities Risk. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the United States and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.

Sovereign Debt Risk. Sovereign debt instruments, including U.S. and non-U.S. debt instruments, are subject to the risk that a governmental entity may delay, refuse, or be unable to pay interest or repay principal on its debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity's debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a government entity has not repaid may be collected.

Lower-Rated Debt Securities Risk. Below investment grade securities (commonly called junk bonds) are regarded as having predominately speculative characteristics with respect to the issuer's continuing ability to pay principal and interest and carry

OAKMARK EQUITY AND INCOME FUND

a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock's price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock's price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly called junk bonds). To the extent the Fund invests in convertible securities issued by mid- or small-cap companies, it will be subject to the risks of investing in such companies.

OAKMARK EQUITY AND INCOME FUND

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's annual average returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2009, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 10.6%, during the quarter ended September 30, 2009
• Lowest quarterly return: -12.8%, during the quarter ended September 30, 2011

OAKMARK EQUITY AND INCOME FUND

Average Annual Total Returns for Periods Ended December 31, 2018

Equity and Income Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	-8.33%	3.50%	7.83%
Return after taxes on distributions	-10.31%	1.74%	6.57%
Return after taxes on distributions and sale of Fund shares	-3.51%	2.65%	6.33%
Advisor Class
Return before taxes	-8.20%	None	None
Institutional Class
Return before taxes	-8.15%	None	None
Service Class
Return before taxes	-8.57%	3.20%	7.50%
Lipper Balanced Funds Index (does not reflect the deduction of fees, expenses or taxes)	-4.68%	4.48%	8.47%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	-4.38%	8.49%	13.12%
Barclays U.S. Government/Credit Index (does not reflect the deduction of fees, expenses or taxes)	-0.42%	2.53%	3.46%

The Lipper Balanced Fund Index measures the equal weighted performance of the 30 largest U.S. balanced funds as defined by Lipper. This index is unmanaged and investors cannot invest directly in this index. The S&P 500 Total Return Index is a float-adjusted, capitalization-weighted index of 500 U.S. large-capitalization stocks representing all major industries. It is a widely recognized index of broad U.S. equity market performance. Returns reflect the reinvestment of dividends. This index is unmanaged and investors cannot invest directly in this index. The Barclays U.S. Government / Credit Index measures the non-securitized component of the U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities. This index is unmanaged and investors cannot invest directly in this index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

OAKMARK EQUITY AND INCOME FUND

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the Equity and Income Fund.

PORTFOLIO MANAGERS

Clyde S. McGregor, CFA, M. Colin Hudson, CFA and Edward J. Wojciechowski, CFA manage the Fund's portfolio. Mr. McGregor is a Vice President and portfolio manager of the Adviser. He joined the Adviser in 1981 and has managed the Fund since its inception in 1995. Mr. Hudson is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2005 and has managed the Fund since 2013. Mr. Wojciechowski is a portfolio manager and analyst of the Adviser. He joined the Adviser in 2005 and has managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds at P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Although the Fund does not impose any sales charges on Investor Class Shares, Advisor Class Shares, and Institutional Class Shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. Please contact your intermediary for additional information.

Investor Class Shares

Investor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000, and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an Automatic Investment Plan and accounts set up with a Payroll Deduction Plan.

Advisor Class Shares

Advisor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $100,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Institutional Class Shares

Institutional Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Service Class Shares

Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares

OAKMARK EQUITY AND INCOME FUND

you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information. No such payments are made with respect to Institutional Class.

OAKMARK EQUITY AND INCOME FUND

OAKMARK GLOBAL FUND

INVESTMENT OBJECTIVE

Oakmark Global Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	0.99%	0.99%	0.99%	0.99%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.22%	0.13%	0.05%	0.51%
Total Annual Fund Operating Expenses	1.21%	1.12%	1.04%	1.50%
Less: Fee waivers and/or expense reimbursements(1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	1.15%	1.06%	0.98%	1.44%

(1)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.059% of its management fee otherwise payable to it by the Fund through January 27, 2020. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK GLOBAL FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$117	$108	$100	$147
3 Years	365	337	312	456
5 Years	633	585	542	787
10 Years	1,398	1,294	1,201	1,724

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings

OAKMARK GLOBAL FUND

that are growing and are reasonably predictable; and (3) high level of company management ownership.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

OAKMARK GLOBAL FUND

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks. The Fund may hedge its exposure to foreign

OAKMARK GLOBAL FUND

currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in e1merging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

OAKMARK GLOBAL FUND

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2009, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 29.5%, during the quarter ended June 30, 2009
• Lowest quarterly return: -18.3%, during the quarter ended September 30, 2011

Average Annual Total Returns for Periods Ended December 31, 2018

Global Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	-18.97%	1.34%	9.46%
Return after taxes on distributions	-21.32%	-0.07%	8.52%
Return after taxes on distributions and sale of Fund shares	-9.34%	1.14%	7.84%
Advisor Class
Return before taxes	-18.90%	None	None
Institutional Class
Return before taxes	-18.84%	None	None
Service Class
Return before taxes	-19.22%	1.00%	9.09%
MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)	-8.71%	4.56%	9.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from

OAKMARK GLOBAL FUND

those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the Global Fund.

PORTFOLIO MANAGERS

Clyde S. McGregor, CFA, David G. Herro, CFA, Anthony P. Coniaris, CFA and Jason E. Long, CFA manage the Fund's portfolio. Mr. McGregor is a Vice President and portfolio manager of the Adviser. He joined the Adviser in 1981 and has managed the Fund since 2003. Mr. Herro is Deputy Chairman, Chief Investment Officer of International Equity and a portfolio manager of the Adviser. He joined the Adviser in 1992 and has managed the Fund since 2016. Mr. Coniaris is Co-Chairman, a portfolio manager and analyst of the Adviser. He joined the Adviser in 1999 and has managed the Fund since 2016. Mr. Long is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2011 and has managed the Fund since 2016.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds at P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Although the Fund does not impose any sales charges on Investor Class Shares, Advisor Class Shares, and Institutional Class Shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. Please contact your intermediary for additional information.

Investor Class Shares

Investor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000, and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an Automatic Investment Plan and accounts set up with a Payroll Deduction Plan.

OAKMARK GLOBAL FUND

Advisor Class Shares

Advisor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $100,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Institutional Class Shares

Institutional Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Service Class Shares

Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information. No such payments are made with respect to Institutional Class.

OAKMARK GLOBAL FUND

OAKMARK GLOBAL SELECT FUND

INVESTMENT OBJECTIVE

Oakmark Global Select Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	0.99%	0.99%	0.99%	0.99%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.20%	0.10%	0.04%	0.45	%(1)
Total Annual Fund Operating Expenses	1.19%	1.09%	1.03%	1.44%
Less: Fee waivers and/or expense reimbursements(2)	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	1.12%	1.02%	0.96%	1.37%

(1)  "Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

(2)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.066% of its management fee otherwise payable to it by the Fund through January 27, 2020. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK GLOBAL SELECT FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$114	$104	$98	$139
3 Years	356	325	306	434
5 Years	617	563	531	750
10 Years	1,363	1,248	1,178	1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund could own as few as twelve securities, but generally will have approximately twenty securities in its portfolio and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry. Typically, the Fund will invest at least 40% of its total assets in securities of non-U.S. companies (unless the Adviser deems market conditions and/or company valuations less favorable to non-U.S. companies, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S. companies). In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. The Fund generally invests in the securities of larger capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A

OAKMARK GLOBAL SELECT FUND

company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the

OAKMARK GLOBAL SELECT FUND

success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Non-Diversification Risk. A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified Fund's shares. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility.

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial

OAKMARK GLOBAL SELECT FUND

business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

OAKMARK GLOBAL SELECT FUND

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2009, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 26.6%, during the quarter ended June 30, 2009
• Lowest quarterly return: -18.1%, during the quarter ended December 31, 2018

Average Annual Total Returns for Periods Ended December 31, 2018

Global Select Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	-21.19%	1.86%	11.31%
Return after taxes on distributions	-22.02%	0.86%	10.66%
Return after taxes on distributions and sale of Fund shares	-11.77%	1.52%	9.50%
Advisor Class
Return before taxes	-21.13%	None	None
Institutional Class
Return before taxes	-21.03%	None	None
MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)	-8.71%	4.56%	9.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans,

OAKMARK GLOBAL SELECT FUND

education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the Global Select Fund.

PORTFOLIO MANAGERS

William C. Nygren, CFA, David G. Herro, CFA, Anthony P. Coniaris, CFA and Eric Liu, CFA manage the Fund's portfolio. Mr. Nygren is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 1983 and has managed the Fund since its inception in 2006. Mr. Herro is Deputy Chairman, Chief Investment Officer of International Equity and a portfolio manager of the Adviser. He joined the Adviser in 1992 and has managed the Fund since its inception in 2006. Mr. Coniaris is Co-Chairman, a portfolio manager and analyst of the Adviser. He joined the Adviser in 1999 and has managed the Fund since 2016. Mr. Liu is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2009 and has managed the Fund since 2016.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds at P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Although the Fund does not impose any sales charges on Investor Class Shares, Advisor Class Shares, and Institutional Class Shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. Please contact your intermediary for additional information.

Investor Class Shares

Investor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000, and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an Automatic Investment Plan and accounts set up with a Payroll Deduction Plan.

Advisor Class Shares

Advisor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $100,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

OAKMARK GLOBAL SELECT FUND

Institutional Class Shares

Institutional Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Service Class Shares

Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information. No such payments are made with respect to Institutional Class.

OAKMARK GLOBAL SELECT FUND

OAKMARK INTERNATIONAL FUND

INVESTMENT OBJECTIVE

Oakmark International Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	0.81%	0.81%	0.81%	0.81%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.20%	0.07%	0.03%	0.48%
Total Annual Fund Operating Expenses	1.01%	0.88%	0.84%	1.29%
Less: Fee waivers and/or expense reimbursements(1)	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.96%	0.83%	0.79%	1.24%

(1)  Harris Associates L.P. (the "Adviser") has contractually agreed to waive 0.052% of its management fee otherwise payable to it by the Fund through January 27, 2020. This arrangement may only be modified or amended with approval from the Fund and the Adviser.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

OAKMARK INTERNATIONAL FUND

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$98	$85	$81	$126
3 Years	306	265	252	393
5 Years	531	460	439	681
10 Years	1,178	1,025	978	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Ordinarily, the Fund will invest in the securities of at least five countries outside of the United States. There are no geographic limits on the Fund's non-U.S. investments. The Fund may invest in securities of large-, mid-, and small- capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

OAKMARK INTERNATIONAL FUND

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

OAKMARK INTERNATIONAL FUND

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to sixty rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges

OAKMARK INTERNATIONAL FUND

may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Liquidity Risk. Trading markets or a particular investment in which the Fund is invested, including securities of issuers located outside the United States, may become less liquid or even illiquid. Illiquid investments can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that they may not be sold for the price at which the Fund is carrying them. This risk may be heightened with investments in issuers located in developing and emerging countries. The inability to sell an investment can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

OAKMARK INTERNATIONAL FUND

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2009, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 33.2%, during the quarter ended June 30, 2009
• Lowest quarterly return: -20.4%, during the quarter ended September 30, 2011

OAKMARK INTERNATIONAL FUND

Average Annual Total Returns for Periods Ended December 31, 2018

International Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	-23.43%	-0.50%	9.79%
Return after taxes on distributions	-24.40%	-1.41%	9.18%
Return after taxes on distributions and sale of Fund shares	-12.77%	-0.22%	8.24%
Advisor Class
Return before taxes	-23.35%	None	None
Institutional Class
Return before taxes	-23.32%	None	None
Service Class
Return before taxes	-23.66%	-0.83%	9.46%
MSCI World ex U.S. Index (Net) (does not reflect the deduction of fees, expenses or taxes)	-14.09%	0.34%	6.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the International Fund.

PORTFOLIO MANAGERS

David G. Herro, CFA and Michael L. Manelli, CFA manage the Fund's portfolio. Mr. Herro is Deputy Chairman, Chief Investment Officer of International Equity and a portfolio manager of the Adviser. He joined the Adviser in 1992 and has managed the Fund since its inception in 1992. Mr. Manelli is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2005 and has managed the Fund since 2016.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to The Oakmark Funds at P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Purchases and redemptions can also be made through an

OAKMARK INTERNATIONAL FUND

intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Although the Fund does not impose any sales charges on Investor Class Shares, Advisor Class Shares, and Institutional Class Shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. Please contact your intermediary for additional information.

Investor Class Shares

Investor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000, and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an Automatic Investment Plan and accounts set up with a Payroll Deduction Plan.

Advisor Class Shares

Advisor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $100,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Institutional Class Shares

Institutional Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Service Class Shares

Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information. No such payments are made with respect to Institutional Class.

OAKMARK INTERNATIONAL FUND

OAKMARK INTERNATIONAL
SMALL CAP FUND

INVESTMENT OBJECTIVE

Oakmark International Small Cap Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Advisor Class	Institutional Class	Service Class
Management fees	1.12%	1.12%	1.12%	1.12%
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.24%	0.20%	0.05%	0.59%
Total Annual Fund Operating Expenses	1.36%	1.32%	1.17%	1.71%

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

	Investor Class	Advisor Class	Institutional Class	Service Class
1 Year	$138	$134	$119	$174
3 Years	431	418	372	539
5 Years	745	723	644	928
10 Years	1,635	1,590	1,420	2,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may

OAKMARK INTERNATIONAL SMALL CAP FUND

indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of "small cap companies." A small cap company is one whose market capitalization is no greater than the largest market capitalization of any company included in the S&P EPAC (Europe Pacific Asia Composite) Small Cap Index ($13.14 billion as of December 31, 2018).

The Fund may invest in non-U.S. markets throughout the world, including emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Ordinarily, the Fund will invest in the securities of at least five countries outside the United States. There are no geographic limits on the Fund's non-U.S. investments.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.

OAKMARK INTERNATIONAL SMALL CAP FUND

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company has one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to seventy stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser's evaluation of those events, and the success of the Adviser in implementing the Fund's investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

OAKMARK INTERNATIONAL SMALL CAP FUND

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Small Cap Securities Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. Therefore, when purchasing and selling smaller cap securities, the Fund may experience higher transactional costs due to the length of time that might be needed to purchase or sell such securities. Additionally, if the Fund is forced to sell securities to meet redemption requests or other cash needs, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. Smaller companies also may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—thirty to seventy rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund

OAKMARK INTERNATIONAL SMALL CAP FUND

experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Liquidity Risk. Trading markets or a particular investment in which the Fund is invested, including securities of smaller companies and securities of issuers located outside the United States, may become less liquid or even illiquid. Illiquid investments can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that they may not be sold for the price at which the Fund is carrying them. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. This risk may be heightened with investments in issuers located in developing and emerging countries. The inability to sell an investment can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual

OAKMARK INTERNATIONAL SMALL CAP FUND

regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category carries the risk that due to current market conditions, that category may be out of favor with investors.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

PERFORMANCE INFORMATION

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Since 2009, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 43.7%, during the quarter ended June 30, 2009
• Lowest quarterly return: -19.9%, during the quarter ended September 30, 2011

OAKMARK INTERNATIONAL SMALL CAP FUND

Average Annual Total Returns for Periods Ended December 31, 2018

International Small Cap Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	-23.73%	-1.01%	9.34%
Return after taxes on distributions	-24.93%	-2.13%	8.61%
Return after taxes on distributions and sale of Fund shares	-12.71%	-0.59%	7.85%
Advisor Class
Return before taxes	-23.68%	None	None
Institutional Class
Return before taxes	-23.53%	None	None
Service Class
Return before taxes	-23.96%	-1.30%	9.03%
MSCI World ex U.S. Small Cap Index (Net)	-18.07%	2.25%	10.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Service Class Shares, Advisor Class Shares, and Institutional Class Shares will vary from returns shown for Investor Class Shares.

INVESTMENT ADVISER

Harris Associates L.P. is the investment adviser to the International Small Cap Fund.

PORTFOLIO MANAGERS

David G. Herro, CFA, Michael L. Manelli, CFA and Justin D. Hance, CFA manage the Fund's portfolio. Mr. Herro is Deputy Chairman, Chief Investment Officer of International Equity and a portfolio manager of the Adviser. He joined the Adviser in 1992 and has managed the Fund since its inception in 2005. Mr. Manelli is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2005 and has managed the Fund since 2011. Mr. Hance is a Vice President, Director of International Research and a portfolio manager of the Adviser. He joined the Adviser in 2010 and has managed the Fund since 2016.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased and sold (redeemed) on any business day, normally any day when the New York Stock Exchange is open for regular trading. Such purchases and redemptions can be made directly with the Fund by writing to

OAKMARK INTERNATIONAL SMALL CAP FUND

The Oakmark Funds at P.O. Box 219558 Kansas City, MO 64121-9558, or visiting Oakmark.com. Purchases and redemptions can also be made through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor. Although the Fund does not impose any sales charges on Investor Class Shares, Advisor Class Shares, and Institutional Class Shares, you may separately pay a commission to your intermediary on your purchase and sale of those shares, which is not reflected in this prospectus. Please contact your intermediary for additional information.

Investor Class Shares

Investor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000, and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. For Investor Class Shares held directly with the Fund, a minimum initial investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an Automatic Investment Plan and accounts set up with a Payroll Deduction Plan.

Advisor Class Shares

Advisor Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $100,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Institutional Class Shares

Institutional Class Shares are offered for purchase directly from the Fund with a minimum initial investment of $1,000,000 and through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

Service Class Shares

Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

TAX INFORMATION

The Fund's distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Fund and its distributor and/or the Adviser may pay the intermediary for services provided to the Fund and its shareholders. The Adviser and/or distributor may also pay the intermediary for the sale of Fund shares. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary's website for more information. No such payments are made with respect to Institutional Class.

OAKMARK INTERNATIONAL SMALL CAP FUND

HOW THE FUNDS PURSUE THEIR
INVESTMENT OBJECTIVES

INVESTMENT OBJECTIVES

Oakmark Fund ("Oakmark Fund"), Oakmark Select Fund ("Select Fund"), Oakmark Global Fund ("Global Fund"), Oakmark Global Select Fund ("Global Select Fund"), Oakmark International Fund ("International Fund") and Oakmark International Small Cap Fund ("International Small Cap Fund") seek long-term capital appreciation. Oakmark Equity and Income Fund ("Equity and Income Fund") seeks income and preservation and growth of capital. (Each referred to as a "Fund" and collectively the "Funds" or "Oakmark Funds").

CHANGE IN INVESTMENT OBJECTIVE

Each Fund's investment objective may be changed by the Board of Trustees (the "Board") of Harris Associates Investment Trust (the "Trust") without shareholder approval. Shareholders will receive at least thirty days' written notice of any change in a Fund's investment objective. If the Board approves a change in a Fund's investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. There can be no assurance that a Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

Philosophy

The Funds use a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with Harris Associates L.P.'s (the "Adviser") estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what the Adviser believes is a company's intrinsic value presents the best opportunity to achieve a Fund's investment objective.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for the following characteristics, although the companies selected may not have all of these attributes:

•  free cash flows and intelligent investment of excess cash;

•  earnings that are growing and are reasonably predictable; and

•  high level of company management ownership.

PROSPECTUS

Key Tenets of the Oakmark Value Investment Philosophy:

1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

Process

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. The Adviser does not rely upon recommendations generated from other brokerage or investment firms, generally referred to as the "Street." As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

The chief consideration in the selection of stocks for the Funds is the size of the discount of a company's current stock price compared to the Adviser's estimate of the company's intrinsic value. Once the Adviser identifies a stock that it believes is selling at a significant discount compared to the Adviser's estimate of the company's intrinsic value and that the company may have one or more of the additional qualities mentioned above, the Adviser may consider buying that stock for a Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock held by a Fund. The Adviser monitors each portfolio holding and adjusts those price targets as warranted to reflect changes in a company's fundamentals.

Bottom-Up Investment Process

All portfolio managers at the Adviser strive to abide by a consistent investment philosophy and process. This process involves a collective effort to identify what the managers believe are the best values in the marketplace. Each Fund manager typically constructs a focused portfolio from a list of approved stocks, built on a

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stock by stock basis from the bottom up. The following chart illustrates this bottom-up process:

Managing Risk

The Adviser tries to manage some of the risks of investing in common stocks by purchasing stocks whose prices it considers low relative to the companies' intrinsic value. The Adviser seeks companies with solid finances and proven records and continuously monitors each portfolio company.

For Equity and Income Fund, the Adviser attempts to manage the risks of investing in debt by conducting independent evaluations of the creditworthiness of the issuers and by actively managing the average duration of the Fund's portfolio holdings in anticipation of interest rate changes.

Furthermore, for Global Fund, Global Select Fund, International Fund and International Small Cap Fund, the Adviser attempts to manage some of the risks of investing in securities of non-U.S. issuers by considering the relative political and economic stability of a company's home country, the company's ownership structure, and the company's accounting practices.

Equity Securities

The types of equity securities in which each Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The chief consideration in selecting an equity security for a Fund is the size of the discount of the market price relative to the Adviser's estimate of the intrinsic value of the company.

Debt Securities

Each Fund may invest in debt securities of both governmental and corporate issuers. Each of Oakmark Fund, Select Fund, Global Fund and Global Select Fund may invest up to 25% of its total assets (each, valued at the time of investment), and each of International Fund and International Small Cap Fund may invest up to 10% of its total assets (each, valued at the time of investment) in debt securities. Equity and Income Fund may invest up to 60% of its assets (valued at the time of investment)

PROSPECTUS

in debt securities rated at the time of purchase within the two highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or by S&P Global Ratings, a division of S&P Global ("S&P"). Each Fund (other than Equity and Income Fund) may invest in debt securities that are rated below investment grade (commonly called junk bonds), with no minimum rating requirement for the debt securities in which those Funds may invest. Equity and Income Fund may invest up to 20% of its total assets in debt securities that are unrated or rated below investment grade. Descriptions of the ratings used by S&P and Moody's are included in Appendix A to the Statement of Additional Information.

Portfolio Structure

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on Fund performance; therefore, the portfolio of each Fund, except International Small Cap Fund, Select Fund and Global Select Fund, typically holds thirty to sixty stocks rather than hundreds. International Small Cap Fund typically holds thirty to seventy stocks rather than hundreds. Select Fund and Global Select Fund each generally holds approximately twenty stocks in its portfolio. The Funds may invest in small-, mid-, and large-capitalization companies, but Select Fund generally invests in securities of large- and mid-capitalization companies, and Oakmark Fund and Global Select Fund generally invest in securities of larger capitalization companies.

The Adviser's value investment philosophy also emphasizes investing for the long-term. The Adviser believes that the market will ultimately discover these undervalued companies, so it gives them the time such recognition requires. The Adviser has found that generally it takes three to five years for the gap between stock price and intrinsic value to narrow. Therefore, successful implementation of this value investment philosophy requires that the Funds and their shareholders have a long-term investment horizon.

INVESTMENT TECHNIQUES

In addition to the techniques described in each Fund's summary section, each of the Funds may employ the following techniques in pursuing the principal investment strategies described above.

Currency Exchange Transactions. Each Fund may engage in currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price in U.S. dollars set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries that a Fund may invest in, or be exposed to, and are designed to serve as hedges against possible variations in the exchange rates for currencies. The Funds' forward currency transactions are limited to transaction hedging and portfolio hedging.

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Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities.

Portfolio hedging uses of a forward contract on an actual or anticipated portfolio securities position that is denominated or quoted in a particular currency or exposed to foreign currency fluctuation. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in, or exposed to, a specific currency or currencies. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

A Fund may incur costs in connection with conversions between various currencies, and the Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. In addition, a Fund may not be able to readily dispose of such contracts at prices that approximate those at which a Fund could sell them if they were more widely traded. The limited liquidity of forward contracts also can affect their market price, thereby adversely affecting a Fund's net asset value. Counterparty risk associated with forward contracts is the risk that changes in the credit quality of a company that serves as a Fund's counterparty with respect to forward contract transactions supported by that party's credit, may affect the value of those instruments. In the event of insolvency of a counterparty, a Fund may sustain losses or be unable to liquidate its position.

Entering into forward currency contracts also may generate profits or losses for a Fund depending upon movements in the currencies in which the forward currency contract is denominated. The use of forward currency contracts subjects a Fund to counterparty risk, as discussed above. Assets used as cover or held in an account cannot be sold while the position in the corresponding contract is open, unless they are replaced with appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations. Although forward contracts may be used to protect a Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that a Fund's hedging strategy will be successful.

Short-Term Investments. In seeking to achieve its investment objective, a Fund ordinarily invests on a long-term basis, but on occasion also may invest on a short-term basis, for example, where short-term perceptions have created a significant gap between price and value. Occasionally, securities purchased on a long-term basis may be sold within 12 months after purchase in light of a change in the circumstances of a particular company or industry or in light of general market or economic conditions or if a security achieves its price target in an unexpected shorter period.

Temporary Defensive Investment Strategies. In response to adverse market, economic, political, or other unusual conditions, and in the interest of preserving the value of its portfolio, a Fund may utilize a temporary defensive investment

PROSPECTUS

strategy, if it determines such a strategy to be warranted, by holding cash (U.S. dollars, foreign currencies, or multinational currency units) and/or investing up to 100% of its assets in high-quality debt obligations, money market instruments or repurchase agreements. Under normal market conditions, the potential for income or capital growth on these securities will tend to be lower than the potential for income or capital growth of capital on other securities that may be owned by a Fund. During periods when a Fund has assumed a temporary defensive position, it may miss certain other investment opportunities and it may not achieve its investment objective.

RISK FACTORS

In addition to the risks described in each Fund's summary section, you may be subject to the following principal risks if you invest in any of the Funds:

General Risks. All investments, including those in mutual funds, have risks, and no one investment is suitable for all investors. Each Fund is intended for long-term investors. Only Equity and Income Fund is intended to present a balanced investment program between growth and income.

To the extent that a Fund invests in the following types of securities, you also may be subject to other risks:

Convertible Securities Risk (a principal risk for Equity and Income Fund). The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock's price is high relative to the conversion price, and a convertible security is subject to the market risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock's price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible only at the option of the holder.

Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company's convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered "junior" securities—that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Debt Securities Risk (a principal risk for Equity and Income Fund). Each Fund may invest in debt securities of both governmental and corporate issuers. A decline

THE OAKMARK FUNDS

in prevailing levels of interest rates generally increases the value of debt securities in a Fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will generally affect its net asset value, but generally not the income it receives from debt securities it owns unless it is a variable rate obligation. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. In addition, if the debt securities contain call, prepayment, or redemption provisions, during a period of declining interest rates, those securities are likely to be redeemed, and the Fund would probably be unable to replace them with securities having as great a yield.

Lower-Rated Debt Securities Risk. Investment in medium- and lower-grade debt securities involves greater risk than investment in investment-grade debt securities, including the possibility of issuer default or bankruptcy. Lower-grade debt securities are obligations of companies rated BB or lower by S&P or Ba or lower by Moody's. Lower-grade debt securities are considered speculative and may be in poor standing or actually in default. Medium-grade debt securities are those rated BBB by S&P or Baa by Moody's. Securities so rated are considered to have speculative characteristics. Lower-grade debt securities and medium-grade securities are commonly called junk bonds. An economic downturn could severely disrupt the market in medium and lower grade debt securities and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-medium and lower-grade bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

The market for medium- and lower-grade debt securities tends to be less broad than the market for higher-quality debt securities. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling these debt securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Sovereign Debt Risk. Foreign sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entities' debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund, European Commission or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to make payments on its obligation or to refinance outstanding debt through the issuance of additional bonds. There is no legal process for collecting sovereign debt that a government does not re-pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

PROSPECTUS

Emerging Markets Risk (a principal risk for each of Global Fund, Global Select Fund, International Fund, and International Small Cap Fund). Investments in emerging markets may be considered speculative. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Government-Sponsored Entity Securities Risk (a principal risk for Equity and Income Fund). Each Fund may invest in government-sponsored entity securities, which are securities issued or guaranteed by entities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks, among others.

There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration. These securities have the lowest credit risk. Other types of securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the United States. For example, some securities are supported by the right of the agency or instrumentality to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority. As a result, you should be aware that although an issuer may be chartered or sponsored by Acts of Congress, an issuer may not be funded by congressional appropriations, and as such its securities are neither guaranteed nor insured by the U.S. Treasury. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the United States, there can be no assurance that the U.S. government will always provide financial support to the agency or instrumentality. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. A Fund will invest in securities of agencies or instrumentalities only if the Adviser believes that the credit risk involved is acceptable.

It is possible that the securities discussed in this section could be adversely affected by the actions (or inactions) of the U.S. government.

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Liquidity Risk (a principal risk for International Fund and International Small Cap Fund). From time to time, the trading market for a particular investment in which the Fund invests, or a particular instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund's ability to limit losses.

Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected episodes of illiquidity may limit the Fund's ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Capitalization Risk (a principal risk for all Funds). Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies. Smaller companies may be more volatile due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about such companies, and their stocks may have a more limited trading market than stocks of larger companies.

Non-U.S. Securities Risk (a principal risk for each of Equity and Income Fund, Global Fund, Global Select Fund, International Fund and International Small Cap Fund). International investing may allow you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. Many foreign economies have, from time to time, grown faster than the U.S. economy, and the returns on investments in those countries have exceeded those of similar U.S. investments, although there can be no assurance that those conditions will continue.

You should understand and consider carefully the greater risks involved in investing internationally. These include: less public information with respect to companies; less governmental supervision of stock exchanges, securities brokers and companies; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in non-U.S. markets; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

PROSPECTUS

Although the Funds try to invest in companies located in countries having stable political environments, there is the possibility of restriction of foreign investment, expropriation of assets, or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which have had and may continue to have very negative effects on the economies and securities markets of those countries.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or Global Depositary Receipts (GDRs) that are not sponsored by the issuer of the underlying security. To the extent it does so, a Fund may bear its proportionate share of the expenses of the depository and might have greater difficulty in receiving copies of the issuer's shareholder communications than would be the case with a sponsored ADR, EDR or GDR.

The cost of investing in securities of non-U.S. issuers typically is higher than the cost of investing in U.S. securities. International Fund, International Small Cap Fund, Global Fund and Global Select Fund provide an efficient way for an individual to participate in non-U.S. markets, but their expenses, including advisory and custody fees, are higher than for a typical domestic equity fund.

Non-U.S. securities are generally denominated and traded in foreign currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund's non-U.S. securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar rises compared to a foreign currency, the value of an investment traded in that currency will fall because it will be worth fewer U.S. dollars. The Funds may try to hedge the risk of loss resulting from currency exchange fluctuation; however, there can be no guarantee that any hedging activity will be undertaken or, if undertaken, be successful. Further, hedging activity may reduce the risk of loss from currency fluctuations, but also may limit or reduce the opportunity for gain. Other currency-related risks include the possible imposition of exchange control regulations and currency restrictions that would prevent cash from being brought back to the United States.

Operational and Cybersecurity Risk (a principal risk for all Funds). The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems ("denial of

THE OAKMARK FUNDS

services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial adverse impact on the Fund and its shareholders.

The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its shareholders. The Adviser, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. While the Adviser has established business continuity plans and risk management systems seeking to address these problems, there are inherent limitations in such plans and systems, and it is not possible for the Adviser or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Options Risk (a principal risk for Oakmark Fund and Select Fund). The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund's return. There can be no guarantee that the use of options will increase the Fund's return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

REITs and Other Real Estate Companies Risk (a principal risk for Equity and Income Fund). Securities of real estate investment trusts (also known as "REITs") and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector

PROSPECTUS

of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free "pass-through" of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, ("Code") or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. Effective for taxable years beginning after December 31, 2017, and before January 1, 2026, the Code generally allows non-corporate entities such a deduction for 20% of qualified REIT dividends. Recently issued proposed regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Small and Mid Cap Securities Risk (a principal risk for International Small Cap Fund). During some periods, the securities of small and mid cap companies, as a class, have performed better than the securities of large cap companies, and in some periods they have performed worse. Stocks of small and mid cap companies tend to be more volatile and less liquid than stocks of large cap companies.

Small and mid cap companies, as compared to larger cap companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure, and may have a smaller public market for their shares.

PORTFOLIO HOLDINGS DISCLOSURE

Information on the Funds' portfolio holdings disclosure policies and procedures is available in the Statement of Additional Information. Each Fund posts on Oakmark.com a complete list of its portfolio holdings usually within 10 business days after the Funds' fiscal quarter-end.

THE OAKMARK FUNDS

MANAGEMENT OF THE FUNDS

The Funds' investments and business affairs are managed by Harris Associates L.P. The Adviser also serves as investment adviser or sub-adviser to individuals, trusts, retirement plans, endowments, foundations and other mutual funds and as manager to private partnerships. Together with a predecessor, the Adviser has advised and managed mutual funds since 1970. The Adviser's address is 111 South Wacker Drive, Suite 4600, Chicago, Illinois 60606-4319.

Subject to the overall authority and supervision of the Board, the Adviser furnishes continuous investment supervision and management to the Funds and also furnishes office space, equipment, and management personnel.

Each Fund pays a management fee to the Adviser for serving as investment adviser and for providing administrative services. The fees reflected below are expressed as a percentage of average daily net assets. For the fiscal year ended September 30, 2018, the management fees paid by the Funds, as a percentage of average daily net assets, were:

Fund
Oakmark Fund	0.71%
Select Fund	0.85
Equity and Income Fund	0.68
Global Fund	0.99
Global Select Fund	0.99
International Fund	0.81
International Small Cap Fund	1.12

The Adviser has contractually agreed, through January 27, 2020, to waive the advisory fee otherwise payable to it by the following percentages with respect to each Fund: 0.043% for Oakmark Fund; 0.074% for Select Fund; 0.099% for Equity and Income Fund; 0.059% for Global Fund; 0.066% for Global Select Fund; and 0.052% for International Fund. When determining whether a Fund's total expenses exceed the additional contractual expense cap described below, a Fund's net advisory fee, reflecting application of the advisory fee waiver, will be used to calculate a Fund's total expenses. The Adviser is not entitled to collect on or make a claim for waived fees that are the subject of this undertaking at any time in the future. This arrangement may only be modified or amended with approval from a Fund and the Adviser.

PROSPECTUS

The Adviser has contractually agreed to reimburse each Fund Class to the extent that its annual ordinary operating expenses of a class exceed the following percentages of the average daily net assets of that class:

Fund*	Investor Class	Advisor Class	Institutional Class	Service Class
Oakmark Fund	1.50%	1.40%	1.30%	1.75%
Select Fund	1.50	1.40	1.30	1.75
Equity and Income Fund	1.00	0.90	0.80	1.25
Global Fund	1.75	1.65	1.55	2.00
Global Select Fund	1.75	1.65	1.55	2.00
International Fund	2.00	1.90	1.80	2.25
International Small Cap Fund	2.00	1.90	1.80	2.25

*  The agreement is effective through January 27, 2020. The Adviser is entitled to recoup from assets attributable to any Fund class amounts reimbursed to that Fund class, except to the extent that the Fund class already has paid such recoupment to the Adviser or such recoupment would cause the annual ordinary operating expenses of a Fund class for that fiscal year to exceed the applicable limit shown above or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the reimbursement occurred.

A discussion regarding the basis for the approval of the Funds' current investment advisory agreements with the Adviser by the Board will be available in the Funds' semi-annual report to shareholders for the fiscal period ended March 31, 2019.

Neither this prospectus nor the Statement of Additional Information is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that have not been waived. The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds. Shareholders are not parties to, or intended to be third-party beneficiaries of, those contractual arrangements.

This prospectus and the Statement of Additional Information provide information concerning each Fund that you should consider in determining whether to purchase shares of a Fund. Each Fund may make changes to this information from time to time.

PORTFOLIO MANAGERS

Oakmark Fund is managed by William C. Nygren, CFA and Kevin G. Grant, CFA. Mr. Nygren joined the Adviser as an analyst in 1983 and was the Adviser's Director of Research from September 1990 to March 1998. He holds an M.S. in Finance from the University of Wisconsin—Madison (1981) and a B.S. in Accounting from the University of Minnesota (1980). Mr. Grant joined the Adviser in 1988 and joined the research team in 1991. He holds an M.B.A. in Finance from Loyola University—Chicago (1991) and a B.S. in Computer Science from the University of Wisconsin—Madison (1987).

Select Fund is managed by Mr. Nygren, Anthony P. Coniaris, CFA and Thomas W. Murray. Mr. Coniaris joined the Adviser as a research associate in 1999 and has been an analyst since 2003. He holds an M.B.A. from Northwestern University (2005) and

THE OAKMARK FUNDS

a B.A. from Wheaton College (1999). Mr. Murray joined the Adviser as an analyst in 2003. He has an M.B.A. from Georgia State University (1996) and a B.A. from the University of North Carolina (1992).

Equity and Income Fund is managed by Clyde S. McGregor, CFA, M. Colin Hudson, CFA and Edward J. Wojciechowski, CFA. Mr. McGregor joined the Adviser as an analyst in 1981 and began managing portfolios in 1986. He holds an M.B.A. in Finance from the University of Wisconsin—Madison (1977) and a B.A. in Economics and Religion from Oberlin College (1974). Mr. Hudson joined the Adviser as an analyst in 2005. He holds an M.B.A. in Finance from Indiana University (1999), an M.S. in Geology from Indiana University (1995) and a B.A. in Economics from DePauw University (1992). Mr. Wojciechowski joined the Adviser as an analyst and director of fixed income in 2005. He holds a B.S. in Finance and Economics from Marquette University (1995).

Global Fund is managed by David G. Herro, CFA, Mr. McGregor, Mr. Coniaris and Jason E. Long, CFA. Mr. McGregor and Mr. Coniaris manage the Fund's U.S. holdings, and Mr. Herro and Mr. Long manage the Fund's non-U.S. holdings. Mr. Herro joined the Adviser in 1992 as a portfolio manager and analyst. He holds an M.A. in Economics from the University of Wisconsin—Milwaukee (1985) and a B.S. in Business and Economics from the University of Wisconsin—Platteville (1983). Mr. Long joined the Adviser in 2011 as an analyst. He holds a B.A. in Finance and International Economics from San Diego State University (1999).

Global Select Fund is managed by Mr. Nygren, Mr. Herro, Mr. Coniaris and Eric Liu, CFA. Mr. Nygren and Mr. Coniaris manage the Fund's U.S. holdings, and Mr. Herro and Mr. Liu manage the Fund's non-U.S. holdings. Mr. Liu joined the Adviser in 2009 as an analyst. He holds an M.B.A. from the University of Chicago (2009) and a B.A. from the University of California Los Angeles (2001).

International Fund is managed by Mr. Herro and Michael L. Manelli, CFA. Mr. Manelli joined the Adviser as an international analyst in 2005. He holds a B.B.A. from the University of Iowa (2000).

International Small Cap Fund is managed by Mr. Herro, Mr. Manelli and Justin D. Hance, CFA. Mr. Hance joined the Adviser in 2010 as an analyst. He holds a B.A. in Economics and Legal Studies from Claremont McKenna College (2006).

The Statement of Additional Information provides additional information regarding portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of shares of the Fund(s) each such portfolio manager manages.

PROSPECTUS

INVESTING WITH
THE OAKMARK FUNDS

The Funds are "no-load" mutual funds, which means that they do not impose any commission or sales charge when shares are purchased or sold. Shares of the Funds may be held directly with the Funds or through an intermediary, such as a broker-dealer, bank, retirement plan service provider, or retirement plan sponsor.

ELIGIBILITY TO BUY SHARES

All Funds. Each Fund generally is available for purchase only by residents of the United States, Puerto Rico, Guam, and the U.S. Virgin Islands. The Adviser, at its sole discretion, and on a case-by-case basis, may make exceptions regarding the eligibility requirements of any share class.

If you have any questions about your ability to purchase shares of one of these Funds, please call your intermediary or an investor service representative at 1-800-OAKMARK (625-6275).

Oakmark Units. Oakmark Units are the Administration Shares of the Financial Square Treasury Solutions Fund. The Financial Square Treasury Solutions Fund is a portfolio of the Goldman Sachs Trust. If exchanging into a Fund, the new account must have the minimum balance of $1,000 (or $500 with an Automatic Investment Plan, a Payroll Deduction Plan or for Coverdell Education Savings Accounts). All purchase, redemption and exchange orders for Oakmark Units must generally be received prior to 3:00 p.m. Eastern time on days the Oakmark Units are open to be processed that day. Orders received after 3:00 p.m. will be processed the next business day.

For a prospectus and more complete information on the Oakmark Units, including management fees and expenses, please call 1-800-OAKMARK (625-6275) or visit Oakmark.com. Please read that prospectus carefully before you invest or send money. Oakmark Units are not offered or being sold through this prospectus.

ACCOUNT INFORMATION

Opening an Account

If you purchase Investor Class Shares, Advisor Class Shares, or Institutional Class Shares directly from the Funds, you may set up your account in any of the following ways:

•  Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts can have two or more owners, and provide for rights of survivorship.

•  Gift or Transfer to a Minor (UGMA, UTMA). These gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he/she reaches the age of majority. Your application should include the minor's social security number.

THE OAKMARK FUNDS

•  Trust for Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account and you must include the date of establishment of the trust or plan on your application.

•  Business or Organization. You may invest money on behalf of a corporation, association, partnership or similar institution. You should include a resolution with your application that indicates which officers are authorized to act on behalf of the entity.

•  Retirement. A qualified retirement account enables you to defer taxes on investment income and capital gains. Your contributions may be tax-deductible. For detailed information on the tax advantages and consequences of investing in individual retirement accounts (IRAs) and retirement plan accounts, please consult your tax advisor. The types of IRAs available to you are: Traditional IRA, Roth IRA, Rollover IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts (CESA). For detailed information on these accounts, see the Oakmark IRA Booklet and Coverdell Education Savings Booklet.

The Funds may be used as an investment in other kinds of retirement plans, including, but not limited to, Keogh plans maintained by self-employed individuals or owner-employees, traditional pension plans, corporate profit-sharing and money purchase pension plans, section 403(b)(7) custodial tax-deferred annuity plans, other plans maintained by tax-exempt organizations, cash balance plans and any and all other types of retirement plans. All of these accounts need to be established by the plan's trustee, and the plan's trustee should contact the Fund regarding the establishment of an investment relationship.

If you invest in Investor Class Shares, Advisor Class Shares, and/or Institutional Class Shares of a Fund through an intermediary, the policies and procedures by which you can purchase and redeem shares may be governed by your intermediary. If you transact in Investor Class Shares, Advisor Class Shares, and/or Institutional Class Shares, you may be required to pay a commission to your intermediary acting as your broker. Please contact your intermediary for information on how to purchase and redeem your Investor Class Shares, Advisor Class Shares, and/or Institutional Class Shares, or contact an Oakmark investor service representative at 1-800-OAKMARK (625-6275).

Service Class Shares of the Funds are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. Please see below for additional information.

TYPES OF ACCOUNTS

Investor Class, Advisor Class and Institutional Class Shares. Investor Class, Advisor Class and Institutional Class Shares are offered for purchase only to:

•  individuals, trusts, estates, endowments or foundations who purchase directly from the Fund, or non-omnibus accounts held through certain financial intermediaries, with an initial minimum purchase of $1,000, for Investor Class Shares, $100,000, for Advisor Class Shares, or $1,000,000, for Institutional Class Shares;

PROSPECTUS

•  employee retirement and other benefit plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Investor Class, Advisor Class and/or Institutional Class Shares in plan level or omnibus accounts on behalf of participants; and

•  any other individual or entity investor who purchases Investor Class, Advisor Class and/or Institutional Class Shares through an intermediary, where (i) such intermediary has entered into an agreement with the Funds' distributor and/or the Adviser; and (ii) the intermediary holds the investor's shares through an omnibus account with the Fund.

Services Class Shares. Service Class Shares are offered for purchase only through certain retirement plans, such as 401(k) and profit sharing plans. To purchase or redeem Service Class Shares you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. Service Class Shares pay a service fee at the annual rate of up to 0.25% of the average annual value of Service Class Shares. This service fee is paid to the intermediary for performing services associated with the administration of a retirement plan.

If you invest in Service Class Shares, the procedures by which you can purchase or redeem shares are governed by the terms of your retirement plan. Please contact your plan sponsor or service provider for information on how to purchase or redeem your Service Class Shares, or contact an Oakmark investor service representative at 1-800-OAKMARK (625-6275).

INVESTMENT MINIMUMS

The Funds' initial investment minimums generally are set forth in the tables below. Once your account is open, subsequent investments may be made in any amount.

Investor Class Shares held	Investment minimum
Directly with the Fund	$1,000
Directly with the Fund in a Coverdell Education Savings Account (CESA), Automatic Investment Plan or Payroll Deduction Plan	$500
Through certain Intermediaries (omnibus accounts)	No Minimum
In certain Retirement Plans	No Minimum

THE OAKMARK FUNDS

Advisor Class Shares held	Investment minimum
Directly with the Fund	$100,000
Through certain Intermediaries (omnibus accounts)	No Minimum
In certain Retirement Plans	No Minimum
Institutional Class Shares held	Investment minimum
Directly with the Fund	$1,000,000
Through certain Intermediaries (omnibus accounts)	No Minimum
In certain Retirement Plans	No Minimum

For more information about share class eligibility, see "Types of Accounts" above.

SHARE PRICE

Net Asset Value. The share price is also called the net asset value (the "NAV") of a share. The NAV of shares of each class is determined by the Funds' custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on any day on which the NYSE is open for regular trading.

The NYSE is closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund's NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds' portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Securities held by the Funds are generally valued at market value. Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments maturing in 61 days or more from the date of valuation are valued at the latest bid quotation or an evaluated price from an independent pricing service. Short-term debt instruments maturing in 60 days or less from the date of valuation are valued at amortized cost, which approximates market value. All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. Each FLEX option purchased or written shall be valued using the Option Valuation (OVME) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a

PROSPECTUS

valuation using Bloomberg's proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with Fund policies and procedures. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with policies established by or under the direction of the Board.

Although fair valuation may be more commonly used with equity securities of non-U.S. issuers it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Purchase Price and Effective Date. Each purchase of a Fund's shares is made at the NAV of Investor Class Shares, Advisor Class Shares, Institutional Class Shares or Service Class Shares, as relevant, next determined as follows:

•  A purchase by check, wire transfer or electronic transfer is made at the NAV next determined after receipt and acceptance by the Funds' transfer agent of your check or wire transfer or your electronic transfer investment instruction. An order is not accepted until the Funds' transfer agent has received an application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

•  A purchase through an intermediary that is an authorized agent of the Fund for the receipt of orders, is made at the NAV next determined after the intermediary receives and accepts the order.

•  A purchase through an intermediary that is not an authorized agent of the Fund for the receipt of orders, is made at the NAV next determined after the Fund's transfer agent receives and accepts the order.

Each Fund reserves the right to reject any purchase order accepted by an intermediary if it determines that the order is not in the best interests of the Fund or its shareholders.

Share price information may be obtained by visiting Oakmark.com or by calling 1-800-OAKMARK (625-6275) and choosing menu option 1 to access our voice recognition system.

GENERAL PURCHASING POLICIES

You may open an account and add to an account by purchasing directly from a Fund or through an intermediary.

THE OAKMARK FUNDS

•  If you buy shares of a Fund through an intermediary, the intermediary may charge a fee for its services. Any such charge could constitute a substantial portion of a smaller account and may not be in your best interest. You may purchase a Fund's shares directly from the Fund without the imposition of any such fees. See "How to Purchase Investor Class Shares, Advisor Class Shares, and Institutional Class Shares" in this prospectus for additional information.

•  Once a Fund accepts your purchase order, you may not cancel or revoke it; however, you may redeem the shares. The Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 10 days.

•  Each Fund reserves the right to cancel any purchase or exchange order it accepts.

Excessive and Short-Term Trading. The Funds are intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and diluting the value of shares. Such trading also may require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Funds.

The Board has adopted policies and procedures that do not accommodate and seek to discourage excessive or short-term trading activities. These policies and procedures include, among other things: (1) monitoring trading activity to detect excessive, short-term and other abusive trading in the Funds' shares; and (2) utilizing a third-party systematic fair valuation service. In addition, each Fund reserves the right to reject or restrict, without prior notice, any purchase or exchange order it receives, including any order from a retirement plan participant, and any order transmitted by a shareholder's or retirement plan participant's intermediary, that Fund management determines, in its sole discretion, not to be in the Fund's best interest. The Funds also reserve the right to reject or restrict all purchases received from any shareholder or intermediary, including retirement plans, even if not all shareholders or plan participants investing through that intermediary are involved in excessive or short-term trading.

Despite the Funds' efforts to detect and prevent abusive trading activity, there can be no assurance that the Funds will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to identify such activity in certain omnibus accounts and other accounts traded through intermediaries, some of which may be authorized agents of the Funds. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to the Funds. Consequently, the Funds may not have knowledge of the identity of investors and their transactions as those transactions are submitted to the Funds.

Under a federal rule, the Funds are required to have an agreement with many of their intermediaries obligating the intermediaries to provide, upon a Fund's request, information regarding the intermediaries' customers and their transactions.

PROSPECTUS

However, there can be no guarantee that excessive, short-term or other abusive trading activity will be detected, even with such agreements in place. The Funds may not accept purchase orders from intermediaries who materially fail to comply with such agreements.

To the degree the Funds are able to detect excessive or short-term trading in accounts maintained by an intermediary, the Funds will seek the cooperation of the intermediary to stop such trading. However, there can be no assurance that the intermediary will cooperate in all instances. Certain intermediaries may not presently possess the operational or technical capabilities to track purchase, redemption or exchange orders made by an individual investor as requested by the Funds. Certain intermediaries, in particular retirement plan administrators and sponsors, may possess other capabilities or utilize other techniques to deter excessive or short-term trading upon which the Funds may rely. These other capabilities and techniques may be more or less restrictive than those utilized by the Funds. Accordingly, you should consult with your intermediary to determine what purchase and exchange limitations may be applicable to your transactions.

GENERAL REDEMPTION POLICIES

You may redeem your shares by contacting a Fund directly or through an intermediary.

•  The price at which your redemption order will be processed is the NAV next determined after proper redemption instructions are received, as described below under "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares." See "Investing with The Oakmark Funds—Share Price—Net Asset Value" in this prospectus for additional information.

•  The Funds cannot accept a redemption request that specifies a particular redemption date or price.

•  Once a Fund receives your redemption order, you may not cancel or revoke it.

•  The Funds generally will mail redemption proceeds within seven days after receipt of your redemption request regardless of payment type. If you recently made a purchase, the Funds may withhold redemption proceeds until they are reasonably satisfied that they have received your payment. This confirmation process may take up to 10 days from the purchase date. See "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares" in this prospectus for additional information.

•  The Funds reserve the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.

•  Under both normal and stressed market conditions, the Funds generally intend to pay all redemptions in cash. The Funds typically expect to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. The Funds may also satisfy redemption requests by drawing from an available line of credit, using redemptions in kind, or borrowing from a different Fund pursuant to the Funds' Interfund Lending Program.

THE OAKMARK FUNDS

Redemption in Kind. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. Brokerage costs may be incurred by a shareholder who receives securities through a Redemption in Kind and desires to convert them to cash. In addition, securities received through a Redemption in Kind are subject to market risk until they are sold.

The Funds' procedures adopted to discourage short-term, excessive or abusive trading activities do not apply to:

•  shares acquired by automatic reinvestment of dividends or distributions of a Fund;

•  shares redeemed pursuant to a systematic withdrawal plan;

•  shares redeemed following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•  shares purchased by or through a 529 plan;

•  shares acquired as an investment through a "fund of funds";

•  shares redeemed as a result of involuntary redemptions, such as those resulting from a shareholder's failure to maintain a minimum investment in a Fund or pursuant to the requirements of the Funds' anti-money laundering policies and procedures;

•  shares redeemed to return excess contributions or in connection with required minimum distributions from retirement accounts;

•  shares redeemed in connection with a court order, including a qualified domestic relations order, or in connection with a shareholder's forfeiture of assets;

•  shares converted and exchanged from one share class to another share class in the same Fund;

•  shares acquired in connection with a change in account registration; and

•  shares redeemed by a liquidity service provider under a liquidity program.

In addition to the circumstances previously noted, the Funds reserve the right to waive any purchase and exchange restrictions at each Fund's sole discretion where it believes such action is in the Fund's best interests. In order to determine your eligibility to receive a waiver, it may be necessary for you to provide the Funds or your intermediary with information and records regarding your circumstance.

PROSPECTUS

HOW TO PURCHASE INVESTOR CLASS SHARES, ADVISOR CLASS SHARES, AND INSTITUTIONAL CLASS SHARES

THROUGH YOUR INTERMEDIARY

Please contact your intermediary for information on purchasing shares through the intermediary.

BY INTERNET

Opening an Account

•  Visit Oakmark.com, choose "Open a New Account Online" in the Account Access box and then follow the instructions.

•  Your initial investment must be at least $1,000 for Investor Class Shares, $100,000 for Advisor Class Shares, or $1,000,000 for Institutional Class Shares. For Investor Class Shares held directly with a Fund, a minimum investment of $500 is allowed for Coverdell Education Savings Accounts and accounts set up with an Automatic Investment Plan. If you do not meet the minimum investment threshold for the Advisor or Institutional share class, your investment will be made into the share class for which you are eligible based on your minimum investment amount.

The maximum initial investment via Oakmark.com is $5,000,000 for Investor Class Shares, Advisor Class Shares and Institutional Class Shares.

Adding to an Account

•  Visit Oakmark.com, log in to your account and then follow the instructions.

THE OAKMARK FUNDS

BY CHECK

Opening an Account

•  Complete and sign the New Account Registration Form, enclose a check made payable to the Oakmark Funds and mail the Form and your check to:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558

•  Your initial investment must be at least $1,000 for Investor Class Shares, $100,000 for Advisor Class Shares, or $1,000,000 for Institutional Class Shares. For Investor Class Shares held directly with a Fund, a minimum investment of $500 is allowed for Coverdell Education Savings Accounts, accounts set up with an Automatic Investment Plan and accounts set up with a Payroll Deduction Plan. If you do not meet the minimum investment threshold for the Advisor or Institutional share class, your investment will be made into the share class for which you are eligible based on your minimum investment amount.

•  PLEASE NOTE: The Funds do not accept cash, travelers checks, credit card convenience checks, starter checks, checks made payable to a party other than the Oakmark Funds, checks drawn on banks outside of the United States or purchase orders specifying a particular purchase date or price per share.

•  The Funds will withhold redemption proceeds for up to 10 days after purchase of shares by check.

Adding to an Account

•  Mail your check made payable to the Oakmark Funds with either the investment stub included as part of your confirmation or quarterly account statement or a note with the amount of the purchase, the Fund name, your account number, and the name in which your account is registered to:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558

PROSPECTUS

BY WIRE TRANSFER

Opening an Account

•  Generally, you may not open an account by wire transfer.

Adding to an Account

•  Instruct your bank to transfer funds to State Street Bank and Trust Co., ABA#011000028, DDA# 9904-632-8. Specify the Fund name, your account number and the registered account name(s) in the instructions.

BY ELECTRONIC TRANSFER

Opening an Account

•  You may open a new account by electronic transfer only by visiting Oakmark.com. Choose "Open a New Account Online" in the Account Access box and then follow the instructions.

•  The maximum initial investment via Oakmark.com is $5,000,000 for Investor Class Shares, Advisor Class Shares and Institutional Class Shares.

•  The Funds will withhold redemption proceeds for up to 10 days after purchase of shares by electronic transfer.

Adding to an Account

•  Visit Oakmark.com, log in to your account and then follow the instructions.

•  If you established the electronic transfer privilege on your New Account Registration Form, call an investor service representative or use the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275).

•  If you did not establish the electronic transfer privilege on your New Account Registration Form, you may add the privilege by visiting Oakmark.com or completing the Shareholder Services Form. When completing the form, if there is no name in common between the Oakmark account owners and the bank account owners, a Medallion Signature Guarantee will be required.

•  Confirm with your bank or credit union that it is a member of the Automated Clearing House (ACH) system.

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BY AUTOMATIC INVESTMENT

Opening an Account

•  Choose the Automatic Investment Plan on your New Account Registration Form.

•  For Investor Class Shares, your initial investment must be at least $500 and be made by check payable to the Oakmark Funds.

•  In addition to your investment check, send a check marked "Void" or a deposit slip from your bank account along with your New Account Registration Form.

Adding to an Account

•  If you chose the Automatic Investment Plan when you opened your account, subsequent purchases of shares will be made automatically, either monthly or quarterly, by electronic transfer from your bank account in the dollar amount you specified.

•  If you did not establish the electronic transfer privilege on your New Account Registration Form, you may add the privilege by visiting Oakmark.com or completing the Shareholder Services Form. When completing the form, if there is no name in common between the Oakmark account owners and the bank account owners, a Medallion Signature Guarantee will be required.

BY PAYROLL DEDUCTION

Opening an Account

•  For Investor Class Shares, complete and sign the New Account Registration Form and the Payroll Deduction Plan Application, enclose a check made payable to the Oakmark Funds and return both forms and the check for at least $500 to:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558

•  For Investor Class Shares, your initial investment must be at least $500 and be made by check.

•  The Payroll Deduction Plan Application allows you to purchase shares of the Fund on a monthly, bi-monthly, or quarterly basis by instructing your employer to deduct from your paycheck a specified dollar amount.

Adding to an Account

•  If you completed the Payroll Deduction Plan Application, subsequent purchases of shares will be made automatically, either monthly, bi-monthly or quarterly, by deducting the dollar amount you specified from your pay.

•  If you want to establish the Payroll Deduction Plan, obtain a Payroll Deduction Plan Application by visiting Oakmark.com or by calling an investor service representative at 1-800-OAKMARK (625-6275).

PROSPECTUS

BY EXCHANGE

Opening an Account

•  You may purchase shares of a Fund by exchange of shares of another Fund or by exchange of Oakmark Units. Orders to purchase shares of a Fund by exchange of Oakmark Units must be received by 3:00 p.m. Eastern time to be processed as of the close of business that day. See "Investing with The Oakmark Funds—Eligibility to Buy Shares—Oakmark Units" in this prospectus for additional information.

•  Visit Oakmark.com or call an investor service representative at 1-800-OAKMARK (625-6275). The new account into which you are making the exchange will have exactly the same registration as the account from which you are exchanging shares.

•  Your initial investment into your new account must be at least $1,000 for Investor Class Shares, $100,000 for Advisor Class Shares, or $1,000,000 for Institutional Class Shares.

•  Obtain a current prospectus for the Fund into which you are exchanging by visiting Oakmark.com or calling an investor service representative at 1-800-OAKMARK (625-6275).

Adding to an Account

•  Visit Oakmark.com, use the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275) and choose menu option 1 and follow the instructions, or call an investor service representative at 1-800-OAKMARK (625-6275).

•  Send a letter of instruction, indicating your name, the name of the Fund, and the Fund account number from which you wish to redeem shares, and the name of the Fund and the Fund account number into which you wish to buy shares, to:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558

•  The Funds may refuse at any time any exchange request it considers detrimental to a Fund.

•  An exchange transaction is a redemption of shares in one Fund and a simultaneous purchase of shares in a different Fund that, for federal income tax purposes, may result in a capital gain or loss.

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BY TELEPHONE

Opening an Account

•  You may open a new account by telephone only by exchange of shares of another Fund or by exchange of Oakmark Units. Call an investor service representative at 1-800-OAKMARK (625-6275). The new account into which you are making the exchange will have exactly the same registration as the account from which you are exchanging shares.

•  Your initial investment into your new account must be at least $1,000 for Investor Class Shares, $100,000 for Advisor Class Shares, or $1,000,000 for Institutional Class Shares.

•  Obtain a current summary prospectus or the statutory prospectus for the Fund into which you are exchanging by visiting Oakmark.com or calling an investor service representative at 1-800-OAKMARK (625-6275).

Adding to an Account

•  If you established the electronic transfer privilege on your New Account Registration Form, call an investor service representative or use the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275).

•  If you did not establish the electronic transfer privilege on your New Account Registration Form, you may add the privilege by visiting Oakmark.com or completing the Shareholder Services Form. When completing the form, if there is no name in common between the Oakmark account owners and the bank account owners, a Medallion Signature Guarantee will be required.

PROSPECTUS

HOW TO REDEEM INVESTOR
CLASS SHARES, ADVISOR CLASS SHARES, AND INSTITUTIONAL
CLASS SHARES

THROUGH YOUR INTERMEDIARY

Please contact your intermediary for information on redeeming shares through the intermediary.

BY INTERNET

•  Visit Oakmark.com, log in to your account and then follow the instructions.

IN WRITING

By mail:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558

Express delivery or courier:

The Oakmark Funds
330 West 9th Street
Kansas City, MO 64105-1514
Ph: 617-483-8327

Your redemption request must:

•  identify the Fund and give your account number;

•  specify the number of shares or dollar amount to be redeemed;

•  be signed in ink by all account owners exactly as their names appear on the account registration; and

•  In some instances have a Medallion Signature Guarantee. See "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares—Signature Guarantee" in this prospectus for additional information.

BY TELEPHONE

•  You may redeem shares from your account by calling an investor service representative or using the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275).

•  A check for the proceeds will be sent to your address of record, generally within seven days of receiving your proper request, or within 10 days of your purchase if you purchased the shares by check. You may select the overnight delivery option for your check for a fee. Overnight delivery is not available to a P.O. Box. See "Investing with The Oakmark Funds—General Redemption Policies" in this prospectus for additional information.

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BY TELEPHONE

•  A redemption request received by telephone after the close of regular session trading on the NYSE (usually 4:00 p.m. Eastern time) is deemed received on the next business day.

•  You may not redeem by telephone shares held in an account for which you have changed the address within the preceding 15 days.

BY ELECTRONIC TRANSFER

•  To redeem shares from your account by electronic transfer, visit Oakmark.com, call an investor service representative or use the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275).

•  Payment of the proceeds will be made by electronic transfer only to a checking account previously designated by you at a bank that is a member of the ACH system. Confirm with your bank or credit union that it is a member of ACH.

•  Payment of the proceeds will normally be sent on the next business day after receipt of your request or within 10 days of your purchase if you purchased the shares by electronic transfer.

•  A redemption request received by telephone after the close of regular session trading on the NYSE (usually 4:00 p.m. Eastern time) is deemed received on the next business day.

•  If the proceeds of your redemption are sent by electronic transfer, your bank will be notified of the transfer on the day the proceeds are sent, but your bank account may not receive "good funds" for at least one week thereafter.

BY EXCHANGE

•  You may redeem some or all of your shares of a Fund and use the proceeds to buy shares of another Oakmark Fund or Oakmark Units either by visiting Oakmark.com, by calling an investor service representative or by using the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275) or in writing.

•  Obtain a current summary prospectus or the statutory prospectus for a Fund into which you are exchanging by visiting Oakmark.com or by calling an investor service representative at 1-800-OAKMARK (625-6275).

•  An exchange request received by telephone after the close of regular session trading on the NYSE (usually 4:00 p.m. Eastern time) is deemed received on the next business day.

•  The Funds may refuse at any time any exchange request it considers detrimental to a Fund.

•  An exchange transaction is a redemption of shares in one Fund and a simultaneous purchase of shares in a different Fund that, for federal income tax purposes, may result in a capital gain or loss.

See "How to Purchase Investor Class Shares, Advisor Class Shares, and Institutional Class Shares—By Exchange" in this prospectus for additional information.

PROSPECTUS

BY WIRE TRANSFER

•  To redeem shares from your account by wire transfer, visit Oakmark.com, call an investor service representative or use the Funds' Voice Recognition System at 1-800-OAKMARK (625-6275).

•  The proceeds will be paid by wire transfer to your bank account.

•  The cost of the wire transfer (currently $5) will be deducted from your account, or from the redemption proceeds if you redeem your entire account. Your bank also may charge an incoming wire fee.

•  Some transactions require a Medallion Signature Guarantee. See "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares—Signature Guarantee" in this prospectus for additional information.

•  Payment of the proceeds will normally be wired on the next business day after receipt of your request.

•  A redemption request received by telephone after the close of regular session trading on the NYSE (usually 4:00 p.m. Eastern time) is deemed received on the next business day.

•  A wire transfer will normally result in your bank receiving "good funds" on the business day following the date of redemption of your shares.

BY AUTOMATIC REDEMPTION

•  You may automatically redeem a fixed dollar amount of shares each month or quarter and have the proceeds sent by check to you or deposited by electronic transfer into your bank account by visiting Oakmark.com or completing the Shareholder Services Form.

•  Because withdrawal payments may have tax consequences, you should consult your tax advisor before establishing such a plan.

THE OAKMARK FUNDS

SIGNATURE GUARANTEE

A Stamp 2000 Medallion Signature Guarantee must be included in your request to redeem your Fund shares, and your request must be in writing, if:

•  your account address has been changed within the last 15 days;

•  the redemption check is to be mailed to an address different from the one on your account;

•  the redemption check is to be made payable to someone other than the registered account owner; or

•  you are instructing a Fund to transmit the proceeds to a bank account that you have not previously designated as the recipient of such proceeds.

The signature guarantee must be a Stamp 2000 Medallion Signature Guarantee. You may be able to obtain such a signature guarantee from a bank, securities broker- dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. You cannot obtain a signature guarantee from a notary public.

If you are requesting to add bank information to an existing Oakmark account and there is no name in common between the Oakmark account owners and the bank account owners, ALL Oakmark account owners and bank account owners must obtain a Medallion Signature Guarantee.

SMALL ACCOUNT FEE POLICY

Each Fund reserves the right to assess an annual fee of $25 on any account that, due to redemptions, falls below the minimum amount required to establish the account, as described above. The fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The fee does not apply to an account with an active investment builder or payroll deduction programs or to a retirement account.

SMALL ACCOUNT REDEMPTION

Each Fund reserves the right to redeem shares in any account, including any account held in the name of an intermediary, and send the proceeds to the registered owner of the account if the account value has been reduced below $1,000 as a result of redemptions. A Fund or its agent will make a reasonable effort to notify the registered owner if the account falls below the minimum in order to give the owner 30 days to increase the account value to $1,000 or more.

PROSPECTUS

EXCHANGING AND
CONVERTING SHARES

EXCHANGES IN SHARES OF THE SAME CLASS BETWEEN DIFFERENT FUNDS

In general, you may exchange shares of each Fund for shares of the same class of another Fund subject to certain restrictions noted below. The registration for both accounts involved in an exchange must be identical. Before requesting an exchange into any other Fund, please read its prospectus carefully. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another Fund is generally treated as a sale on which gain or loss may be recognized. You should consult your own tax advisor for advice about the particular federal, state, and local tax consequences before making an exchange.

EXCHANGES BETWEEN CLASSES OF SHARES OF THE SAME FUND

You may generally exchange shares of each Fund for shares of a different class of the same Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as an exchange transaction. You should consult your own tax advisor for advice about the particular federal, state, and local tax consequences before making an exchange.

CONVERSION OF SHARES DUE TO ELIGIBILITY

Each Fund may convert shares of any account held directly with such Fund in the Investor Class to that Fund's Advisor Class or Institutional Class and may convert shares in the Advisor Class to that Fund's Institutional Class, provided the account satisfies the eligibility criteria of that class. Share balances of accounts held directly with each Fund are examined on a periodic basis to determine an account's eligibility for conversion. Shareholders will be notified in writing before any such conversion to another class. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for a conversion between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a conversion transaction.

CONVERSION OF SHARES DUE TO INELIGIBILITY

Each Fund may convert shares of any account held directly with such Fund in the Advisor Class to that Fund's Investor Class and in the Institutional Class to that Fund's Advisor Class, if a shareholder no longer satisfies the eligibility criteria of that class. Share balances of accounts held directly with each Fund may be examined from time to time to determine if such an account remains eligible for either the Advisor Class or Institutional Class. Shareholders will be notified in writing before any such conversion to another class. Shareholders generally should not recognize

THE OAKMARK FUNDS

gain or loss for U.S. federal income tax purposes for a conversion between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a conversion transaction.

ADDITIONAL INFORMATION ABOUT EXCHANGES AND CONVERSIONS

You may exchange your shares by contacting a Fund directly or through an intermediary. If you hold your shares through an intermediary, you may be unable to hold your shares through the same intermediary if you engage in certain share exchanges. You should contact your intermediary for further details. Subject to the applicable rules of the SEC, each Fund reserves the right to modify or terminate the exchange or conversion privileges at any time.

PROSPECTUS

SHAREHOLDER SERVICES

For investors who hold shares directly with the Funds and not through an intermediary.

INVESTOR CLASS SHAREHOLDERS, ADVISOR CLASS SHAREHOLDERS, AND INSTITUTIONAL CLASS SHAREHOLDERS

If you are a holder of a Fund's Investor Class Shares, Advisor Class Shares, or Institutional Class Shares, and hold Fund shares directly with the Funds and not through an intermediary, the following services are available to you.

Reporting to Shareholders. You will receive a confirmation statement reflecting each of your purchases and sales of Fund shares, as well as periodic statements detailing distributions made by the Funds. Shares purchased by reinvestment of dividends or pursuant to an automatic investment plan will be confirmed to you quarterly. Shares redeemed using a systematic withdrawal plan and paid by electronic transfer (ACH) or wire transfer to your bank account will be confirmed to you quarterly. In addition, the Funds will send you periodic reports showing Fund portfolio holdings and will provide you annually with tax information. We suggest that you keep your account statements with your other important financial papers. You may need them for tax purposes.

The Funds reduce the number of duplicate prospectuses, annual and semi-annual reports your household receives by sending only one copy of each to those addresses shared by two or more accounts. Call the Funds at 1-800-OAKMARK (625-6275) to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request.

Electronic Delivery of Fund Documents. You may elect to receive the Funds' prospectus, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on Oakmark.com. To receive the Funds' documents electronically, you must have an e-mail address. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time.

Customer Identification Program. Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In order to open an account, the Funds will ask you to provide certain identifying information on the account application, including your full name, address, date of birth and social security number or taxpayer identification number. If you fail to provide the appropriate information, we may reject your application and all monies received to establish your account will be returned to you. As a result, it is very important that the application be filled out completely in order to establish an account.

After your account is established, the Funds are required to take steps to verify your identity. These actions may include checking your identifying information against various databases. If the Funds are unable to verify your identity from the

THE OAKMARK FUNDS

information you provide, you may be restricted from making future purchases for or transfers of shares from your account; or, your account may be closed and the redemption proceeds will be paid to you. You will receive the share price next calculated after the Funds determine that they are unable to verify your identity; so, your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction.

Additionally, the Funds are required to comply with various anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons. In addition, the Fund may be required to transfer the account or proceeds of the account to a government agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken these actions.

IRA Plans. The Funds have a master IRA plan that allows you to invest in a Traditional IRA, Roth IRA, Coverdell Education Savings Account, SEP IRA or SIMPLE IRA on a tax-sheltered basis in the Funds or Oakmark Units. The plan also permits you to "roll over" or transfer to your Traditional IRA a lump sum distribution from a qualified pension or profit-sharing plan, thereby postponing federal income tax on the distribution. If your employer has a SEP, you may establish a Traditional IRA with a Fund to which your employer may contribute, subject to special rules designed to avoid discrimination. Information on IRAs may be obtained by visiting Oakmark.com or calling an investor service representative at 1-800-OAKMARK (625-6275).

Establishing Privileges. You may establish any of the shareholder privileges when you complete an application to purchase shares of a Fund. If you have already established an account and want to add or change a privilege, visit Oakmark.com to obtain a Shareholder Services Form and return the completed form to the Oakmark Funds, or call an investor service representative at 1-800-OAKMARK (625-6275) to request the appropriate form.

Voice Recognition System. To obtain information about your account, such as account balance, last transaction and distribution information, to purchase, redeem or exchange shares of a Fund or Oakmark Units, or to order duplicate statements, call the Funds' Voice Recognition System, at 1-800-OAKMARK (625-6275). Please note: you must have a personal identification number (a "PIN") to access account information through 1-800-OAKMARK (625-6275).

Website. To learn more about the Oakmark Funds, or to obtain a summary prospectus the statutory prospectus, account application, shareholder report, account servicing form, or each Fund's daily NAV, or to read portfolio manager commentaries visit Oakmark.com. To perform transactions, establish systematic investing privileges, change your address, order duplicate statements or obtain information about your account, such as your account balance, average cost information, your last transaction and account history, log into your account and follow the instructions.

PROSPECTUS

Telephone and Internet Transactions. You may perform many transactions—including exchanges, purchases and redemptions—by telephone and over the Internet. To prevent unauthorized transactions in your account, the Funds will take precautions designed to confirm that instructions communicated through the telephone or Internet are genuine. For example, the Funds or their agents may record a telephone call, request a PIN or password, request more information and send written confirmations of telephone and Internet transactions. The Funds request that shareholders review these written confirmations and notify the Funds immediately if there is a problem. A Fund will not be responsible for any loss, liability, cost or expense resulting from an unauthorized transaction initiated by telephone or the Internet if it or its transfer agent follows reasonable procedures designed to verify the identity of the caller or Internet user.

Account Address Change. You may change the address of record for your Fund account by sending written instructions to the Funds at The Oakmark Funds, P.O. Box 219558, Kansas City, MO 64121-9558 or by calling an investor service representative at 1-800-OAKMARK (625-6275). You may change your address by visiting Oakmark.com and logging in to your account and following the instructions. You also may change your address by noting the change on the investment slip included as part of your quarterly account statement. Please be sure to sign the slip as authorization. P.O. Box addresses will only be accepted with accompanying street address information. If you change your address of record without a Medallion Signature Guarantee, the Funds will not honor the redemption request for the following 15 days unless you request that the redemption proceeds be sent to your bank account of record with the Funds. During that period, the Funds will require written redemption requests with Medallion Signature Guarantees.

Account Registration Change. You may change the name on your account registration only by sending your written instructions with a Stamp 2000 Medallion Signature Guarantee, as described above, to the transfer agent at the Oakmark Funds, P.O. Box 219558, Kansas City, MO 64121-9558. See "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares—Signature Guarantee" in this prospectus for additional information. Please note that a new account application or other documentation may be required depending on the type of account registration.

Account Transcripts. You may order a transcript of activity in your account(s) by calling an investor service representative at 1-800-OAKMARK (625-6275). The Funds may assess a processing charge for a transcript order.

EXPENSES

"Other expenses" shown above for each Fund in the section entitled "Fees and Expenses of the Fund" includes legal and auditing fees, transfer agency expenses, shareholder report expenses, custodian fees, shareholder servicing fees and some other expenses.

THE OAKMARK FUNDS

ESCHEATMENT OF FUND ASSETS

Financial institutions, including the Funds, are required to transfer your financial assets to the state of your account registration if they are unclaimed or deemed abandoned under that state's property laws. This process is referred to as escheatment.

Abandoned Property. State unclaimed and abandoned property laws generally apply to both unclaimed shares of the Funds and uncashed dividends or other distributions from the Funds. The rules for determining when a security or security distribution is required to be escheated to the state vary considerably by state and may depend on the type of account. Some states require escheatment if you have not initiated contact or activity with the Funds within a specified time period (generally, three or five years). Other states require escheatment only if mailings sent to you are returned as undeliverable by the United States Postal Service. Please check your state's unclaimed or abandoned property laws for specific information.

Please refer to the "Distributions and Taxes—Distributions" section below for the Funds' handling of uncashed dividend or capital gain distribution checks. Importantly, the reinvestment of distributions to your account will not necessarily prevent such amounts or your shares of Fund from being escheated to the state.

A state is typically permitted to sell or liquidate the shares at the prevailing market price. In the event that you seek to reclaim the escheated shares after they have been liquidated, you will generally be able to recover only the amount received by the state when it sold the shares, and not any appreciation that may otherwise have been realized had the shares not been liquidated. The escheatment of shares to a state also may result in tax penalties to you if the shares were held in a tax deferred account such as an IRA. You should consult your tax adviser for advice about the particular tax consequences associated with the escheatment of your shares.

Escheatment Prevention. To prevent your assets from being deemed abandoned and escheated, it is recommended that you maintain direct contact with the Funds. Initiate contact with the Funds at least annually by accessing your account through Oakmark.com, sending correspondence to us about your account(s), or calling 1-800-OAKMARK (625-6275) to speak with an investor service representative. Additionally, please notify us of any name and address changes immediately and cash dividend and redemption checks from your account(s) promptly. The Funds make every effort to mail a notice to you if you are at risk of escheatment due to inactivity. Please open all correspondence from the Funds and respond, if necessary.

For investors who hold shares through an intermediary.

INVESTOR CLASS, ADVISOR CLASS AND INSTITUTIONAL CLASS SHAREHOLDERS

If you are a holder of a Fund's Investor Class, Advisor Class or Institutional Class Shares through an intermediary, your 401(k) or other retirement plan will provide shareholder services to you as required in accordance with your plan agreement. The fees and policies outlined in this prospectus are set by the Funds and by the Adviser. However, most of the information you will need for managing your

PROSPECTUS

investment will come from your investment provider. This includes information on how to purchase or redeem Investor Class, Advisor Class or Institutional Class Shares, investor services, and additional policies.

SERVICE CLASS SHAREHOLDERS

If you are a holder of a Fund's Service Class Shares, your 401(k) or other retirement plan will provide shareholder services to you as required in accordance with your plan agreement. You should contact your plan sponsor or service provider for information about the services available to you under the terms of your plan.

THE OAKMARK FUNDS

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund's portfolio securities. Each Fund expects to declare and pay dividends annually. Net realized long-term capital gains, if any, are paid to shareholders at least annually.

All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If a dividend or capital gain distribution check from a Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Fund will reinvest the dividend or distribution in additional Fund shares promptly and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional Fund shares unless you contact the Fund and request to receive distributions by check.

Annual distribution estimates may be available prior to payment and may be obtained by calling 1-800-OAKMARK (625-6275) or visiting Oakmark.com.

TAXES

The following discussion of U.S. and foreign taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You may wish to consult your own tax advisor.

Redemptions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the tax basis of your shares and the price you receive when you redeem them. The federal tax treatment will depend on how long you owned the shares and your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state or locality.

Withdrawal. In general, distributions from a Traditional IRA are taxable in the year you receive them. If you withdraw from your Traditional IRA, federal income tax will be withheld at a flat rate of 10% (unless when you request your distribution you elect not to have tax withheld or you elect a different withholding amount). Withdrawals from your Roth IRA are not generally subject to tax withholding.

Exchanges. If you perform an exchange transaction of Fund shares for shares of another Fund, it is considered a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as an exchange transaction. You should consult your own tax advisor for advice about the particular federal, state, and local tax consequences before making an exchange.

PROSPECTUS

Distributions. Distributions are subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions also may be taxed by the country in which you reside.

Your distributions are taxable whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains, except that "qualified dividend income" of noncorporate investors who satisfy certain holding period requirements is taxed at long-term capital gain rates, which currently reach a maximum of 20%. The character of a capital gain as long-term or short-term depends on the length of time that the Fund held the asset it sold.

Every year, each of your Funds will send you and the Internal Revenue Service ("IRS") a statement called Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year. Dividends declared during October through December and paid during the following January will be treated for income tax purposes as having been received by shareholders on December 31 of the year in which they were declared.

Cost Basis Reporting. The Funds are required to report to the IRS and furnish to their shareholders "cost basis" information for Fund shares acquired on or after January 1, 2012 ("covered shares") and sold on or after that date. These requirements do not apply to investments through a tax-deferred accounts, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Funds will report the cost basis of such covered shares to the IRS and you on Form 1099-B along with the gross proceeds received on the redemption, the gain or loss realized on such redemption and the holding period of the redeemed shares.

The Funds' default cost basis methodology will be an average cost calculation of all covered shares. If you and your financial or tax advisor determine another method to be more beneficial to your situation, you will be able to change your default setting to another IRS-accepted cost basis method via Oakmark.com, or by notifying the Funds' transfer agent in writing. The elected cost basis (or the default cost basis method) for each sale of Fund shares may not be changed following the settlement date of each such sale of Fund shares.

You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Buying Into a Distribution. Purchasing a Fund's shares in a taxable account shortly before a distribution by the Fund is sometimes called "buying into a distribution." You pay income taxes on a distribution whether you reinvest the distribution in shares of the Fund or receive it in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought shares of the Fund.

A Fund may build up capital gains, dividends and interest during the period covered by a distribution (over the course of the year, for example) when securities in the Fund's portfolio are sold at a profit. After subtracting any capital losses, the Fund distributes those gains to you and other shareholders, even if you did not own

THE OAKMARK FUNDS

the shares when the gains occurred (if you did not hold the Fund earlier in the year, for example), and you incur the full tax liability on the distribution.

Foreign Income Taxes. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends. If a Fund qualifies for, and makes, a special election, your share of such foreign taxes will be includable in your income and you may be able to claim an offsetting credit or deduction on your tax return for your share of such foreign taxes.

Backup Withholding. You must furnish to the Funds your properly certified social security or other tax identification number to avoid the Federal income tax backup withholding on dividends, distributions and redemption proceeds. If you do not do so or the IRS informs the Fund that your tax identification number is incorrect, the Fund may be required to withhold a percentage of your taxable distributions and redemption proceeds. Because each Fund must promptly pay to the IRS all amounts withheld, it is usually not possible for a Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

Foreign Account Tax Compliance Act (FATCA). A Fund will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to any shareholder who fails to meet prescribed information reporting or certification requirements designed to inform the U.S. Department of Treasury of U.S.-owned foreign investment accounts. In general, no such withholding will occur with respect to a U.S. individual who provides the certifications required to avoid backup withholding; however, shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required. You should consult your tax advisor as to the impact of these requirements on your investment in a Fund.

PROSPECTUS

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand each Fund's financial performance during the last five years, unless otherwise noted. No financial highlights are presented for Service Class of Oakmark Global Select Fund because no Service Class Shares were outstanding for the periods shown. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the annual report and is incorporated by reference in the Statement of Additional Information, which is available on request. For each year shown, all information is for the fiscal year ended September 30, unless otherwise noted.

THE OAKMARK FUNDS

OAKMARK FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2018	2017	2016	2015		2014
Net asset value, beginning of period	$82.85	$68.70	$60.93	$68.46		$59.73
Income from investment operations:
Net investment income (loss)	0.58 (b)	0.76	0.82	0.59		0.43
Net gain (loss) on investments (both realized and unrealized)	8.99	15.26	7.85	(3.57)		11.22
Total from investment operations	9.57	16.02	8.67	(2.98)		11.65
Less distributions:
Distributions from net investment income	(0.40)	(0.77)	(0.60)	(0.42)		(0.32)
Distributions from capital gains	(3.03)	(1.10)	(0.30)	(4.13)		(2.60)
Total distributions	(3.43)	(1.87)	(0.90)	(4.55)		(2.92)
Redemption fees	0.00	0.00	0.00	0.00		0.00
Net asset value, end of period	$88.99	$82.85	$68.70	$60.93		$68.46
Total return	11.84%	23.79%	14.36%	-4.87%		20.01%
Ratios/supplemental data:
Net assets, end of period ($million)	$12,626.2	$14,200.2	$14,636.0	$16,445.0		$16,489.4
Ratio of net expenses to average net assets	0.85%	0.86%	0.89%	0.85	%(a)	0.87%
Ratio of net investment income to average net assets	0.68%	0.91%	1.14%	0.92%		0.76%
Ratio of gross expenses to average net assets	0.89%	0.90%	0.89%	0.85	%(a)	0.87%
Portfolio turnover rate	29%	19%	20%	33%		25%

	ADVISOR CLASS
	Year Ended September 30,
	2018	2017(c)
Net asset value, beginning of period	$82.97	$71.35
Income from investment operations:
Net investment income (loss)	0.68 (b)	0.66	(b)
Net gain (loss) on investments (both realized and unrealized)	8.99	10.96
Total from investment operations	9.67	11.62
Less distributions:
Distributions from net investment income	(0.54)	0.00
Distributions from capital gains	(3.03)	0.00
Total distributions	(3.57)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$89.07	$82.97
Total return	11.96%	16.29%
Ratios/supplemental data:
Net assets, end of period ($million)	$5,400.6	$1,839.8
Ratio of net expenses to average net assets	0.73%	0.72	%†
Ratio of net investment income to average net assets	0.79%	1.01	%†
Ratio of gross expenses to average net assets	0.77%	0.76	%†
Portfolio turnover rate	29%	19%

†  Data has been annualized.

(a)  Includes interest expense that amounts to less than 0.01%.

(b)  Computed using average shares outstanding throughout the period.

(c)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2018	2017(c)
Net asset value, beginning of period	$82.97	$71.35
Income from investment operations:
Net investment income (loss)	0.72 (b)	0.67	(b)
Net gain (loss) on investments (both realized and unrealized)	8.99	10.95
Total from investment operations	9.71	11.62
Less distributions:
Distributions from net investment income	(0.56)	0.00
Distributions from capital gains	(3.03)	0.00
Total distributions	(3.59)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$89.09	$82.97
Total return	12.01%	16.29%
Ratios/supplemental data:
Net assets, end of period ($million)	$3,330.6	$2,569.2
Ratio of net expenses to average net assets	0.70%	0.68	%†
Ratio of net investment income to average net assets	0.83%	1.02	%†
Ratio of gross expenses to average net assets	0.74%	0.73	%†
Portfolio turnover rate	29%	19%

	SERVICE CLASS
	Year Ended September 30,
	2018	2017	2016	2015		2014
Net asset value, beginning of period	$82.48	$68.34	$60.59	$68.18		$59.58
Income from investment operations:
Net investment income (loss)	0.33 (b)	0.47 (b)	0.59	0.38	(b)	0.23
Net gain (loss) on investments (both realized and unrealized)	8.95	15.28	7.83	(3.56)		11.19
Total from investment operations	9.28	15.75	8.42	(3.18)		11.42
Less distributions:
Distributions from net investment income	(0.19)	(0.51)	(0.37)	(0.28)		(0.22)
Distributions from capital gains	(3.03)	(1.10)	(0.30)	(4.13)		(2.60)
Total distributions	(3.22)	(1.61)	(0.67)	(4.41)		(2.82)
Redemption fees	0.00	0.00	0.00	0.00		0.00
Net asset value, end of period	$88.54	$82.48	$68.34	$60.59		$68.18
Total return	11.51%	23.45%	14.00%	-5.19%		19.64%
Ratios/supplemental data:
Net assets, end of period ($million)	$143.4	$168.4	$177.2	$194.4		$170.7
Ratio of net expenses to average net assets	1.13%	1.14%	1.21%	1.19	%(a)	1.18%
Ratio of net investment income to average net assets	0.39%	0.63%	0.86%	0.57%		0.45%
Ratio of gross expenses to average net assets	1.17%	1.18%	1.21%	1.19	%(a)	1.18%
Portfolio turnover rate	29%	19%	20%	33%		25%

†  Data has been annualized.

(a)  Includes interest expense that amounts to less than 0.01%.

(b)  Computed using average shares outstanding throughout the period.

(c)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK SELECT FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$47.84	$40.99	$36.79	$44.71	$37.74
Income from investment operations:
Net investment income (loss)	0.09 (a)	0.17	0.39	0.08 (a)	(0.00	)(b)
Net gain (loss) on investments (both realized and unrealized)	(0.08)	8.78	3.93	(2.60)	9.14
Total from investment operations	0.01	8.95	4.32	(2.52)	9.14
Less distributions:
Distributions from net investment income	(0.14)	(0.40)	(0.12)	0.00	(0.04)
Distributions from capital gains	(1.87)	(1.70)	0.00	(5.40)	(2.13)
Total distributions	(2.01)	(2.10)	(0.12)	(5.40)	(2.17)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$45.84	$47.84	$40.99	$36.79	$44.71
Total return	-0.08%	22.61%	11.76%	-6.75%	25.03%
Ratios/supplemental data:
Net assets, end of period ($million)	$4,376.3	$4,854.7	$4,962.7	$5,499.3	$6,238.8
Ratio of net expenses to average net assets	0.97%	0.96%	0.98%	0.95%	0.95%
Ratio of net investment income to average net assets	0.20%	0.39%	0.92%	0.20%	(0.03)%
Ratio of gross expenses to average net assets	1.04%	1.03%	0.98%	0.95%	0.95%
Portfolio turnover rate	41%	22%	38%	46%	37%

	ADVISOR CLASS
	Year Ended September 30,
	2018	2017(c)
Net asset value, beginning of period	$47.90	$41.93
Income from investment operations:
Net investment income (loss)	0.16 (a)	0.20	(a)
Net gain (loss) on investments (both realized and unrealized)	(0.08)	5.77
Total from investment operations	0.08	5.97
Less distributions:
Distributions from net investment income	(0.21)	0.00
Distributions from capital gains	(1.87)	0.00
Total distributions	(2.08)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$45.90	$47.90
Total return	0.08%	14.24%
Ratios/supplemental data:
Net assets, end of period ($million)	$711.4	$571.3
Ratio of net expenses to average net assets	0.82%	0.81	%†
Ratio of net investment income to average net assets	0.34%	0.54	%†
Ratio of gross expenses to average net assets	0.89%	0.89	%†
Portfolio turnover rate	41%	22%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK SELECT FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2018	2017(c)
Net asset value, beginning of period	$47.91	$41.93
Income from investment operations:
Net investment income (loss)	0.17 (a)	0.22	(a)
Net gain (loss) on investments (both realized and unrealized)	(0.08)	5.76
Total from investment operations	0.09	5.98
Less distributions:
Distributions from net investment income	(0.22)	0.00
Distributions from capital gains	(1.87)	0.00
Total distributions	(2.09)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$45.91	$47.91
Total return	0.10%	14.26%
Ratios/supplemental data:
Net assets, end of period ($million)	$852.0	$768.9
Ratio of net expenses to average net assets	0.79%	0.79	%†
Ratio of net investment income to average net assets	0.37%	0.58	%†
Ratio of gross expenses to average net assets	0.86%	0.87	%†
Portfolio turnover rate	41%	22%

	SERVICE CLASS
	Year Ended September 30,
	2018		2017	2016	2015		2014
Net asset value, beginning of period	$47.21		$40.44	$36.31	$44.32		$37.50
Income from investment operations:
Net investment income (loss)	(0.03	)(a)	0.05 (a)	0.23 (a)	(0.05	)(a)	(0.18)
Net gain (loss) on investments (both realized and unrealized)	(0.08)		8.68	3.90	(2.56)		9.13
Total from investment operations	(0.11)		8.73	4.13	(2.61)		8.95
Less distributions:
Distributions from net investment income	0.00		(0.26)	0.00	0.00		0.00
Distributions from capital gains	(1.87)		(1.70)	0.00	(5.40)		(2.13)
Total distributions	(1.87)		(1.96)	0.00	(5.40)		(2.13)
Redemption fees	0.00		0.00	0.00	0.00		0.00
Net asset value, end of period	$45.23		$47.21	$40.44	$36.31		$44.32
Total return	-0.32%		22.29%	11.37%	-7.04%		24.66%
Ratios/supplemental data:
Net assets, end of period ($million)	$14.1		$27.9	$34.6	$36.8		$24.4
Ratio of net expenses to average net assets	1.23%		1.24%	1.32%	1.27%		1.23%
Ratio of net investment income to average net assets	(0.06)%		0.11%	0.62%	(0.12)%		(0.30)%
Ratio of gross expenses to average net assets	1.30%		1.31%	1.32%	1.27%		1.23%
Portfolio turnover rate	41%		22%	38%	46%		37%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK EQUITY AND INCOME FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$33.41	$30.20	$29.98	$33.65	$33.06
Income from investment operations:
Net investment income (loss)	0.49 (a)	0.58	0.36 (a)	0.36	0.29
Net gain (loss) on investments (both realized and unrealized)	1.22	3.89	1.73	(1.04)	3.02
Total from investment operations	1.71	4.47	2.09	(0.68)	3.31
Less distributions:
Distributions from net investment income	(0.43)	(0.47)	(0.34)	(0.27)	(0.17)
Distributions from capital gains	(2.17)	(0.79)	(1.53)	(2.72)	(2.55)
Total distributions	(2.60)	(1.26)	(1.87)	(2.99)	(2.72)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$32.52	$33.41	$30.20	$29.98	$33.65
Total return	5.29%	15.30%	7.34%	-2.53%	10.39%
Ratios/supplemental data:
Net assets, end of period ($million)	$12,159.5	$14,249.1	$15,367.7	$17,285.5	$19,392.7
Ratio of net expenses to average net assets	0.78%	0.78%	0.79%	0.75%	0.74%
Ratio of net investment income to average net assets	1.51%	1.71%	1.22%	1.06%	0.85%
Ratio of gross expenses to average net assets	0.88%	0.87%	0.79%	0.75%	0.74%
Portfolio turnover rate	23%	18%	18%	25%	18%

	ADVISOR CLASS
	Year Ended September 30,
	2018	2017(b)
Net asset value, beginning of period	$33.46	$29.97
Income from investment operations:
Net investment income (loss)	0.56 (a)	0.55	(a)
Net gain (loss) on investments (both realized and unrealized)	1.20	2.94
Total from investment operations	1.76	3.49
Less distributions:
Distributions from net investment income	(0.50)	0.00
Distributions from capital gains	(2.17)	0.00
Total distributions	(2.67)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$32.55	$33.46
Total return	5.42%	11.64%
Ratios/supplemental data:
Net assets, end of period ($million)	$1,720.5	$724.7
Ratio of net expenses to average net assets	0.64%	0.61	%†
Ratio of net investment income to average net assets	1.72%	2.07	%†
Ratio of gross expenses to average net assets	0.74%	0.71	%†
Portfolio turnover rate	23%	18%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK EQUITY AND INCOME FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2018	2017(b)
Net asset value, beginning of period	$33.46	$29.97
Income from investment operations:
Net investment income (loss)	0.58 (a)	0.59	(a)
Net gain (loss) on investments (both realized and unrealized)	1.19	2.90
Total from investment operations	1.77	3.49
Less distributions:
Distributions from net investment income	(0.50)	0.00
Distributions from capital gains	(2.17)	0.00
Total distributions	(2.67)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$32.56	$33.46
Total return	5.47%	11.64%
Ratios/supplemental data:
Net assets, end of period ($million)	$1,035.0	$536.3
Ratio of net expenses to average net assets	0.59%	0.59	%†
Ratio of net investment income to average net assets	1.77%	2.19	%†
Ratio of gross expenses to average net assets	0.69%	0.69	%†
Portfolio turnover rate	23%	18%

	SERVICE CLASS
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$33.19	$30.00	$29.75	$33.41	$32.83
Income from investment operations:
Net investment income (loss)	0.40 (a)	0.45	0.26 (a)	0.25	0.18 (a)
Net gain (loss) on investments (both realized and unrealized)	1.21	3.90	1.73	(1.03)	3.00
Total from investment operations	1.61	4.35	1.99	(0.78)	3.18
Less distributions:
Distributions from net investment income	(0.34)	(0.37)	(0.21)	(0.16)	(0.05)
Distributions from capital gains	(2.17)	(0.79)	(1.53)	(2.72)	(2.55)
Total distributions	(2.51)	(1.16)	(1.74)	(2.88)	(2.60)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$32.29	$33.19	$30.00	$29.75	$33.41
Total return	4.99%	14.95%	7.02%	-2.84%	10.04%
Ratios/supplemental data:
Net assets, end of period ($million)	$447.5	$622.1	$744.2	$900.7	$1,157.2
Ratio of net expenses to average net assets	1.05%	1.05%	1.10%	1.09%	1.05%
Ratio of net investment income to average net assets	1.23%	1.44%	0.90%	0.71%	0.54%
Ratio of gross expenses to average net assets	1.15%	1.14%	1.10%	1.09%	1.05%
Portfolio turnover rate	23%	18%	18%	25%	18%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK GLOBAL FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$34.32	$26.36	$26.34	$30.34	$29.70
Income from investment operations:
Net investment income (loss)	0.25	0.29 (a)	0.32	0.25 (a)	0.23 (a)
Net gain (loss) on investments (both realized and unrealized)	0.12	7.97	0.48	(2.16)	1.71
Total from investment operations	0.37	8.26	0.80	(1.91)	1.94
Less distributions:
Distributions from net investment income	(0.30)	(0.30)	(0.31)	(0.35)	(0.75)
Distributions from capital gains	(2.18)	0.00	(0.47)	(1.74)	(0.55)
Total distributions	(2.48)	(0.30)	(0.78)	(2.09)	(1.30)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$32.21	$34.32	$26.36	$26.34	$30.34
Total return	1.02%	31.64%	2.93%	-6.92%	6.70%
Ratios/supplemental data:
Net assets, end of period ($million)	$1,492.7	$1,811.8	$2,328.9	$2,950.8	$3,503.8
Ratio of net expenses to average net assets	1.15%	1.15%	1.17%	1.12%	1.11%
Ratio of net investment income to average net assets	0.68%	0.96%	1.14%	0.86%	0.76%
Ratio of gross expenses to average net assets	1.21%	1.21%	1.17%	1.12%	1.11%
Portfolio turnover rate	25%	32%	32%	36%	31%

	ADVISOR CLASS
	Year Ended September 30,
	2018	2017(b)
Net asset value, beginning of period	$34.36	$27.22
Income from investment operations:
Net investment income (loss)	0.30	0.24	(a)
Net gain (loss) on investments (both realized and unrealized)	0.10	6.90
Total from investment operations	0.40	7.14
Less distributions:
Distributions from net investment income	(0.36)	0.00
Distributions from capital gains	(2.18)	0.00
Total distributions	(2.54)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$32.22	$34.36
Total return	1.10%	26.23%
Ratios/supplemental data:
Net assets, end of period ($million)	$440.2	$499.9
Ratio of net expenses to average net assets	1.06%	1.01	%†
Ratio of net investment income to average net assets	0.89%	0.89	%†
Ratio of gross expenses to average net assets	1.12%	1.07	%†
Portfolio turnover rate	25%	32%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK GLOBAL FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2018	2017(b)
Net asset value, beginning of period	$34.38	$27.22
Income from investment operations:
Net investment income (loss)	0.31 (a)	0.26
Net gain (loss) on investments (both realized and unrealized)	0.12	6.90
Total from investment operations	0.43	7.16
Less distributions:
Distributions from net investment income	(0.38)	0.00
Distributions from capital gains	(2.18)	0.00
Total distributions	(2.56)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$32.25	$34.38
Total return	1.18%	26.30%
Ratios/supplemental data:
Net assets, end of period ($million)	$333.5	$309.6
Ratio of net expenses to average net assets	0.98%	0.96	%†
Ratio of net investment income to average net assets	0.93%	1.55	%†
Ratio of gross expenses to average net assets	1.04%	1.02	%†
Portfolio turnover rate	25%	32%

	SERVICE CLASS
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$33.40	$25.65	$25.62	$29.57	$28.98
Income from investment operations:
Net investment income (loss)	0.14 (a)	(0.14)	0.21 (a)	0.13 (a)	0.13 (a)
Net gain (loss) on investments (both realized and unrealized)	0.13	8.11	0.47	(2.10)	1.67
Total from investment operations	0.27	7.97	0.68	(1.97)	1.80
Less distributions:
Distributions from net investment income	(0.22)	(0.22)	(0.18)	(0.24)	(0.66)
Distributions from capital gains	(2.18)	0.00	(0.47)	(1.74)	(0.55)
Total distributions	(2.40)	(0.22)	(0.65)	(1.98)	(1.21)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$31.27	$33.40	$25.65	$25.62	$29.57
Total return	0.73%	31.27%	2.60%	-7.33%	6.35%
Ratios/supplemental data:
Net assets, end of period ($million)	$16.6	$22.5	$25.6	$32.3	$41.8
Ratio of net expenses to average net assets	1.44%	1.42%	1.50%	1.52%	1.45%
Ratio of net investment income to average net assets	0.43%	0.63%	0.82%	0.46%	0.42%
Ratio of gross expenses to average net assets	1.50%	1.48%	1.50%	1.52%	1.45%
Portfolio turnover rate	25%	32%	32%	36%	31%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK GLOBAL SELECT FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$19.78	$15.81	$15.19	$16.63	$15.71
Income from investment operations:
Net investment income	0.22 (a)	0.26	0.18	0.12	0.12
Net gain (loss) on investments (both realized and unrealized)	(0.36)	3.88	1.31	(0.65)	1.21
Total from investment operations	(0.14)	4.14	1.49	(0.53)	1.33
Less distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.13)	(0.14)	(0.14)
Distributions from capital gains	(0.89)	0.00	(0.74)	(0.77)	(0.27)
Total distributions	(1.06)	(0.17)	(0.87)	(0.91)	(0.41)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$18.58	$19.78	$15.81	$15.19	$16.63
Total return	-0.86%	26.41%	9.92%	-3.44%	8.52%
Ratios/supplemental data:
Net assets, end of period ($million)	$1,404.8	$2,035.3	$2,037.1	$2,033.4	$1,937.3
Ratio of net expenses to average net assets	1.12%	1.12%	1.15%	1.13%	1.13%
Ratio of net investment income to average net assets	1.15%	1.25%	1.12%	0.70%	0.92%
Ratio of gross expenses to average net assets	1.19%	1.18%	1.15%	1.13%	1.13%
Portfolio turnover rate	26%	39%	17%	48%	24%

	ADVISOR CLASS
	Year Ended September 30,
	2018	2017(b)
Net asset value, beginning of period	$19.81	$16.39
Income from investment operations:
Net investment income	0.25 (a)	0.25	(a)
Net gain (loss) on investments (both realized and unrealized)	(0.37)	3.17
Total from investment operations	(0.12)	3.42
Less distributions:
Distributions from net investment income	(0.20)	0.00
Distributions from capital gains	(0.89)	0.00
Total distributions	(1.09)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$18.60	$19.81
Total return	-0.75%	20.87%
Ratios/supplemental data:
Net assets, end of period ($million)	$457.6	$148.4
Ratio of net expenses to average net assets	1.02%	1.00	%†
Ratio of net investment income to average net assets	1.32%	1.58	%†
Ratio of gross expenses to average net assets	1.09%	1.07	%†
Portfolio turnover rate	26%	39%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK GLOBAL SELECT FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2018	2017(b)
Net asset value, beginning of period	$19.81	$16.39
Income from investment operations:
Net investment income	0.27 (a)	0.23	(a)
Net gain (loss) on investments (both realized and unrealized)	(0.37)	3.19
Total from investment operations	(0.10)	3.42
Less distributions:
Distributions from net investment income	(0.21)	0.00
Distributions from capital gains	(0.89)	0.00
Total distributions	(1.10)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$18.61	$19.81
Total return	-0.66%	20.87%
Ratios/supplemental data:
Net assets, end of period ($million)	$780.8	$608.0
Ratio of net expenses to average net assets	0.96%	0.94	%†
Ratio of net investment income to average net assets	1.39%	1.46	%†
Ratio of gross expenses to average net assets	1.03%	1.00	%†
Portfolio turnover rate	26%	39%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK INTERNATIONAL FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$28.77	$21.66	$21.34	$25.01	$25.89
Income from investment operations:
Net investment income	0.60	0.44	0.36 (a)	0.46	0.46	(a)
Net gain (loss) on investments (both realized and unrealized)	(2.36)	7.01	1.04	(2.55)	(0.61)
Total from investment operations	(1.76)	7.45	1.40	(2.09)	(0.15)
Less distributions:
Distributions from net investment income	(0.39)	(0.34)	(0.50)	(0.51)	(0.44)
Distributions from capital gains	(0.48)	0.00	(0.58)	(1.07)	(0.29)
Total distributions	(0.87)	(0.34)	(1.08)	(1.58)	(0.73)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$26.14	$28.77	$21.66	$21.34	$25.01
Total return	-6.33%	34.88%	6.66%	-8.98%	-0.64%
Ratios/supplemental data:
Net assets, end of period ($million)	$24,866.2	$31,058.2	$23,277.7	$25,915.2	$29,759.6
Ratio of net expenses to average net assets	0.96%	0.95%	1.00%	0.95%	0.95%
Ratio of net investment income to average net assets	1.84%	1.72%	1.72%	1.81%	1.76%
Ratio of gross expenses to average net assets	1.01%	1.00%	1.00%	0.95%	0.95%
Portfolio turnover rate	36%	41%	44%	48%	39	%(b)

	ADVISOR CLASS
	Year Ended September 30,
	2018	2017(c)
Net asset value, beginning of period	$28.82	$21.96
Income from investment operations:
Net investment income	0.70 (a)	0.53	(a)
Net gain (loss) on investments (both realized and unrealized)	(2.44)	6.33
Total from investment operations	(1.74)	6.86
Less distributions:
Distributions from net investment income	(0.43)	0.00
Distributions from capital gains	(0.48)	0.00
Total distributions	(0.91)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$26.17	$28.82
Total return	-6.25%	31.24%
Ratios/supplemental data:
Net assets, end of period ($million)	$5,757.4	$914.3
Ratio of net expenses to average net assets	0.83%	0.81	%†
Ratio of net investment income to average net assets	2.53%	2.42	%†
Ratio of gross expenses to average net assets	0.88%	0.86	%†
Portfolio turnover rate	36%	41%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  The ratio excludes in-kind transactions.

(c)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK INTERNATIONAL FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2018	2017(c)
Net asset value, beginning of period	$28.82	$21.96
Income from investment operations:
Net investment income	0.63 (a)	0.46	(a)
Net gain (loss) on investments (both realized and unrealized)	(2.35)	6.40
Total from investment operations	(1.72)	6.86
Less distributions:
Distributions from net investment income	(0.43)	0.00
Distributions from capital gains	(0.48)	0.00
Total distributions	(0.91)	0.00
Redemption fees	0.00	0.00
Net asset value, end of period	$26.19	$28.82
Total return	-6.16%	31.24%
Ratios/supplemental data:
Net assets, end of period ($million)	$12,174.4	$7,658.7
Ratio of net expenses to average net assets	0.79%	0.77	%†
Ratio of net investment income to average net assets	2.25%	2.06	%†
Ratio of gross expenses to average net assets	0.84%	0.83	%†
Portfolio turnover rate	36%	41%

	SERVICE CLASS
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$28.90	$21.74	$21.40	$25.07	$25.98
Income from investment operations:
Net investment income	0.57	0.46	0.29 (a)	0.36 (a)	0.37	(a)
Net gain (loss) on investments (both realized and unrealized)	(2.42)	6.96	1.04	(2.55)	(0.63)
Total from investment operations	(1.85)	7.42	1.33	(2.19)	(0.26)
Less distributions:
Distributions from net investment income	(0.31)	(0.26)	(0.41)	(0.41)	(0.36)
Distributions from capital gains	(0.48)	0.00	(0.58)	(1.07)	(0.29)
Total distributions	(0.79)	(0.26)	(0.99)	(1.48)	(0.65)
Redemption fees	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$26.26	$28.90	$21.74	$21.40	$25.07
Total return	-6.59%	34.51%	6.32%	-9.31%	-1.04%
Ratios/supplemental data:
Net assets, end of period ($million)	$442.9	$579.7	$532.3	$559.1	$538.9
Ratio of net expenses to average net assets	1.24%	1.22%	1.34%	1.33%	1.33%
Ratio of net investment income to average net assets	1.53%	1.38%	1.38%	1.48%	1.40%
Ratio of gross expenses to average net assets	1.29%	1.27%	1.34%	1.33%	1.33%
Portfolio turnover rate	36%	41%	44%	48%	39	%(b)

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  The ratio excludes in-kind transactions.

(c)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

OAKMARK INTERNATIONAL SMALL CAP FUND

For a share outstanding throughout each period

	INVESTOR CLASS
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$18.12	$14.84	$14.63	$16.38	$17.29
Income from investment operations:
Net investment income	0.23 (a)	0.23 (a)	0.42 (a)	0.19 (a)	0.17
Net gain (loss) on investments (both realized and unrealized)	(1.37)	3.50	0.51	(0.78)	(0.53)
Total from investment operations	(1.14)	3.73	0.93	(0.59)	(0.36)
Less distributions:
Distributions from net investment income	(0.14)	(0.36)	(0.36)	(0.26)	(0.55)
Distributions from capital gains	(0.50)	(0.09)	(0.36)	(0.90)	0.00
Total distributions	(0.64)	(0.45)	(0.72)	(1.16)	(0.55)
Redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$16.34	$18.12	$14.84	$14.63	$16.38
Total return	-6.43%	25.98%	6.66%	-3.70%	-2.14%
Ratios/supplemental data:
Net assets, end of period ($million)	$1,013.6	$1,835.5	$2,365.1	$2,852.0	$2,910.0
Ratio of net expenses to average net assets	1.36%	1.36%	1.38%	1.35%	1.31%
Ratio of net investment income to average net assets	1.32%	1.40%	2.97%	1.18%	1.07%
Ratio of gross expenses to average net assets	1.36%	1.36%	1.38%	1.35%	1.31%
Portfolio turnover rate	45%	34%	38%	46%	38%

	ADVISOR CLASS
	Year Ended September 30,
	2018	2017(c)
Net asset value, beginning of period	$18.14	$14.16
Income from investment operations:
Net investment income	0.25	0.19	(a)
Net gain (loss) on investments (both realized and unrealized)	(1.38)	3.79
Total from investment operations	(1.13)	3.98
Less distributions:
Distributions from net investment income	(0.18)	0.00
Distributions from capital gains	(0.50)	0.00
Total distributions	(0.68)	0.00
Redemption fees	0.00 (b)	0.00	(b)
Net asset value, end of period	$16.33	$18.14
Total return	-6.39%	28.11%
Ratios/supplemental data:
Net assets, end of period ($million)	$346.6	$388.5
Ratio of net expenses to average net assets	1.32%	1.21	%†
Ratio of net investment income to average net assets	1.41%	1.29	%†
Ratio of gross expenses to average net assets	1.32%	1.21	%†
Portfolio turnover rate	45%	34%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Commenced on 11/30/2016.

PROSPECTUS

OAKMARK INTERNATIONAL SMALL CAP FUND

For a share outstanding throughout each period

	INSTITUTIONAL CLASS
	Year Ended September 30,
	2018	2017(c)
Net asset value, beginning of period	$18.15	$14.16
Income from investment operations:
Net investment income	0.26	0.21	(a)
Net gain (loss) on investments (both realized and unrealized)	(1.36)	3.78
Total from investment operations	(1.10)	3.99
Less distributions:
Distributions from net investment income	(0.19)	0.00
Distributions from capital gains	(0.50)	0.00
Total distributions	(0.69)	0.00
Redemption fees	0.00 (b)	0.00	(b)
Net asset value, end of period	$16.36	$18.15
Total return	-6.23%	28.18%
Ratios/supplemental data:
Net assets, end of period ($million)	$863.3	$839.1
Ratio of net expenses to average net assets	1.17%	1.14	%†
Ratio of net investment income to average net assets	1.49%	1.47	%†
Ratio of gross expenses to average net assets	1.17%	1.14	%†
Portfolio turnover rate	45%	34%

	SERVICE CLASS
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$18.00	$14.75	$14.53	$16.26	$17.17
Income from investment operations:
Net investment income	0.16 (a)	0.17 (a)	0.38 (a)	0.13 (a)	0.14
Net gain (loss) on investments (both realized and unrealized)	(1.34)	3.49	0.51	(0.77)	(0.54)
Total from investment operations	(1.18)	3.66	0.89	(0.64)	(0.40)
Less distributions:
Distributions from net investment income	(0.11)	(0.32)	(0.31)	(0.19)	(0.51)
Distributions from capital gains	(0.50)	(0.09)	(0.36)	(0.90)	0.00
Total distributions	(0.61)	(0.41)	(0.67)	(1.09)	(0.51)
Redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$16.21	$18.00	$14.75	$14.53	$16.26
Total return	-6.73%	25.56%	6.39%	-4.00%	-2.42%
Ratios/supplemental data:
Net assets, end of period ($million)	$1.5	$2.1	$1.5	$1.9	$3.3
Ratio of net expenses to average net assets	1.71%	1.66%	1.69%	1.62%	1.62%
Ratio of net investment income to average net assets	0.93%	1.04%	2.69%	0.85%	0.70%
Ratio of gross expenses to average net assets	1.71%	1.66%	1.69%	1.62%	1.62%
Portfolio turnover rate	45%	34%	38%	46%	38%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Commenced on 11/30/2016.

THE OAKMARK FUNDS

You may obtain more information about the Oakmark Funds' investments in the Funds' semi-annual and annual reports to shareholders. These reports contain information on the market conditions and investment strategies that significantly affected the Oakmark Funds' performance during the last fiscal year.

You may wish to read the Statement of Additional Information for more information about the Oakmark Funds. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.

You may obtain free copies of the Oakmark Funds' semi-annual and annual reports and the Statement of Additional Information, request other information, and discuss your questions about the Oakmark Funds by writing or calling:

The Oakmark Funds
P.O. Box 219558
Kansas City, MO 64121-9558
1-800-OAKMARK
(1-800-625-6275)

The requested documents will be sent within three business days of your request.

You also may obtain the Funds' Statement of Additional Information and the annual, semi-annual and quarterly reports to shareholders, along with other information, free of charge, by visiting Oakmark.com.

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to a household, even if more than one person in that household holds shares of the Funds. Call Oakmark at 1-800-OAKMARK (625-6275) if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Oakmark in writing at P.O. Box 219558, Kansas City, Missouri 64121-9558.

E-Delivery

Electronic copies of most financial reports and prospectuses are available on Oakmark.com. To participate in the Funds' electronic delivery program, visit the Oakmark Fund's website for more information.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's internet website at www.sec.gov. Copies of the Fund documents may be obtained, after paying the appropriate duplicating fee, by e-mail request at publicinfo@sec.gov.

Harris Associates Investment Trust

811-06279

HASPRO19-01

STATEMENT OF ADDITIONAL INFORMATION

JANUARY 28, 2019

THE OAKMARK FUNDS

No-Load Funds

111 South Wacker Drive
Chicago, Illinois 60606-4319
Telephone 1-800-OAKMARK (1-800-625-6275)
Oakmark.com

	Investor Class	Advisor Class	Institutional Class	Service Class
Oakmark Fund	OAKMX	OAYMX	OANMX	OARMX
Oakmark Select Fund	OAKLX	OAYLX	OANLX	OARLX
Oakmark Equity and Income Fund	OAKBX	OAYBX	OANBX	OARBX
Oakmark Global Fund	OAKGX	OAYGX	OANGX	OARGX
Oakmark Global Select Fund	OAKWX	OAYWX	OANWX	OARWX
Oakmark International Fund	OAKIX	OAYIX	OANIX	OARIX
Oakmark International Small Cap Fund	OAKEX	OAYEX	OANEX	OAREX

This Statement of Additional Information ("SAI") relates to Oakmark Fund ("Oakmark Fund"), Oakmark Select Fund ("Select Fund"), Oakmark Equity and Income Fund ("Equity and Income Fund"), Oakmark Global Fund ("Global Fund"), Oakmark Global Select Fund ("Global Select Fund"), Oakmark International Fund ("International Fund") and Oakmark International Small Cap Fund ("International Small Cap Fund") (each a "Fund" and collectively the "Funds"), each a series of Harris Associates Investment Trust (the "Trust"). This SAI is not a prospectus but provides information that should be read in conjunction with the Funds' prospectus dated the same date as this SAI and any supplement thereto. You may obtain the Funds' prospectus or semi-annual or annual report from the Funds at no charge by writing, telephoning or accessing the Funds at their address, telephone number or website shown above. The financial statements of each Fund for the most recent fiscal year may be found in the Funds' annual report and are incorporated herein by reference.

SAI19-01

THE FUNDS

Oakmark Fund, Select Fund, Global Fund, Global Select Fund, International Fund and International Small Cap Fund seek long-term capital appreciation. Equity and Income Fund seeks income and preservation and growth of capital.

The Funds are individual series of the Trust, an open-end management investment company, and each Fund other than Select Fund and Global Select Fund is diversified. The Trust has been a Massachusetts business trust since February 1, 1991. It is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") and operates pursuant to an Amended and Restated Agreement and Declaration of Trust dated October 19, 2016 (the "Declaration of Trust").

INVESTMENT RESTRICTIONS

The following discussion of "fundamental" and "non-fundamental" investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds' prospectus. The first 9 restrictions listed below, except the bracketed portions and the footnote related to restriction 9, are fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" of the respective Fund, which is defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of (i) 67% of the shares of the Fund present at a meeting if more than 50% of the outstanding shares of the Fund are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund. Those restrictions not designated as "fundamental," and a Fund's investment objective, may be changed by the Board without shareholder approval. A Fund's investment objective will not be changed without at least 30 days' notice to shareholders.

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Fundamental

In pursuing their respective investment objectives, no Fund will:

1.  [This restriction does not apply to Select Fund and Global Select Fund] In regard to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except in U.S. government obligations;

2.  Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3.  Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government obligations;

4.  Borrow money or issue senior securities except as permitted under, or to the extent not prohibited by, the 1940 Act, and rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief;

5.  Underwrite the distribution of securities of other issuers; however the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

6.  Make loans to other persons, except as permitted under, or to the extent not prohibited by, the 1940 Act, and rules thereunder, as interpreted or modified by regulatory authority having jurisdiction from time to time, and any applicable exemptive relief;

7.  Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

8.  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectus and elsewhere in this SAI, each as may be amended from time to time, from purchasing, selling or entering into financial derivative or commodity contracts (such as futures contracts or options on futures contracts, or transactions related to currencies), subject to compliance with any applicable provisions of the federal securities or commodities laws;

9.  Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization;(1)

Non-Fundamental

10.  Make margin purchases or participate in a joint or on a joint or several basis in any trading account in securities;

11.  Acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments;

12.  [Oakmark Fund and Select Fund only] Invest more than 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers (other than securities represented by American Depositary Receipts ("ADRs")); [Equity and Income Fund only] Invest more than 35% of its total assets (valued at the time of investment) in securities of non-U.S. issuers (other than securities represented by ADRs);

13.  Make short sales of securities unless (i) the Fund owns at least an equal amount of such securities, or of securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration or (ii) immediately after such a short sale, the aggregate value of all securities that the Fund is short (excluding short sales against-the-box(2)) does not exceed 5% of the value of the Fund's net assets, and the Fund covers such a short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff;

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14.  Purchase a call option or a put option if, immediately thereafter, the aggregate market value of all call and put options then held would exceed 10% of its net assets;

15.  Write any call option or put option unless the option is covered and immediately thereafter the aggregate market value of all portfolio securities or currencies required to cover such options written by the Fund would not exceed 15% of its net assets;

Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, provided, in the case of each Fund other than Select Fund and Global Select Fund, that such purchase will not result in the Fund ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. An exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or already would have been exceeded as a result of fluctuations in the market value of a Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

(1)  In addition to this investment restriction, the 1940 Act provides that a Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at the time of investment) in all investment company securities purchased by a Fund. Investment in the shares of another investment company would require the Fund to bear a portion of the management and advisory fees paid by that investment company, which might duplicate the fees paid by the Fund.

(2)  A short sale "against the box" involves the sale of a security with respect to which a Fund already owns or has the right to acquire an equivalent amount of such security in kind or amount, or securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration.

HOW THE FUNDS INVEST

Bottom-Up Investment Process

All portfolio managers at Harris Associates L.P., investment adviser to the Funds (the "Adviser") strive to abide by a consistent value investment philosophy and process. This process involves a collective, unified effort to identify what the managers believe are the best values in the marketplace for their respective Funds.

Each manager typically constructs a focused portfolio from a list of approved stocks, built on a stock by stock basis from the bottom up. The following chart illustrates this bottom-up investment process:

Bottom-Up Investment Process

Universe of Thousands of Equity Securities
(All stocks available for investment.)

Criteria Screens
(Managers and research team screen for stocks that they believe are worth further consideration.)

Quantitative and Qualitative Research
(Rigorous analysis is performed to seek to ensure that the stock meets certain "value" standards.)

Approved List
(Approximately 120-180 securities.)

Invest
(Managers select stocks from the approved list for their specific funds.)

Investment Strategies and Risks

Small Cap Securities

The Funds may invest in "small cap companies." For all the Funds, other than International Small Cap Fund, a small cap company is one whose market capitalization is no larger than the largest market capitalization of the companies included in the S&P Small Cap 600 Index ($4.19 billion as of December 31, 2018).

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Over time, the largest market capitalization of the companies included in the S&P Small Cap 600 Index will change. As it does, the size of the companies in which each Fund invests may change.

For International Small Cap Fund, a small cap company is one whose market capitalization is no greater than the largest market capitalization of any company included in the S&P EPAC (Europe Pacific Asia Composite) Small Cap Index ($13.14 billion as of December 31, 2018). The S&P EPAC Small Cap Index is composed of companies within the developed countries of Europe, the Pacific and Asia and whose float market capitalization generally represents the lowest 15% of each country's cumulative market capitalization. Over time, the largest market capitalization of the companies included in the S&P EPAC Small Cap Index will change. As it does, the size of the companies in which the International Small Cap Fund invests may change. Under normal market conditions, International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small cap companies. International Small Cap Fund will notify shareholders at least 60 days prior to changing that policy.

Securities of Non-U.S. Issuers

International Fund and International Small Cap Fund invest primarily in securities of non-U.S. issuers. Global Fund typically invests between 25-75% of its total assets in securities of non-U.S. issuers. Global Select Fund typically invests at least 40% of its total assets in securities of non-U.S. issuers (unless the Adviser deems market and/or company valuations less favorable to non-U.S. issuers, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S. issuers). Equity and Income Fund may invest up to 35% of its total assets in securities of non-U.S. issuers. Each of Oakmark Fund and Select Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

International investing may permit an investor to take advantage of the growth in markets outside the United States. The Funds may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company and trade in U.S. markets, evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. The Funds may invest in both "sponsored" and "unsponsored" ADRs, EDRs or GDRs. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to depositary receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The depositary receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications.

With respect to portfolio securities of non-U.S. issuers or of U.S. issuers denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock may remain unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock may fall. See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions."

You should understand and consider carefully the risks involved in international investing. Investing in securities of non-U.S. issuers, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; frequently greater transaction and custody costs; risk expropriation; less liquidity and frequently greater price volatility; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign investors and their subcustodial arrangements.

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Although the Funds try to invest in companies located in countries having stable political environments, there is the possibility of expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries.

Privatizations. Some governments have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Adviser believes that privatizations may offer opportunities for significant capital appreciation, and may invest assets of the Funds in privatizations in appropriate circumstances. In certain of those markets, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, and/or the terms on which such Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

Emerging Markets. Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or, if a Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency. Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for a Fund's securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that such an emergency is present. During the period commencing from a Fund's identification of such condition until the date of the SEC action, that Fund's securities in the affected markets will be valued at fair value determined in good faith in accordance with the Trust's compliance policies and procedures.

Income from securities held by a Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the emerging market countries in which the Fund invests. The net asset value ("NAV") of a class of Fund shares also may be affected by changes in the rates or methods of taxation applicable to a Fund or to entities in which the Fund has invested. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

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Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

Currency Exchange Transactions. Each Fund may enter into currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price in U.S. dollars set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed. Forward currency transactions may involve currencies of the different countries that a Fund may invest in, or be exposed to, and are designed to serve as hedges against possible variations in the exchange rates between currencies.

The contractual amount of a forward contract does not necessarily represent the risk of the contract of the Fund. Measuring risk associated with these instruments is only meaningful when all related and offsetting transactions are considered. Forward contracts are subject to many of the same risks as derivatives. Forward contracts are subject to counterparty risk, which is the risk that the counterparty to a contract would be unable or unwilling to meet the terms of its contract. The value of a forward contract fluctuates depending on the price movement of the currencies involved. The value of a foreign currency relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund's portfolio investments. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable. The use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return.

A Fund may incur costs in connection with conversions between various currencies, and the Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. A Fund also may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency. Although forward contracts may be used to protect a Fund from adverse currency movements, there is no guarantee that a Fund's hedging strategy will be successful.

A Fund's currency transactions are limited to transaction hedging and portfolio hedging. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging uses a forward contract on an actual or anticipated portfolio securities position that is denominated or quoted in a particular currency or exposed to foreign currency fluctuation. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in, or exposed to, a specific currency or currencies. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

If a Fund enters into a forward contract hedging an anticipated or actual holding of portfolio securities, liquid assets of the Fund, having a value at least as great as the amount of the excess, if any, of the Fund's commitment under the forward contract over the value of the portfolio position being hedged, will be segregated on the books of the Fund and held by the Fund's custodian and marked to market daily, while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, a Fund may sell the portfolio security related to such contract and make delivery of the currency received from the sale, or it may retain the security and either purchase the currency on the spot market or terminate its contractual obligation to deliver the currency by entering into an offsetting contract with the same currency trader for the purchase on the same maturity date of the same amount of the currency.

It is impossible to forecast precisely the market value of a portfolio security being hedged with a forward currency contract. Accordingly, at the maturity of a contract, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the

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security is less than the amount of currency the Fund is obligated to deliver under the forward contract and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if the sale proceeds exceed the amount of currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is widely anticipated by the market to the point that the Fund is not able to contract with a counterparty to sell the currency at a price above the devaluation level the Fund anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Foreign Investment Companies. Certain markets are closed in whole or in part to direct equity investments by foreigners. A Fund may be able to invest in such markets solely or primarily through foreign government-approved or authorized investment vehicles, which may include other investment companies. A Fund also may invest in other investment companies that invest in non-U.S. securities. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, a Fund would continue to pay its own management fees and other expenses. In addition, investing through such vehicles may be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as the Fund does not own more than 3% of the voting stock of any one investment company. The Funds do not intend to invest in such vehicles or funds unless, in the judgment of the Adviser, the potential benefits of the investment justify the payment of any applicable fee, premium or sales charge.

Debt Securities

Each Fund may invest in debt securities, including lower-rated debt securities (i.e., securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global, or Ba1 or lower by Moody's Investor Services, Inc., commonly called "junk bonds") and securities that are not rated. There may be a wide variation in the quality of bonds, both within a particular ratings classification and between ratings classifications. An economic downturn could severely disrupt the market for such securities as well as adversely affect the value of such securities and the ability of the issuers to repay principal and interest. There are no restrictions as to the ratings of debt securities acquired by a Fund or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that each of International Fund and International Small Cap Fund may not invest more than 10% of its respective total assets in securities rated below investment grade, Equity and Income Fund may not invest more than 20% of its total assets in such securities, and each of the other Funds may not invest more than 25% of its total assets in such securities.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- and lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to real or perceived adverse economic changes or individual corporate developments. Negative economic developments may have a greater impact on the prices of lower-rated debt securities than on those of other higher rated debt securities. The market for lower-rated debt securities may react strongly to adverse news

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about an issuer or the economy, or to the perception or expectations of adverse news. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in making their principal and interest payments.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad and may be more thinly traded, than that for higher-rated securities, which can affect the prices at which these securities can be sold. The market for unrated debt securities is even narrower. The market prices of these securities can change suddenly and unexpectedly. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. See "Investing with The Oakmark Funds — Share Price" in the Funds' prospectus. The market value of those securities and their liquidity may be affected by adverse publicity and investor perceptions. Transaction costs with respect to lower-rated debt securities may be higher, and in some cases, information may be less available than is the case with investment grade securities.

In addition, the Funds may invest in short-term and long-term debt securities (such as bonds, notes and debentures). Short-term debt securities have one year or less remaining to maturity at the time of purchase, while long-term debt securities have maturities of over a year. Short-term and long-term debt securities may have fixed, variable or floating interest rates.

A description of the characteristics of bonds in each ratings category is included in Appendix A to this SAI.

When-Issued, Delayed-Delivery and Other Securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased either will be maintained in a segregated account with the Fund's custodian or will be earmarked on the Fund's records (through appropriate notation on the books of the Fund or the Fund's custodian). Such segregation or earmarking shall be maintained throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase NAV fluctuation.

A Fund also may enter into a contract with a third party that provides for the sale of securities held by the Fund at a set price, with a contingent right for the Fund to receive additional proceeds from the purchaser upon the occurrence of designated future events, such as a tender offer for the securities of the subject company by the purchaser, and satisfaction of any applicable conditions. Under such an arrangement, the amount of contingent proceeds that a Fund will receive from the purchaser, if any, will generally not be determinable at the time such securities are sold. A Fund's rights under such an arrangement will not be secured and the Fund may not receive the contingent payment if the purchaser does not have the resources to make the payment. A Fund's rights under such an arrangement also may be illiquid and subject to the limitations on ownership of illiquid securities.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted or exchanged (by the holder or the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the "conversion price"). Convertible securities have general characteristics similar to both debt instruments and common stocks. The interest or dividend rate paid on convertible securities may be fixed or floating rate. Because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for common stocks. Convertible securities frequently fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation, and typically are unrated or lower rated than such debt obligations.

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Government-Sponsored Entity Securities

Each Fund may invest in government-sponsored entity securities, which are securities issued or guaranteed by entities such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks, among others.

There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration. These securities have the lowest credit risk. Other types of securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the United States. For example, some securities are supported by the right of the agency or instrumentality to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority. As a result, you should be aware that although an issuer may be chartered or sponsored by Acts of Congress, an issuer may not be funded by congressional appropriations, and as such its securities are neither guaranteed nor insured by the U.S. Treasury.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the United States, there can be no assurance that the U.S. government will always provide financial support to the agency or instrumentality. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. A Fund will invest in securities of agencies or instrumentalities only if the Adviser believes that the credit risk involved is acceptable.

It is possible that the securities discussed in this section could be adversely affected by the actions (or inactions) of the U.S. government.

Inflation-Indexed Securities

Each Fund may invest in inflation-indexed debt securities issued by governments, their agencies or instrumentalities or corporations. Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed security with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed security will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed securities, even during a period of deflation. However, the current market value of the securities is not guaranteed and will fluctuate. The Funds also may invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

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Illiquid Securities and Restricted Securities

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

Restricted securities generally may be sold only (i) to qualified institutional buyers, (ii) in privately negotiated transactions or (iii) in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if these securities were publicly traded. Restricted securities often are illiquid, but also may be liquid.

Where a Fund holds restricted securities and registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

Notwithstanding the above, each Fund may purchase securities, including non-U.S. securities that, although privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's net assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Additionally, the Funds may invest in securities of U.S. and non-U.S. issuers offered outside the United States that are not registered with the SEC pursuant to an applicable exemption under the 1933 Act. Such securities may be freely traded on the local exchange of the country in which the securities were issued or among certain qualified institutional investors, such as the Funds, but, depending upon the circumstances, may only be re-sold in the United States if an exemption from registration under the federal and state securities laws is available. Investing in these securities provides the Funds with opportunities to diversify and invest in securities of issuers who wish to offer and sell their securities internationally to non-U.S. investors and qualified institutional buyers. However, to the extent that such securities do not trade on the local exchange or qualified institutional buyers become uninterested in purchasing such securities, a Fund's level of illiquidity may increase.

Commercial Paper

Each Fund may acquire commercial paper. Commercial paper is short-term promissory unsecured notes issued by companies primarily to finance short-term credit needs. Certain notes may have floating or variable rates. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Private Placements

Each Fund may acquire securities in private placements. Because an active trading market may not exist for such securities, the sale of such securities may be subject to delay and additional costs. No Fund will purchase such a security if more than 15% of the value of such Fund's net assets would be invested in illiquid securities after such purchase.

Short Sales

Each Fund may make short sales of securities if (a) the Fund owns at least an equal amount of such securities, or of securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration or (b) immediately after such a short sale, the aggregate value of all securities that the Fund is short (excluding the value of securities sold short against-the-box, as defined below) does not exceed 5% of the value of the Fund's net assets, and the Fund covers such short sales as described in the following paragraph.

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A short sale against-the-box involves the sale of a security with respect to which a Fund already owns or has the right to acquire an equivalent security in kind and amount, or securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into such securities with no restriction other than the payment of additional consideration.

In a short sale, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, a Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, in order to cover its short positions, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian either (1) an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration or (2) cash, U.S. government securities or other liquid securities having a value equal to the excess of (a) the market value of the securities sold short over (b) the value of any cash, U.S. government securities or other liquid securities deposited as collateral with the broker-dealer in connection with the short sale. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest that the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code of 1986, as amended (the "Code") may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Lending of Portfolio Securities

Each Fund may lend its portfolio securities to broker-dealers and banks to the extent indicated in restriction 6 under "Investment Restrictions." Any such loan must be continuously secured by collateral in cash, cash equivalents or non-cash collateral in the form of U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. A Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. A Fund would have the right to call the loan and attempt to obtain the securities loaned at any time, and the Securities Lending Agent shall terminate such loan no later than five business days after notice by the Fund. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income and lack of access to income during this period. In addition, a Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date.

The Trust has entered into a securities lending agency agreement ("Securities Lending Agreement") with State Street Bank and Trust Company ("State Street") pursuant to which State Street acts as securities lending agent for the Funds and administers each Fund's securities lending program. During the fiscal year,

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State Street performed various services for the Funds, including the following: (i) lending portfolio securities to borrowers identified in the Securities Lending Agreement; (ii) receiving and delivering securities, as applicable, to effect such loans; (iii) monitoring daily the market value of loaned securities; (iv) ensuring daily movement of collateral associated with loan transactions; (v) daily marking to market loaned securities and non-cash collateral; (vi) monitoring dividend activity with respect to loaned securities; (vii) furnishing State Street's standard form of Securities Borrowing Agreement upon request and (viii) arranging for the return of loaned securities at the termination of the loan. In the case of borrower default, State Street will use its best efforts to pursue any remedies available under the Securities Lending Agreement.

The following table shows the dollar amounts of income, and dollar amounts of fees and/or compensation paid, relating to each Fund's securities lending activities during the fiscal year ended September 30, 2018.

	Global Fund	Global Select Fund	International Fund	International Small Cap Fund
Gross income from securities lending activities	$3,652	$173,711	$20,553,709	$1,694,655
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$365	$17,371	$2,055,372	$169,466
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$0	$0	$0	$0
Administrative fees not included in revenue split	$0	$0	$0	$0
Indemnification fee not included in revenue split	$0	$0	$0	$0
Rebate (paid to borrower)	$0	$0	$0	$0
Other fees not included in revenue split (specify)	$0	$0	$0	$0
Aggregate fees/compensation for securities lending activities	$365	$17,371	$2,055,372	$169,466
Net income from securities lending activities	$3,286	$156,340	$18,498,337	$1,525,189

Interfund Lending

Pursuant to an exemptive order issued by the SEC and corresponding compliance procedures adopted by the Board, the Funds may lend money to, and borrow money from, each other pursuant to a master interfund lending agreement ("Interfund Lending Program"). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an "Interfund Loan"), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Program, entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may make an unsecured borrowing under the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing under the Interfund Lending Program are equal to or less than 10% of its total assets, provided that, if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund's borrowing under the Interfund Lending Program would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund's total outstanding borrowings immediately after an interfund borrowing under the Interfund Lending Program exceeded 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. A Fund may

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not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund's aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund's Interfund Loans to any one Fund shall not exceed 5% of the lending Fund's net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive relief application permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Fund and the borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one day's notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs. No Fund may borrow more than the amount permitted by its investment limitations.

Options

Each Fund may purchase and sell both call options and put options on securities. An option on a security is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on an individual security has the obligation upon exercise of a call option to deliver the underlying security upon payment of the exercise price or upon exercise of a put option to pay the exercise price upon delivery of the underlying security. FLEX options are exchange traded and allow users to customize strike prices, exercise styles, and expiration dates.

A Fund will not write any call option or put option unless the option is covered and immediately thereafter the aggregate market value of all portfolio securities or currencies required to cover such options written by the Fund would not exceed 15% of its net assets. In the case of a call option, the option is covered if the Fund owns (a) the securities underlying the option, (b) other securities with respect to which the Fund anticipates receiving the underlying securities as a dividend or distribution or upon a conversion or exchange and liquid assets held by the Fund having a value at least equal to the value of such underlying securities held in a segregated account with the Fund's custodian or that are earmarked on the Fund's records (through appropriate notation on the books of the Fund or the Fund's custodian) or (c) an absolute and immediate right to acquire the underlying security without additional consideration or, if additional consideration is required, liquid assets held by the Fund having a value at least equal to that amount held in a segregated account with the Fund's custodian or that are earmarked on the Fund's records (through appropriate notation on the books of the Fund or the Fund's custodian), upon conversion or exchange of other securities held in its portfolio. In the case of a put option, the option is covered if assets having a value at least equal to the exercise price of the option held in a segregated account with the Fund's custodian or that are earmarked on the Fund's records (through appropriate notation on the books of the Fund or the Fund's custodian), on a daily basis. For purposes of this restriction, the aggregate market value of all portfolio securities or currencies required to cover such options written by the Fund is the aggregate value of all securities held to cover call options written plus the value of all liquid assets required to be so segregated in connection with call and put options written.

If an option written by a Fund is unexercised and expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund is unexercised and expires, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, the writer may close out the option by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

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If a Fund closes out an option it has written, it will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit.

There are several risks associated with transactions in options. For example, there are significant differences between the securities markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund was unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund was unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. If trading were suspended in an option purchased or written by a Fund, that Fund would not able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Preferred Stock

Preferred stock represents units of ownership of a company that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock has characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock also entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating. Investing in preferred stock is subject to many of the same risks as investing in common stock, as described in the Funds' prospectus under "Risk Factors — Common Stock Risk." Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than non-convertible preferred stock, which generally behaves more like a bond.

REITs and Other Real Estate Companies Risk

Securities of real estate investment trusts (also known as "REITs") and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free "pass-through" of distributed net investment income and net realized gains under the Internal

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Revenue Code of 1986, as amended, ("Code") or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. Effective for taxable years beginning after December 31, 2017, and before January 1, 2026, the Code generally allows non-corporate entities such a deduction for 20% of qualified REIT dividends. Recently issued proposed regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Repurchase Agreements

A repurchase agreement involves a sale of securities to a Fund with the concurrent agreement of the seller (bank, securities dealer or clearing house) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate within a specified time. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns. Repurchase agreements maturing in more than seven days often are illiquid.

Bank Loans

Equity and Income Fund may invest up to 5% of its total assets in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower's capital structure, may be secured by the borrower's assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates, and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. The Fund's investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds, and there may be less public information available about them. A Fund may participate in the primary syndicate for a loan or it also may purchase loans from other lenders (sometimes referred to as loan assignments). A Fund also may acquire a participation interest in another lender's portion of the senior loan.

Temporary Defensive Investment Strategies

Each Fund has the flexibility to respond promptly to changes in market, economic, political, or other unusual conditions. In the interest of preserving the value of the portfolios, the Adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt obligations, money market instruments or repurchase agreements. The defensive investments of International Fund, International Small Cap Fund, Global Fund and Global Select Fund may be in securities of U.S. issuers denominated in dollars. It is impossible to predict whether, when or for how long a Fund will employ a defensive strategy. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, each Fund temporarily may hold cash and may invest any portion of its assets in money market instruments.

Valuation Risk

The price at which a Fund could sell any particular investment may differ from the Fund's valuation of the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, the Funds may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption

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proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities may be materially affected by events after the close of the markets on which they are traded but before a Fund determines its NAV. A Fund's ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Operational Risk

The Funds and their service providers, and your ability to transact with the Funds, may be negatively impacted due to operational risks arising from, among other problems, systems and technology disruptions or failures, or cybersecurity incidents. The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on a Fund or its shareholders. The Adviser, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. However, it is not possible for the Adviser or the other Fund service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Funds invest, leading to significant loss of value.

Cybersecurity Risk

As the use of technology has become more prevalent in the course of business, the Funds and their service providers have become potentially more susceptible to operational, financial and reputational risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service providers (including, but not limited to, the Funds' adviser, distributor, fund accountants, custodian, transfer agent, and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial adverse impact on the Funds and their shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts and be unable to buy or sell Fund shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Funds, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund or Fund service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in allegations that the Fund or Fund service provider violated privacy and other laws. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Although the Funds and the Adviser endeavor to determine that service providers have established risk management systems that seek to reduce the risks associated with cybersecurity, and business continuity plans in the event there is a cybersecurity breach, there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Funds do not control the cybersecurity systems and plans of the issuers of securities in which the Funds invest or the Funds' third party service providers or trading counterparties or any other service providers whose operations may affect a Fund or its shareholders.

INVESTMENT ADVISER

The Adviser furnishes continuing investment supervision to the Funds and is responsible for overall management of the Funds' business affairs pursuant to investment advisory agreements relating to the respective Funds (the "Agreements"). The Adviser furnishes office space, equipment and personnel to the Funds, and assumes the expenses of printing and distributing the Funds' prospectus, profiles and reports to prospective investors.

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Each Fund pays the cost of its custodial, stock transfer, dividend disbursing, bookkeeping, audit and legal services. Each Fund also pays other expenses such as the cost of proxy solicitations, printing and distributing notices and copies of the prospectus and shareholder reports furnished to existing shareholders, taxes, insurance premiums, the expenses of maintaining the registration of that Fund's shares under federal and state securities laws, the fees of trustees not affiliated with the Adviser and the compensation of the Trust's chief compliance officer.

For its services as investment adviser, the Adviser receives from each Fund a monthly fee based on that Fund's net assets as of the last business day of the preceding month. Basing the fee on net assets as of the last business day of the preceding month has the effect of (i) delaying the impact of changes in assets on the amount of the fee and (ii) in the first year of a fund's operation, reducing the amount of the aggregate fee by providing for no fee in the first month of operation. The annual rates of fees as a percentage of each Fund's net assets are as follows:

Fund	Fee
Oakmark

1.00% up to $2 billion; 0.90% from $2-3 billion; 0.80% from $3-5 billion; 0.75% from $5-7.5 billion; 0.675% from $7.5-10 billion; 0.625% from $10-12.5 billion; 0.62% from $12.5-25 billion; 0.615% from $25-35 billion; and 0.610% over $35 billion.

Select	1.00% up to $1 billion; 0.95% from $1-1.5 billion; 0.90% from $1.5-2 billion; 0.85% from $2-2.5 billion; 0.80% from $2.5-5 billion; 0.75% from $5-10 billion; and 0.725% over $10 billion
Equity and Income

0.75% up to $5 billion; 0.70% from $5-7.5 billion; 0.675% from $7.5-10 billion; 0.65% from $10-12.5 billion; 0.60% from $12.5-16 billion; 0.585% from $16-21 billion; 0.5775% from $21-28 billion; and 0.5725% over $28 billion

Global	1.00% up to $2 billion; 0.95% from $2-4 billion; 0.90% from $4-8 billion; and 0.875% over $8 billion
Global Select	1.00% up to $2 billion; 0.95% from $2-3 billion; 0.875% from $3-7 billion; and 0.85% over $7 billion
International

1.00% up to $2 billion; 0.95% from $2-3 billion; 0.85% from $3-5 billion; 0.825% from $5-7.5 billion; 0.815% from $7.5-11 billion; 0.805% from $11-16.5 billion; 0.80% from $16.5-23 billion; 0.795% from $23-30 billion; 0.79% from $30-35 billion; 0.785 from $35-45 billion; 0.775% from $45-50 billion; and 0.770% over $50 billion.

International Small Cap	1.25% up to $500 million; 1.10% from $500 million to $1.5 billion; 1.05% from $1.5-3.5 billion; 1.025% from $3.5-5.0 billion; and 1.00% over $5.0 billion

The table below shows gross management fees paid by the Funds for the last three fiscal years, which are described in the Funds' prospectus.

Fund	Type of Payment	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Oakmark	Management fee	$143,112,357	$122,284,644	$118,021,039
Select	Management fee	52,915,565	47,971,632	46,078,079
Equity and Income	Management fee	109,598,584	109,570,292	115,782,870
Global	Management fee	25,788,832	25,037,369	26,932,906
Global Select	Management fee	28,064,066	23,475,495	21,110,553
International	Management fee	363,352,341	245,699,588	213,294,233
International Small Cap	Management fee	31,893,119	28,689,813	29,172,069

The Agreement for each Fund (except for Global Select Fund) was for an initial term through October 31, 2001. The Agreement for Global Select Fund was for an initial term through October 31, 2007. Each Agreement continues from year to year thereafter so long as such continuation is approved at least annually by (1) the Board or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement may be terminated at any time, without penalty, by either the Trust or the Adviser upon 60 days' written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act.

The Adviser is a limited partnership managed by its general partner, Harris Associates, Inc. ("HAI"), whose directors are Beverly Bearden, Anthony P. Coniaris, Kevin G. Grant, David Giunta, David G. Herro, Jean Raby and Kristi L. Rowsell. Ms. Rowsell is the president of HAI. HAI is a wholly-owned subsidiary of Natixis Investment Managers, L.P. ("Natixis Investment Managers"), as is the Adviser. Natixis Investment Managers is a limited partnership that owns investment management and distribution and service entities.

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Natixis Investment Managers is part of Natixis Investment Managers S.A., an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm.

Natixis is principally owned by BPCE, France's second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d'Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

Expense Limitation Agreement

The Adviser has contractually agreed, through January 27, 2020, to reimburse Investor Class Shares of each Fund to the extent that the annual ordinary operating expenses of that class exceed the following percentages of the average net assets of Investor Class Shares: 1.50% in the case of Oakmark Fund and Select Fund; 1.00% in the case of Equity and Income Fund; 1.75% in the case of Global Fund and Global Select Fund; and 2.00% in the case of International Fund and International Small Cap Fund. The Adviser has contractually agreed, through January 27, 2020, to reimburse Advisor Class Shares of each Fund to the extent that the annual ordinary operating expenses of that class exceed the following percentages of the average net assets of Advisor Class Shares: Oakmark Fund and Select Fund, 1.40%; Equity and Income Fund, 0.90%; Global Fund and Global Select Fund, 1.65%; and International Fund and International Small Cap Fund, 1.90%. The Adviser has contractually agreed, through January 27, 2020, to reimburse Institutional Class Shares of each Fund to the extent that the annual ordinary operating expenses of that class exceed the following percentages of the average net assets of Institutional Class Shares: Oakmark Fund and Select Fund, 1.30%; Equity and Income Fund, 0.80%; Global Fund and Global Select Fund, 1.55%; and International Fund and International Small Cap Fund, 1.80%. The Adviser has also contractually agreed, through January 27, 2020, to reimburse Service Class Shares of each Fund to the extent that the annual ordinary operating expenses of that class exceed the following percentages of the average net assets of Service Class Shares: Oakmark Fund and Select Fund, 1.75% (1.50% + 0.25%); Equity and Income Fund, 1.25% (1.00% + 0.25%); Global Fund and Global Select Fund, 2.00% (1.75% + 0.25%); and International Fund and International Small Cap Fund, 2.25% (2.00% + 0.25%).

The Adviser is entitled to recoup from assets attributable to any Fund Class amounts reimbursed to that Fund Class, except to the extent that the Fund Class already has paid such recoupment to the Adviser or such recoupment would cause that Class' total operating expenses to exceed the expense limitation or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three fiscal years after the year in which the reimbursement occurred.

Expenses allocable to each class of Fund shares are calculated daily. If a Fund is entitled to any reduction in fees or expenses, reimbursement is made monthly.

Advisory Fee Waiver

The Adviser has contractually agreed, through January 27, 2020, to waive the advisory fee otherwise payable to it by the following percentages with respect to each Fund: 0.043% for Oakmark Fund; 0.074% for Select Fund; 0.099% for Equity and Income Fund; 0.059% for Global Fund; 0.066% for Global Select Fund; and 0.052% for International Fund. When determining whether a Fund's total expenses exceed the additional contractual expense cap described above, a Fund's net advisory fee, reflecting application of the advisory fee waiver, will be used to calculate a Fund's total expenses. The Adviser is not entitled to collect on or make a claim for waived fees that are the subject of this undertaking at any time in the future. This arrangement may only be modified or amended with approval from a Fund and the Adviser. For the period from October 1, 2017 to September 30, 2018, each Fund waived a portion of its advisory fee pursuant to this waiver as follows: Oakmark $8,661,721, Select $4,625,917, Equity and Income $15,878,813, Global $1,534,040, Global Select $1,874,934, and International $23,302,765.

PORTFOLIO MANAGERS

Portfolio Managers' Management of Other Accounts

Many of the Funds' portfolio managers manage other accounts in addition to managing one or more of the Funds. The following table sets forth the number and total assets of the mutual funds and other accounts managed by each portfolio manager as of September 30, 2018, unless otherwise indicated.

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		Registered Investment Companies (other than The Oakmark Funds)		Other Pooled Investment Vehicles		Other Accounts* (Harris Associates L.P. Separately Managed Accounts)
Name of Portfolio Manager	Funds Managed	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William Nygren	Oakmark Select Global Select	4	$1,002,409,769.69	2	$54,030,374.48	3	$470,109,512.25
Kevin Grant	Oakmark	2	$893,002,965.17	1	$29,375,178.34	0	$0
Anthony P. Coniaris**	Select Global Global Select	2	$999,457,593.40	33	$9,443,561,375.91	516	$15,063,438,716.53
Thomas W. Murray	Select	0	$0	0	$0	0	$0
Clyde McGregor	Equity and Income Global	1	$46,686,000.11	11	$5,221,014,952.71	124	$5,555,224,985.24
M. Colin Hudson	Equity and Income	2	$893,002,965.17	10	$982,932,602.98	485	$3,218,560,074.38
Edward J. Wojciechowski	Equity and Income	0	$0	1	$80,768,115.47	0	$0
Michael Manelli**	International International Small Cap	7	$6,143,655,665.11	17	$4,965,731,902.94	29	$9,721,028,304.95
David Herro**	Global Global Select International International Small Cap	9	$6,296,137,817.55	31	$10,850,496,577.37	49	$15,870,237,017.83
Eric Liu	Global Select	1	$60,559,228.33	4	$744,517,837.19	10	$1,903,019,068.69
Justin D. Hance	International Small Cap	0	$0	0	$0	5	$1,140,196,930.84
Jason E. Long	Global	0	$0	10	$5,140,246,837.24	10	$4,246,189,644.19

*  Personal investment accounts of portfolio managers and their families are not reflected.

**  Included in the "Other Pooled Investment Vehicles" column for Messrs. Coniaris, Herro and Manelli are three accounts with management fees based on the performance of the account. The total assets of these accounts as of September 30, 2018 were $597,315,007.14. Included in the Other Accounts" column for Messrs. Coniaris, Herro and Manelli is one account with a management fee based on the performance of the account. The total assets of this account as of September 30, 2018 was $136,145,697.57.

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and the other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different management fee arrangement (including any accounts that pay performance-based fees), accounts of affiliated companies, or accounts in which the portfolio manager has a personal investment. With respect to the allocation of investment opportunities, the Adviser makes decisions to recommend, purchase, sell or hold securities for all of its client accounts, including the Funds, based on each account's specific investment objectives, guidelines, restrictions and circumstances. It is the Adviser's policy to allocate investment opportunities to each account, including the Funds, over a period of time on a fair and equitable basis relative to its other accounts. With respect to the allocation of aggregated orders, each account that participates in an aggregated order will participate at the average share price received from a broker-dealer, and where the order has not been completely filled, each institutional account, including the Funds, will generally participate on a pro rata basis. For more information on how the Adviser aggregates orders and allocates securities among the accounts participating in those orders, see the section "Portfolio Transactions" in this SAI.

The Adviser has compliance policies and procedures in place that it believes are reasonably designed to mitigate these conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Portfolio Managers Compensation Structure

Each of the Funds' portfolio managers is compensated solely by the Adviser. Compensation for each of the portfolio managers is based on the Adviser's assessment of the individual's long-term contribution to the

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investment success of the firm. Each portfolio manager receives a base salary and participates in a discretionary bonus pool. In addition, most of the portfolio managers also participate in a long-term compensation plan that provides current compensation to certain key employees of the Adviser and deferred compensation to both current and former key employees. The compensation plan consists of bonus units awarded to participants that vest and are paid out over a period of time.

The determination of the amount of each portfolio manager's base salary and discretionary bonus pool participation and, where applicable, participation in the long-term compensation plan is based on a variety of qualitative and quantitative factors. The factor given the most significant weight is the subjective assessment of the individual's contribution to the overall investment results of the Adviser's domestic or international investment group, whether as a portfolio manager, a research analyst, or both.

The quantitative factors considered in evaluating the contribution of a portfolio manager include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the assets under management in the Funds and other accounts managed by the portfolio manager. A portfolio manager's compensation is not based solely on an evaluation of the performance of the Funds or the amount of Fund assets. Performance is measured in a number of ways, including by Fund, by other accounts and by strategy, and is compared to one or more benchmarks, including: S&P 500, Russell Mid-Cap Value, Russell 1000 Value, Lipper Balanced, 60/40 S&P/Barclays (60% S&P 500 and 40% Barclays Bond Index), MSCI World Index, MSCI World ex-U.S. Index, MSCI World ex-U.S. Small Cap Index and the Adviser's approved lists of stocks, depending on whether the portfolio manager manages accounts in a particular strategy for which a given benchmark would be applicable. Performance is measured over shorter- and longer-term periods, including one year, three years, five years, ten years, and since a Fund's inception or since the portfolio manager has been managing the Fund, as applicable. Performance is measured on a pre-tax and after-tax basis to the extent such information is available.

If a portfolio manager also serves as a research analyst, then his compensation is also based on the contribution made to the Adviser in that role. The specific quantitative and qualitative factors considered in evaluating a research analyst's contributions include, among other things, new investment ideas, the performance of investment ideas covered by the analyst during the current year as well as over longer-term periods, the portfolio impact of the analyst's investment ideas, other contributions to the research process, and an assessment of the quality of analytical work. If a portfolio manager also serves as a research analyst, then such manager may participate in a long-term compensation plan that may provide future compensation upon vesting after a multi-year period. The plan consists of an award, based on a quantitative evaluation of the performance of the investment ideas covered by the analyst over the same multi-year period. In addition, an individual's other contributions to the Adviser, such as a role in investment thought leadership and management of the firm, are taken into account in the overall compensation process.

Portfolio Managers' Ownership of Fund Shares

The following table sets forth the dollar range of shares of the Funds beneficially owned by each Fund's portfolio manager as of September 30, 2018, unless otherwise indicated.

Fund	Name of Portfolio Manager	Dollar Range of Fund Holdings
Oakmark	William Nygren Kevin Grant	Over $1,000,000 Over $1,000,000
Select	William Nygren Anthony P. Coniaris Thomas W. Murray	Over $1,000,000 Over $1,000,000 Over $1,000,000
Equity and Income	Clyde McGregor M. Colin Hudson Edward J. Wojciechowski	Over $1,000,000 Over $1,000,000 $100,001 – $500,000
Global	David Herro Clyde McGregor Anthony P. Coniaris Jason Long	Over $1,000,000 Over $1,000,000 Over $1,000,000 Over $1,000,000
Global Select	David Herro William Nygren Anthony P. Coniaris Eric Liu	Over $1,000,000 Over $1,000,000 Over $1,000,000 Over $1,000,000

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Fund	Name of Portfolio Manager	Dollar Range of Fund Holdings
International	David Herro Michael Manelli	Over $1,000,000 Over $1,000,000
International Small Cap	David Herro Michael Manelli Justin Hance	Over $1,000,000 Over $1,000,000 Over $1,000,000

CODES OF ETHICS

The Trust, the Adviser and the Funds' distributor, Harris Associates Securities L.P. ("HASLP"), establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Trust might take advantage of that knowledge for their own benefit. The Trust, the Adviser and HASLP have adopted codes of ethics to meet those concerns and legal requirements. Although the codes do not prohibit employees who have knowledge of the investments and investment intentions of any of the Funds from engaging in personal securities investing, they regulate such investing by those employees.

PROXY VOTING POLICIES AND PROCEDURES

The Adviser, as part of its management responsibilities, is responsible for exercising all voting rights with respect to the Funds' portfolio securities in accordance with the Adviser's proxy voting policies and procedures.

The Adviser exercises voting rights solely with the goal of serving the best interests of its clients (including the Funds) as shareholders of a company. In determining how to vote on any proposal, the Adviser considers the proposal's expected impact on shareholder value and does not consider any benefit to the Adviser or its employees or affiliates.

The Adviser considers the reputation, experience and competence of a company's management when it evaluates the merits of investing in a particular company, and it invests in companies in which it believes management goals and shareholder goals are aligned. Therefore, on most issues, the Adviser casts votes in accordance with management's recommendations. However, when the Adviser believes that management's position on a particular issue is not in the best interests of the Funds and their shareholders, the Adviser will vote contrary to management's recommendation.

Proxy Voting Guidelines

The Adviser's Proxy Committee has established a number of proxy voting guidelines on various issues of concern to investors. The Adviser normally votes proxies in accordance with those guidelines unless it determines that it is in the best economic interests of a Fund and its shareholders to vote contrary to the guidelines.

•  With respect to a company's board of directors, the Adviser believes that there should be a majority of independent directors and that audit, compensation and nominating committees should consist solely of independent directors, and it usually will vote in favor of proposals that ensure such independence.

•  With respect to auditors, the Adviser believes that the relationship between a public company and its auditors should be limited primarily to the audit engagement, and it usually will vote in favor of proposals to prohibit or limit fees paid to auditors for any services other than auditing and closely-related activities that do not raise any appearance of impaired independence.

•  With respect to equity based compensation plans, the Adviser believes that appropriately designed plans approved by a company's shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. However, the Adviser will normally vote against plans that substantially dilute its clients' ownership interest in the company or provide participants with excessive awards. The Adviser usually also will vote in favor of proposals to require the expensing of options, in favor of proposals for an annual shareholder advisory vote on executive compensation and in favor of advisory votes to ratify named executive officer compensation. The Adviser will normally vote against proposals that prohibit the automatic vesting of equity awards upon a change of control.

•  With respect to corporate structure and shareholder rights, the Adviser believes that all shareholders of a company should have an equal voice and that barriers that limit the ability of shareholders to effect corporate change and to realize the full value of their investment are not desirable. Therefore, the Adviser usually will vote against proposals for supermajority voting rights, against the adoption of anti-takeover measures, and against proposals for different classes of stock with different voting rights.

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•  With respect to social responsibility issues, the Adviser believes that matters related to a company's day-to-day business operations are primarily the responsibility of management. The Adviser is focused on maximizing long-term shareholder value and usually will vote against shareholder proposals requesting that a company disclose or change certain business practices unless it believes the proposal would have a substantial positive economic impact on the company.

The Adviser may determine not to vote a Fund's proxy if it has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates ("share blocking"), and the Adviser may determine that the loss of investment flexibility resulting from share blocking outweighs the benefit to be gained by voting.

Conflicts of Interest

The Adviser's Proxy Committee, in consultation with the Adviser's legal and compliance departments, will monitor and resolve any potential conflicts of interest with respect to proxy voting. A conflict of interest might exist, for example, when an issuer who is soliciting proxy votes also has a client relationship with the Adviser, when a client of the Adviser is involved in a proxy contest (such as a corporate director), or when one of the Adviser's employees has a personal interest in a proxy matter. When a conflict of interest arises, in order to ensure that proxies are voted solely in the best interest of the Funds and their shareholders, the Adviser will vote in accordance with either its written guidelines or the recommendation of an independent voting service. If the Adviser believes that voting in accordance with the guidelines or the recommendation of the voting service would not be in the collective best interests of the Funds and their shareholders, the Executive Committee of the Board will determine how shares should be voted.

How to Obtain the Oakmark Funds' Proxy Voting Record

No later than August 31 of each year, information regarding how the Adviser, on behalf of the Funds, voted proxies relating to the Funds' portfolio securities for the 12 months ended the preceding June 30 will be available through a link on the Funds' website at Oakmark.com and on the SEC's website at www.sec.gov.

TRUSTEES AND OFFICERS

The Board has overall responsibility for the Funds' operations. Each of the trustees and officers serves until the election and qualification of his or her successor, or until he or she sooner retires, dies, resigns, or is removed or disqualified. The retirement age for trustees is 72.

Leadership Structure and Qualifications of the Board of Trustees

The Trust is governed by the Board, which is responsible for protecting the interests of shareholders under applicable law. The Board is led by an Independent Chair, who is not an "interested person" of the Trust, as that term is defined in the 1940 Act. The Board meets periodically throughout the year to oversee the Funds' activities, review the Funds' performance, oversee the potential conflicts that could affect the Funds, and review the actions of the Adviser. The Board has an executive committee, audit committee, governance committee, and committee on contracts, each comprised solely of trustees who are not "interested persons" under the 1940 Act ("Independent Trustees"). The Board also has a pricing committee comprised of officers of the Trust, as appointed by the Board. The principal functions of those committees are described below. The Board has determined that the Board's leadership and committee structure is appropriate because it enables the Board to effectively and efficiently fulfill its oversight responsibilities and it facilitates the exercise of the Board's independent judgment in evaluating and managing the relationship between the Funds, on the one hand, and the Adviser and certain other principal service providers, on the other.

As discussed below, the governance committee makes recommendations to the Board regarding Board committees and committee assignments, the composition of the Board, candidates for election as trustees and compensation of trustees who are not affiliated with the Adviser, and oversees the process for evaluating the functioning of the Board. The governance committee has not established specific qualifications that it believes must be met by a candidate for election as trustee. In evaluating candidates, the governance committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the 1940 Act. The governance committee also considers whether the individual's background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other trustees and will contribute to the Board's deliberations. No particular qualification, experience or background establishes the basis for any trustee's position on the Board and the governance committee may have attributed different weights to the various factors. There is

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no difference in the manner in which the governance committee evaluates a candidate based on whether the candidate is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders. Shareholders may send resumes of recommended persons to the attention of Rana J. Wright, Secretary, Harris Associates Investment Trust, 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606-4319.

The experiences and professional backgrounds of each Board member have contributed to the Board's conclusion that such Board member should serve as a trustee of the trust. Each trustee's outside professional experience and number of years of service on the Board is outlined in the table of biographical information below. During the time each Board member has served, he/she has become familiar with the Funds' financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.

Trustees Who Are Not Interested Persons of the Trust

Name, Address† and Age at December 31, 2018	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years	Number of Portfolios in Fund Overseen by Trustee	Other Directorships Held by Trustee
Thomas H. Hayden, 67	Trustee	1995	Lecturer, Master of Science in Integrated Marketing Communications program, the Medill School, Northwestern University, and Master of Science in Law program, Northwestern University School of Law.	7	None
Hugh T. Hurley, III, 54*	Trustee	2018	Retired since 2017; Managing Director and Global Head of Product Strategy Active Equity, BlackRock, Inc. from 2006 to 2017.	7	None
Patricia Louie, 63*	Trustee	2018	Retired since October 2018; Managing Director and Associate General Counsel, AXA Equitable Life Insurance Company from 2014 to October 2018; Executive Vice President and General Counsel, AXA Equitable Funds Management Group, LLC from 2011 to October 2018; Senior Vice President and Associate General Counsel, AXA Equitable from 2009-2014.	7	None
Christine M. Maki, 58	Trustee	1995	Senior Vice President—Tax and Treasurer, RR Donnelley & Sons Company (global provider of integrated communication services).	7	None
Laurence C. Morse, Ph.D., 67	Trustee	2013	Managing Partner, Fairview Capital Partners, Inc. (private equity investment management firm).	7	Director, Webster Bank (bank and financial institution); Director, Webster Financial Corporation (bank holding company)

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Name, Address† and Age at December 31, 2018	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years	Number of Portfolios in Fund Overseen by Trustee	Other Directorships Held by Trustee
Mindy M. Posoff, 62	Trustee	2016	Managing Director, Golden Seeds (angel investment group); Traversent Capital Partners, Founding Partner and President (consulting firm providing strategic solutions for hedge funds and asset managers); Former Chair, Board of Directors, AboutOne (start-up technology company providing tools to manage home and family life) from 2011 to 2017; Former Trustee of the HighMark Mutual Funds from 2010 to 2014.	7	Former Director, 100 Women in Finance
Allan J. Reich, 70	Trustee and Chair of the Board	1993	Senior Partner, Seyfarth Shaw LLP (law firm).	7	Director, Mutual Fund Directors Forum
Steven S. Rogers, 61	Trustee	2006	MBA Class of 1957 Senior Lecturer of Business Administration, Harvard Business School; Entrepreneur-in-Residence, Ewing Marion Kauffman Foundation; Clinical Professor of Finance & Management, Kellogg Graduate School of Management, Northwestern University from 1995 to 2012.	7	None

Trustees Who Are Interested Persons of the Trust

Name, Address† and Age at December 31, 2018	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years	Number of Portfolios in Fund Overseen by Trustee	Other Directorships Held by Trustee
Kristi L. Rowsell, 52**	Trustee and President	2010	Director, Harris Associates, Inc. ("HAI") and President, HAI, Harris Associates L.P. ("HALP") and Harris Associates Securities L.P. ("HASLP").	7	Member, Board of Governors, Investment Company Institute

*  Mr. Hurley and Ms. Louie were each elected as a trustee effective October 23, 2018.

**  Ms. Rowsell is a trustee who is an "interested person" of the Trust as defined in the 1940 Act because she is an officer of the Adviser and a director of HAI.

Additional Information About Trustees

In addition to the information set forth in the table above and other relevant qualifications, experience, attributes or skills applicable to a particular trustee, the following provides further information about the qualifications and experience of each trustee.

Independent Trustees

Thomas H. Hayden: Mr. Hayden has served on the Board since 1995. He has a BA in English from Saint Louis University and a JD from Saint Louis University. He is a Lecturer in the Master of Science in Integrated Marketing Communications program at the Medill School of Northwestern University and in the Master of Science in Law program at the Northwestern University School of Law, teaching courses in data privacy and cybersecurity in both programs. The Board concluded that Mr. Hayden is suitable to serve as trustee because of his academic background and his extensive work experience.

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Hugh T. Hurley, III: Mr. Hurley has served on the Board since 2018. He has a BS in Finance from Providence College. Mr. Hurley has over 31 years of investment management and capital markets experience, and prior to his retirement in 2017, he served in several senior executive management roles for an investment manager. The Board concluded that Mr. Hurley is suitable to serve as trustee because of his academic background and his extensive financial industry experience.

Patricia Louie: Ms. Louie has served on the Board since 2018. She has a BS in Political Science from University of Utah and a JD from University of Utah College of Law. Prior to her retirement in 2018, Ms. Louie served in several senior executive and legal roles for an investment manager and its affiliates, including as a Managing Director and General Counsel. The Board concluded that Ms. Louie is suitable to serve as trustee because of her academic background and her extensive financial industry experience.

Christine M. Maki: Ms. Maki has served on the Board since 1995. She has a BS in Accounting from Illinois State University and a MS in Taxation from DePaul University. Ms. Maki is also a Certified Public Accountant. She is a senior executive in finance at RR Donnelley & Sons Company. The Board concluded that Ms. Maki is suitable to serve as trustee because of her academic background and her extensive public accounting and finance experience.

Laurence C. Morse, Ph.D.: Dr. Morse has served on the Board since 2013. In addition to attending the General Course at The London School of Economics and Political Science, Dr. Morse has a BA in Economics from Howard University, a MA in Economics from Princeton University, a Ph.D. in Economics from Princeton University and was a Post-Doctoral Fellow at Harvard University. He has more than 35 years of experience in the financial industry, including serving as a Managing Partner of Fairview Capital Partners, Inc., as well as serving on the Board of Webster Bank and Webster Financial Corporation. The Board concluded that Dr. Morse is suitable to serve as trustee because of his academic background and his extensive financial industry experience.

Mindy M. Posoff: Ms. Posoff has served on the Board since 2016. She has a BA in Philosophy and Greek Civilization from Beloit College and a MBA in Finance from the University of Pennsylvania. She is a Managing Director of Golden Seeds, an angel investment group, Founding Partner and President of Traversent Capital Partners, a consulting firm providing strategic solutions for hedge funds and asset managers, and a Member of the Board of Directors of Ben Franklin Technology Partners of Southeastern Pennsylvania, a seed stage capital provider for Southeastern Pennsylvania's technology sectors. Ms. Posoff previously served on the Board of the HighMark Mutual Funds from 2010 to 2014. The Board concluded that Ms. Posoff is suitable to serve as trustee because of her academic background and her extensive financial industry experience.

Allan J. Reich: Mr. Reich has served on the Board since 1993. He has a BA in Government from Cornell University and a JD from the University of Michigan Law School. He has been a practicing attorney for over 45 years, over the course of which he has represented clients on governance, corporate transactional and securities compliance matters. Mr. Reich is currently a Senior Partner with Seyfarth Shaw LLP. The Board concluded that Mr. Reich is suitable to serve as trustee because of his academic background and his extensive corporate and securities law experience.

Steven S. Rogers: Mr. Rogers has served on the Board since 2006. He has a BA from Williams College and a MBA from Harvard University. He is a former entrepreneur who has taught Entrepreneurial Finance at Northwestern University's Kellogg School of Management and currently teaches at Harvard Business School. He also has over 22 years of governance experience with Fortune 500 companies, including serving on the Board of directors of S.C. Johnson & Son, Inc. The Board concluded that Mr. Rogers is suitable to serve as trustee because of his academic background and his extensive business experience.

Interested Trustees

Kristi L. Rowsell: Ms. Rowsell has served on the Board as an Interested Trustee of the Trust since 2010. She has a BS in Agricultural Economics from Virginia Tech University and a Master of Accountancy — Taxation from Virginia Tech University. From 1999 to 2010, Ms. Rowsell was the Chief Financial Officer and Treasurer of HAI, HALP and HASLP. She previously served as a Vice President of the Trust and has held various positions with the Adviser and certain of its affiliates since 1995. The Board concluded that Ms. Rowsell is suitable to serve as trustee because of her academic background and her extensive investment management experience.

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Other Officers of the Trust

Name, Address† and Age at December 31, 2018	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years#
Megan J. Claucherty, 36	Vice President	2016	Assistant General Counsel, HALP since 2018; Senior Attorney, HALP from 2015 to 2018; Associate Attorney, Vedder Price P.C., prior thereto
Anthony P. Coniaris, 41	Executive Vice President and Portfolio Manager (Oakmark Select Fund, Oakmark Global Fund and Oakmark Global Select Fund)	2013	Co-Chairman, HAI and HALP; Portfolio Manager and Analyst, HALP
Kevin G. Grant, 54	Executive Vice President and Portfolio Manager (Oakmark Fund)	2000	Co-Chairman, HAI and HALP; Portfolio Manager and Analyst, HALP
Justin D. Hance, 34	Vice President and Portfolio Manager (Oakmark International Small Cap Fund)	2016	Vice President, HAI and HALP; Director of International Research, HALP since 2016; Assistant Director of International Research and Analyst, HALP, prior thereto
David G. Herro, 58	Vice President and Portfolio Manager (Oakmark Global Fund, Oakmark Global Select Fund, Oakmark International Fund and Oakmark International Small Cap Fund)	1992	Director, HAI; Deputy Chairman and Chief Investment Officer, International Equities, HAI and HALP; Portfolio Manager and Analyst, HALP
M. Colin Hudson, 49	Vice President and Portfolio Manager (Oakmark Equity and Income Fund)	2013	Vice President, HAI and HALP; Portfolio Manager and Analyst, HALP
John J. Kane, 47	Vice President	2012	Director, Operations, HALP since 2017; Director, Global Investment Services, HALP, prior thereto; Principal Financial officer, HAIT from 2016 to 2018; Treasurer, HAIT from 2005 to 2018
Christopher W. Keller, 53	Vice President	2015	Chief Operating Officer, HALP since 2015; Vice President and Managing Director, Goldman Sachs Asset Management, prior thereto
Eric Liu, 39	Vice President and Portfolio Manager (Oakmark Global Select Fund)	2016	Vice President, HAI and HALP since 2019; Portfolio Manager and Analyst, HALP
Jason E. Long, 42	Vice President and Portfolio Manager (Oakmark Global Fund)	2016	Vice President, HAI and HALP; Portfolio Manager and Analyst, HALP since 2016; Analyst, HALP, prior thereto
Michael L. Manelli, 38	Vice President and Portfolio Manager (Oakmark International Fund and Oakmark International Small Cap Fund)	2011	Vice President, HAI and HALP; Portfolio Manager and Analyst, HALP
Clyde S. McGregor, 66	Vice President and Portfolio Manager (Oakmark Equity and Income Fund and Oakmark Global Fund)	1995	Vice President, HAI and HALP; Portfolio Manager, HALP
Thomas W. Murray, 48	Vice President and Portfolio Manager (Oakmark Select Fund)	2013	Vice President and Director of U.S. Research, HAI and HALP; Portfolio Manager and Analyst, HALP
Michael J. Neary, 50	Vice President	2009	Managing Director, Client Portfolio Manager, HALP
Michael A. Nicolas, 39	Vice President	2019	Analyst, HALP
William C. Nygren, 60	Vice President and Portfolio Manager (Oakmark Fund, Oakmark Select Fund and Oakmark Global Select Fund)	1996	Vice President, HAI and HALP; Portfolio Manager and Analyst, HALP

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Name, Address† and Age at December 31, 2018	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years#
Vineeta D. Raketich, 47	Vice President	2003	Managing Director, Global Operations and Client Relations, HALP
Zachary D. Weber, 44	Vice President, Principal Financial Officer and Treasurer	2016	Chief Financial Officer and Treasurer, HAI and HALP since 2016; Senior Vice President and Vice President, GCM Grosvenor, prior thereto
Benjamin D. Wiesenfeld, 40	Vice President, Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	2018	Chief Compliance Officer, Northern Funds, Northern Trust Asset Management from 2016 to August 2018; Chief Compliance Officer and General Counsel, Scout Investments, prior thereto
Edward J. Wojciechowski, 46	Vice President and Portfolio Manager (Oakmark Equity and Income Fund)	2013	Portfolio Manager and Analyst, HALP
Rana J. Wright, 40	Vice President, Secretary and Chief Legal Officer	2018	General Counsel, HAI and HALP since 2018; Managing Director and Associate General Counsel, Bank of America Corporation from 2014 to 2018; Partner, Reed Smith LLP, prior thereto

†  Unless otherwise noted, the business address of each trustee and officer listed in the tables is 111 South Wacker Drive, Suite 4600, Chicago, Illinois 60606-4319.

#  As used in this table, "HALP," "HAI" and "HASLP" refer to the Adviser, the general partner of the Adviser, and the Funds' distributor, respectively.

The Adviser, on customary terms, manages investment accounts controlled by Messrs. Reich and Voss.

Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, compliance risk, valuation risk and operational risk, among others. The Board oversees risk as part of its oversight of the Funds. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from, among others, the Adviser, the Trust's Chief Compliance Officer ("CCO"), the Trust's independent registered public accounting firm, independent counsel, and internal auditors of the Adviser or its affiliates, as appropriate, regarding risks faced by the Funds and the risk management programs of the Adviser and certain other service providers. The actual day-to-day risk management with respect to the Funds resides with the Adviser and other service providers to the Funds. Although the risk management policies of the Adviser and the service providers are designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified, or processes and controls developed, to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or the Adviser, its affiliates or other service providers.

Pursuant to Rule 38a-1 under the 1940 Act, the Trust's CCO is responsible for administering the Trust's compliance program, including monitoring and enforcing compliance by the Funds and their service providers with the federal securities laws. The CCO has an active role in daily Fund operations and maintains a working relationship with all relevant advisory, legal, compliance, operations and administration personnel for the Funds' service providers. On at least a quarterly basis, the CCO reports to the Independent Trustees on significant compliance program developments, including material compliance matters, and on an annual basis, the CCO provides the full Board with a written report that summarizes his review and assessment of the adequacy of the compliance programs of the Funds and their service providers. The CCO also periodically communicates with the Board and audit committee chairpersons between scheduled meetings.

The committees of the Board include the executive committee, audit committee, governance committee, committee on contracts, and pricing committee. The following table identifies the members of those committees as of January 1, 2019, the function of each committee, and the number of meetings of each committee held during the fiscal year ended September 30, 2018.

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Committee	Members of Committee	Number of meetings during fiscal year ended September 30, 2018	Principal Functions of Committee
Executive Committee	Thomas H. Hayden† Mindy M. Posoff† Allan J. Reich*	4	The executive committee generally has the authority to exercise the powers of the Board during intervals between meetings.
Audit Committee	Thomas H. Hayden* Christine M. Maki Allan J. Reich Steven S. Rogers†	4	The principal responsibilities of the audit committee include the following:
• to oversee the accounting and financial reporting policies and practices of the Trust, its internal controls and, as appropriate, the internal controls of certain service providers;
• to assist Board oversight of (i) the integrity of the Funds' financial statements, (ii) the Funds' compliance with legal and regulatory requirements, the independent auditors' qualifications and independence and the performance of the independent auditors;
• to pre-approve the audit and non-audit services that the Trust's independent auditors provide to the Trust and certain non-audit services that the Trust's independent auditors may provide the Adviser and its affiliates;
• to act as liaison between the independent auditors of the Funds and the full Board;
• to oversee the portfolio transaction policies and practices of the Funds;
• to review potential conflicts of interest that are identified and brought to the attention of the Board; and
			• to discuss guidelines and policies governing the process by which the Adviser and other relevant service providers assess and manage the Funds' exposure to risk, and to discuss the Funds' most significant financial risk exposures and the steps the Adviser has taken to monitor and control such risks.
Governance Committee	Patricia Louie† Laurence C. Morse, Ph.D.* † Allan J. Reich Steven S. Rogers	2

The governance committee makes recommendations to the Board regarding Board committees and committee assignments, the composition of the Board, candidates for election as non-interested trustees and compensation of trustees who are not affiliated with the Adviser, and oversees the process for evaluating the functioning of the Board.

Committee on Contracts	Hugh T. Hurley, III† Christine M. Maki† Laurence C. Morse, Ph.D. Mindy M. Posoff* Allan J. Reich	4

The committee on contracts is responsible for reviewing in the first instance, and making recommendations to the Board regarding, investment advisory agreements and any other agreements relating to the management or administration of any Fund.

Pricing Committee	John J. Kane Michael A. Nicolas@ Vineeta D. Raketich Kristi L. Rowsell Zachary D. Weber	23	The committee is authorized, on behalf of the Board, to determine, in accordance with the valuation procedures established by the Board, fair valuations of portfolio securities.

*  Chair of the committee

†  Appointment effective January 1, 2019.

@  Appointment effective January 23, 2019.

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The following table shows the compensation paid by the Trust during the fiscal year ended September 30, 2018 to each trustee who is not affiliated with the Adviser:

Name of Trustee	Aggregate Compensation from the Trust*		Average Compensation per Fund
Thomas H. Hayden		$228,500		$32,643
Hugh T. Hurley, III**	$	N/A	$	N/A
Patricia Louie**	$	N/A	$	N/A
Christine M. Maki		$214,000		$30,571
Laurence C. Morse, Ph.D.		$200,000		$28,571
Mindy M. Posoff		$203,500		$29,071
Allan J. Reich		$325,000		$46,429
Steven S. Rogers		$197,500		$28,214
Peter S. Voss***		$209,500		$29,929

*  Each Fund is a series of the Trust and the Trust constitutes the entire fund complex. Aggregate compensation includes compensation that was deferred pursuant to the deferred compensation plan as described below. As of September 30, 2018, the total amounts accrued under the plan were $1,700,487 for Mr. Hayden and $2,405,161 for Ms. Maki.

**  Mr. Hurley and Ms. Louie were each elected as a trustee effective October 24, 2018; thus, no compensation was paid to either during the fiscal year ended September 30, 2018.

***  Mr. Voss retired from the Board effective December 31, 2018.

The Trust has a deferred compensation plan (the "Plan") that permits any trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as a trustee until the trustee ceases to be a member of the Board, until such time plus a number of whole calendar years, or for two or more years (or, if earlier, when the trustee ceases to be a member of the Board). The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Oakmark Funds or the Administration Shares of the Financial Square Treasury Solutions Fund ("Oakmark Units") of the Goldman Sachs Trust, as designated by the trustee. At the time for commencing distributions from a trustee's deferral account, the trustee may elect to receive distributions in a lump sum or in annual installments over a period of two or more complete calendar years (or five years for any deferral with respect to a year before 2016). Each Fund's obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other Fund's obligations to make distributions under the Plan.

The Trust pays all compensation of trustees other than those affiliated with the Adviser and all expenses incurred in connection with their services to the Trust. The Trust does not provide any pension or retirement benefits to its trustees.

The following table shows the value of shares of each Fund "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act")) by each trustee (within dollar ranges) as of December 31, 2018.

Trustee	Oakmark Fund	Select Fund	Equity and Income Fund	Global Fund	Global Select Fund	International Fund	International Small Cap Fund	Aggregate Dollar Range of Shares of all Funds in Fund Complex
Thomas H. Hayden	Over $100,000	$10,001 – $50,000	Over $100,000	$1 – $10,000	$1 – $10,000	None	None	Over $100,000
Hugh T. Hurley, III*	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000	Over $100,000
Patricia Louie*	$1 – $10,000	$1 – $10,000	$1 – $10,000	$1 – $10,000	$1 – $10,000	$1 – $10,000	$1 – $10,000	$10,001 – $50,000
Christine M. Maki	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Laurence C. Morse, Ph.D.	Over $100,000	Over $100,000	$50,001 – $100,000	$50,001 – $100,000	$50,001 – $100,000	Over $100,000	$50,001 – $100,000	Over $100,000
Mindy M. Posoff	None	None	Over $100,000	None	None	$10,001 – $50,000	None	Over $100,000
Allan J. Reich	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001 – $50,000	Over $100,000
Steven S. Rogers	$1 – $10,000	$50,001 – $100,000	$50,001 – $100,000	$10,001 – $50,000	$1 – $10,000	$10,001 – $50,000	None	Over $100,000
Kristi L. Rowsell	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

*  Mr. Hurley and Ms. Louie were each elected as a trustee effective October 24, 2018.

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At December 31, 2018, the trustees and officers as a group owned beneficially 3.9% of the outstanding Institutional Class shares of Oakmark Fund, 18.7% of the outstanding Institutional Class shares of Oakmark Select Fund, 1.8% of the outstanding Institutional Class shares of Oakmark Equity and Income Fund, 12.7% of the outstanding Institutional Class shares of Oakmark Global Fund, 9.7% of the outstanding Institutional Class shares of Oakmark Global Select Fund, 6.6% of the outstanding Institutional Class shares of Oakmark International Small Cap Fund, and less than 1% of the outstanding shares of each other Class of each Fund.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

The following table provides certain information as of December 31, 2018 with respect to persons known by the Trust to own of record or "beneficially" (within the meaning of that term as defined in rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of any Fund.

Name and Address	Fund	Percentage of Outstanding Investor Class Shares Held (%)	Percentage of Outstanding Advisor Class Shares Held (%)	Percentage of Outstanding Institutional Class Shares Held (%)	Percentage of Outstanding Service Class Shares Held (%)
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905 Oakmark Fund	Oakmark Select Fund Oakmark Equity and Income Fund Oakmark Global Fund Oakmark Global Select Fund Oakmark International Fund Oakmark International Small Cap Fund	18.40 17.82 24.66 25.82 16.60 18.99 27.66	15.78 — 8.45 6.98 — 8.83 19.03	24.59 29.73 19.75 33.22 14.37 12.61 43.16	— — — — — — —
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 499 WASHINGTON BLVD 4TH FLOOR JERSEY CITY NJ 07310-1995	Oakmark Fund Oakmark Select Fund Oakmark Equity and Income Fund Oakmark Global Fund Oakmark Global Select Fund Oakmark International Fund Oakmark International Small Cap Fund	30.06 21.01 31.44 28.54 27.92 31.31 23.60	— 5.32 — 42.54 7.97 — 14.67	13.59 9.22 25.98 13.03 18.21 16.84 11.31	— — 5.84 — — — —
MERRILL LYNCH PIERCE FENNER & SMITH INC FBO SOLE BENEFITS OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E 3RDFL JACKSONVILLE FL 32246-6484	Oakmark Fund Oakmark Select Fund Oakmark Equity and Income Fund Oakmark Global Fund Oakmark Global Select Fund Oakmark International Fund Oakmark International Small Cap Fund	— — — — — — —	8.18 7.28 15.26 — 18.72 38.58 16.95	— — — — — — —	30.20 29.70 9.92 16.12 — 38.59 39.85
NATIONWIDE TRUST COMPANY, FSB C/O: IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	Oakmark Fund Oakmark Select Fund Oakmark Equity and Income Fund Oakmark Global Fund Oakmark International Fund Oakmark International Small Cap Fund	— — — — — —	— — — — — —	— — — — — —	12.16 15.04 13.43 60.01 5.64 45.66
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Oakmark Fund Oakmark Select Fund Oakmark Equity and Income Fund Oakmark Global Select Fund Oakmark International Fund Oakmark International Small Cap Fund	— — — — — —	30.37 5.38 8.97 34.00 30.37 7.31	— — — — — —	— — — — — —
DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	Oakmark Fund Oakmark Select Fund Oakmark International Fund	— — —	— — —	— — —	15.69 34.00 14.27

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Name and Address	Fund	Percentage of Outstanding Investor Class Shares Held (%)	Percentage of Outstanding Advisor Class Shares Held (%)	Percentage of Outstanding Institutional Class Shares Held (%)	Percentage of Outstanding Service Class Shares Held (%)
J.P. MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0001	Oakmark Fund Oakmark Global Fund Oakmark International Fund Oakmark International Small Cap Fund	— — — —	— — — —	31.88 8.99 16.62 6.06	— — — —
GREAT-WEST TRUST COMPANY TTEE ATTN MUTUAL FUND TRADING 2T2 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	Oakmark Select Fund Oakmark Equity and Income Fund Oakmark Global Fund Oakmark International Fund	— — — —	— — — —	— — — —	14.14 19.05 12.67 15.31
WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Oakmark Fund Oakmark Equity and Income Fund Oakmark Global Select Fund Oakmark International Fund Oakmark International Small Cap Fund	— — — — —	7.65 17.35 13.91 7.38 12.99	— — — — —	— — — — —
PERSHING LLC 5455 LANDMARK PL UNIT 607 GREENWOOD VLG CO 80111-1953	Oakmark Select Fund Oakmark Global Select Fund Oakmark International Fund Oakmark International Small Cap Fund	27.27 7.61 8.92 13.96 —	— — — —	— — — —	— — —
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	Oakmark Fund Oakmark Select Fund Oakmark Global Fund Oakmark Global Select Fund	— — — — 11.94	— — — 5.74	22.35 5.38 10.47 —	— — —
TD AMERITRADE INC FBO OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Oakmark Global Fund Oakmark Global Select Fund Oakmark International Small Cap Fund	— — 5.70 —	— — 11.81	8.61 — —	— —
JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	Oakmark International Small Cap Fund	—	—	—	14.06
PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST ASSOCIATED FOOD STORES INC 1850 W 2100 S SALT LAKE CTY UT 84119-1304	Oakmark Fund	—	—	—	13.86
RELIANCE TRUST COMPANY FBO RETIREMENT PLANS SERVICED BY METLI 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	Oakmark Equity and Income Fund	—	—	—	13.75
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Oakmark International Fund	—	—	12.68	—

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Name and Address	Fund	Percentage of Outstanding Investor Class Shares Held (%)	Percentage of Outstanding Advisor Class Shares Held (%)	Percentage of Outstanding Institutional Class Shares Held (%)	Percentage of Outstanding Service Class Shares Held (%)
GREAT-WEST TRUST COMPANY TTEE EMPLOYEE BENEFITS CLIENTS 8515 EAST ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	Oakmark Fund	—	—	—	10.90
GREAT-WEST LIFE & ANNUITY FBO FUTURE FUNDS II 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Oakmark Equity and Income Fund Oakmark Global Fund	— —	— —	— —	5.44 5.21
RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST # P08 MINNEAPOLIS MN 55402-4413	Oakmark Global Select Fund	—	9.23	—	—
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN: UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Oakmark Equity and Income Fund	—	—	—	8.74
UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Oakmark Global Select Fund	7.60	—	—	—
HOCO 922 WALNUT ST MAILSTOP TBTS 2 KANSAS CITY MO 64106-1802	Oakmark International Small Cap Fund	—	—	6.87	—
MITRA & CO FBO VA C/O BMO HARRIS BANK NA ATTN MF 480 PILGRIM WAY SUITE 1000 GREEN BAY WI 54304-5280	Oakmark Global Select Fund	—	—	6.70	—
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	Oakmark Global Select Fund	6.67	—	—	—
SAXON AND CO FBO PO BOX 7780 PHILADELPHIA PA 19182-0001	Oakmark International Small Cap Fund	—	—	6.17	—
GREAT WEST LIFE & ANNUITY INS CO ATTN MUTUAL FUND TRADING 2T2 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	Oakmark International Fund	—	—	—	5.85

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Name and Address	Fund	Percentage of Outstanding Investor Class Shares Held (%)	Percentage of Outstanding Advisor Class Shares Held (%)	Percentage of Outstanding Institutional Class Shares Held (%)	Percentage of Outstanding Service Class Shares Held (%)
RELIANCE TRUST COMPANY FBO MASSMUTUAL REGISTERED PRODUCT PO BOX 28004 ATLANTA GA 30358-0004	Oakmark Equity and Income Fund	—	—	—	5.48
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102	Oakmark Global Select Fund	5.33	—	—	—
AMERICAN PUBLIC MEDIA GROUP ATTN FINANCE 480 CEDAR ST SAINT PAUL MN 55101-2217	Oakmark Equity and Income Fund	—	—	5.13	—

As of December 31, 2018, no shareholder owned of record or beneficially more than 25% of the outstanding shares of any Fund.

Investment by Funds of Funds or Other Large Shareholders. From time to time, some shareholders or intermediaries may hold a significant percentage of the total shares of a Fund. For example, a fund of funds or a discretionary investment model program sponsored by an intermediary may have substantial investments in one or more of the Funds.

As a result, a Fund may experience large redemptions or inflows due to transactions in Fund shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a Fund's performance. In the event of such redemptions or inflows, a Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a Fund's brokerage and/or other transaction costs. In addition, when funds of funds or other investors own a substantial portion of a Fund's shares, have short investment horizons, or have unpredictable cash flow needs, a large redemption by these shareholders could cause expenses to increase, or could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio. Redemptions of Fund shares also could accelerate the realization of taxable capital gains in the Fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other large shareholder purchases or redeems a substantial portion of a Fund's shares.

When possible, a Fund will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects. Such actions may include, but are not limited to, redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

PURCHASING AND REDEEMING SHARES

Each Fund's shares are divided into four share classes: Investor Class Shares, Advisor Class Shares, Institutional Class Shares, and Service Class Shares. As described more fully in the Funds' prospectus, Investor Class, Advisor Class and Institutional Class Shares of a Fund are offered for purchase directly from the Funds and through certain intermediaries who have entered into an agreement with the Funds' distributor and/or the Adviser. Institutional Class Shares of a Fund are also offered for purchase to current and former trustees of the Trust and their immediate family members, and current officers or employees of the Trust or the Adviser and their immediate family members. Service Class Shares of a Fund are offered to certain retirement and profit sharing plans through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser. The Adviser, at its sole discretion, and on a case-by-case basis, may make exceptions regarding the eligibility requirements of any share class. Service

34

Class Shares of a Fund pay a service fee at the annual rate of up to 0.25% of the average net assets of the Fund's Service Class Shares. This service fee is paid to an administrator for performing the services associated with the administration of such retirement plans.

Purchases and redemptions are discussed in the Funds' prospectus under the headings "Investing with The Oakmark Funds," "How to Purchase Investor Class Shares, Advisor Class Shares, and Institutional Class Shares," "How to Redeem Investor Class Shares, Advisor Class Shares, and Institutional Class Shares" and "Shareholder Services."

Net Asset Value

The Funds' NAVs are determined only on days which the New York Stock Exchange (the "NYSE") is open for regular trading. The NYSE is closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. Domestic securities traded on securities exchanges generally are valued at the last sale price or the official closing price on the exchange where the security is principally traded, or lacking a reported sale price at the time of valuation, at the most recent bid quotation. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price ("NOCP"), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. The values of securities of non-U.S. issuers that are traded on an exchange outside the United States generally are based upon market quotations that, depending upon local convention or regulation, may be last sale price, last bid or asked price, the mean between last bid and asked prices, an official closing price, or may be valued based on a pricing composite. The market value of exchange-traded securities is determined by using prices provided by one or more independent pricing services, or, as needed, by obtaining market quotations from independent broker-dealers. Securities held by the Funds are generally valued at market value. Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments maturing in 61 days or more from the date of valuation are valued at the latest bid quotation or an evaluated price from an independent pricing service. Short-term debt instruments maturing in 60 days or less from the date of valuation are valued at amortized cost, which approximates market value. All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. Each FLEX option purchased or written shall be valued using the Option Valuation (OVME) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg's proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with Fund policies and procedures. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with policies established by or under the direction of the Board.

Trading in the portfolio securities of International Fund, International Small Cap Fund, Global Fund and Global Select Fund (and of any other Fund, to the extent it invests in securities of non-U.S. issuers) takes place in various foreign markets on days (such as Saturday) when the NYSE is not open and the Funds do not calculate their NAV. In addition, trading in the Funds' portfolio securities may not occur on days when the NYSE is closed. Therefore, the calculation of NAV does not take place contemporaneously with the determinations of the prices of many of the Funds' portfolio securities and the value of the Funds'

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portfolios may be significantly affected on days when shares of the Funds may not be purchased or redeemed. Even on days on which both non-U.S. markets and the NYSE are open, several hours may have passed between the time when trading in a non-U.S. market closes and the NYSE closes and the Funds calculate their NAVs.

Computation of NAV (and the sale and redemption of a Fund's shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the SEC, or that exchange is closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of the net assets of a Fund not reasonably practicable. A Fund may value a security at a fair value if it appears that the valuation of the security has been materially affected by events occurring after the close of the primary market or exchange on which the security is traded but before the time as of which the NAV is calculated. The Trust has retained a third party service provider to assist in determining estimates of fair values for foreign securities. That service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair value utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the applicable Fund.

The Trust has adopted policies and procedures regarding the correction of any error in the computation of NAV in accordance with guidance provided by the SEC. When an error is discovered, the difference between the originally computed (erroneous) NAV and the correct NAV is calculated. If the difference is equal to or less than one cent per share, the error is deemed immaterial and no action is taken. If the difference is greater than one cent per share, the following actions are taken:

Amount of Difference	Action Taken
< 1/2 of 1% of the originally computed NAV

If the Fund has either paid excessive redemption proceeds or received insufficient subscription proceeds, the Fund may have incurred a net fund loss. The Fund determines whether it has incurred a net fund loss or a net fund benefit during the error period.

If the Fund has incurred a net fund loss, the party responsible for the error is expected to reimburse the Fund for the amount of the loss. If the Fund has received a net fund benefit from the error, no action is taken. A net benefit cannot be carried forward to offset a future fund loss.

Amount of Difference	Action Taken
= or > 1/2 of 1% of the originally computed NAV

If any shareholder has sustained a loss exceeding $10, the Fund or the party responsible for the error is expected to pay the shareholder any additional redemption proceeds owed and either refund excess subscription monies paid or credit the shareholder's account with additional shares as of the date of the error.

Either the responsible party or the individual shareholders who experienced a benefit as a result of the error are expected to reimburse the Fund for any fund losses attributable to them.

Shares Purchased through Intermediaries

Shares of any of the Funds may be purchased through certain financial service companies, such as broker-dealers, banks, retirement plan service providers and retirement plan sponsors, who are agents of the Funds for the limited purpose of receiving and transmitting instructions for the purchase or sale of fund shares (an "Intermediary" or "Intermediaries"). Service Class Shares of each Fund are offered only for purchase through certain retirement plans, such as 401(k), and profit sharing plans. To purchase Service Class Shares, you must do so through certain intermediaries who have entered into an agreement with the Fund's distributor and/or the Adviser.

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An Intermediary accepts purchase and sale orders as an authorized agent of the Funds pursuant to an agreement. Any purchase or sale is made at the NAV next determined after receipt and acceptance of the order by the Intermediary. Federal securities laws require Intermediaries to segregate any orders received on a business day after the close of regular session trading on the NYSE and transmit those orders separately for execution at the NAV next determined after that business day. The Funds have no ability to verify compliance by the Intermediaries with that requirement. Certain Intermediaries perform recordkeeping, administrative and/or shareholder servicing services for their customers. In some circumstances, the Funds and the Adviser will pay an Intermediary for providing those services. Each Fund pays a portion of the fees charged by an Intermediary for those services provided to the underlying beneficial owners of shares of the Fund. The Adviser pays the balance of the Intermediary's fees, which may include compensation for marketing or distribution services provided by the Intermediary, if any. In addition, the Adviser and/or the Funds' distributor may make payments for various additional services or other expenses for the services listed above or for distribution-related services out of their profits or other available sources.

Although Fund share transactions may generally be done directly with the Funds at no charge, certain Intermediaries may charge a transaction-based or other fee for their services. Those charges are retained by such Intermediaries and are not shared with the Funds, the Adviser or the Funds' distributor. The Funds reserve the right to waive minimum investment requirements for purchases made through Intermediaries.

Redemption In-Kind

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of a Fund during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

Small Account Fee and Redemption Policy

Due to the relatively high cost of maintaining small accounts, each Fund reserves the right to assess an annual fee of $25 on any account or to redeem all the shares in any account, and send the proceeds to the registered owner of the account if the account value has been reduced below $1,000 as a result of redemptions. Prior to redeeming all of the shares in such account, a Fund or its agent will make a reasonable effort to notify the registered owner if the account falls below the minimum in order to give the owner 30 days to increase the account value to $1,000 or more. The Trust's agreement and declaration of trust also authorizes the Funds to redeem shares under certain other circumstances as may be specified by the Board.

Money Market Exchange Fund

The Adviser acts as a Service Organization for the Oakmark Units of the Goldman Sachs Trust. Oakmark Units may be purchased directly or by exchanging shares of a Fund. For its services, the Adviser may receive fees at a rate of 0.25% from the Financial Square Treasury Solutions Fund based on the average annual net assets of the Oakmark Units held in the Financial Square Treasury Solutions Fund.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons. In addition, the Fund may be required to transfer the account or proceeds of the account to a government agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken these actions.

Identity Theft Prevention Program

The Funds are required to comply with federal regulations related to the prevention of identity theft. Consequently, the Funds have adopted a policy to monitor and take action with respect to patterns, practices or specific activities that indicate the possible existence of identity theft, and the Funds conduct their operations in a manner that is consistent with industry practice in that regard. The Funds are required by law to obtain certain personal information from shareholders, which will be used to verify a shareholder's identity. When a shareholder opens an account, he or she will be asked for his, her or its name, residential address, date of birth (for individuals), taxpayer or other government identification number and other information that will allow them to be identified. The Funds also may request to review other identifying

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documents such as driver's license, passport or documents showing the existence of the business entity. If a shareholder does not provide the personal information requested on the account application, the Funds may not be able to open the account. Failure to provide the personal information requested on the account application also may result in a delay in the date of a shareholder's purchase or in the rejection of the application and the return of the shareholder's investment monies. After a shareholder's account has been opened, if the Funds are unable to verify the shareholder's identity, the Funds reserve the right to close the account or take such other steps as the Funds deem reasonable. Furthermore, DST Asset Manager Solutions, Inc. ("DST"), the Funds' transfer agent, implements the Red Flags policy by monitoring for red flags in the opening of Fund accounts and activity with respect to existing accounts.

ADDITIONAL TAX INFORMATION

General

Each Fund intends to continue to qualify to be taxed as a regulated investment company under the Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. At the time of your purchase, a Fund's NAV may reflect undistributed income, capital gains or net unrealized appreciation of securities held by that Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividends or capital gain distributions.

The maximum tax rate on long-term capital gains of noncorporate investors is 20%. "Qualified dividend income" received by noncorporate shareholders who satisfy certain holding period requirements is taxed at applicable long-term capital gain rates. The amount of dividends that may be eligible for this reduced rate of tax may not exceed the amount of aggregate qualifying dividends received by a Fund. To the extent a Fund distributes amounts of dividends, including capital gain dividends, that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders.

You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

If you realize a loss on sale of Fund shares held for six months or less, your short-term loss will be recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

A Fund may be required to withhold federal income tax ("backup withholding") at a rate of 24% from certain payments to you, generally redemption proceeds and payments of dividends and distributions. Backup withholding may be required if:

•  You fail to furnish your properly certified social security or other tax identification number;

•  You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

•  You fail to certify that you are a U.S. Person (including a U.S. resident alien); or

•  The IRS informs the Fund that your tax identification number is incorrect.

A Fund will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to any shareholder who fails to meet prescribed information reporting or certification requirements designed to inform the U.S. Department of Treasury of U.S.-owned foreign investment accounts. In general, no such withholding will occur with respect to a U.S. individual who provides the certifications required to avoid backup withholding; however, shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required. Those certifications are contained in the application that you complete when you open your Fund account. Each Fund must promptly pay the IRS all amounts withheld. Therefore, it usually is not possible for the Funds to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return. You should consult your tax advisor as to the impact of these requirements on your investment in a Fund.

Investment in Non-U.S. Securities

Dividends received by a Fund from non-U.S. corporate issuers are not expected to be eligible for the dividends-received deduction for corporate shareholders. Capital gain distributions paid by the Funds are never eligible for this deduction.

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Certain foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by any of these Funds will be increased; if the result is a loss, the income dividend paid by any of these Funds will be decreased.

Income received by a Fund from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year comprise securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

Eligible Funds intend to meet the requirements of the Code to "pass through" to their shareholders foreign income taxes paid, but there can be no assurance that they will be able to do so. Each shareholder will be notified after the close of each taxable year of a Fund, if the foreign taxes paid by the Fund will "pass through" for that year. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

The discussion of taxation above is not intended to be a full discussion of income tax laws and their effect on shareholders. In addition, tax laws frequently change. You are encouraged to consult your own tax advisor. The foregoing information applies to U.S. shareholders. U.S. citizens residing in a foreign country should consult their tax advisors as to the tax consequences of ownership of Fund shares.

DISTRIBUTOR

Shares of the Funds are offered for sale by HASLP without any sales commissions, 12b-1 fees, or other charges to the Funds or their shareholders, pursuant to a distribution agreement with the Adviser ("Distribution Agreement"). HASLP is an affiliate of the Adviser. All distribution expenses relating to the Funds are paid by the Adviser, including the payment or reimbursement of any expenses incurred by HASLP. The Distribution Agreement will continue in effect from year to year provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Funds and (ii) by a majority of the trustees who are not parties to the Distribution Agreement or interested persons of any such party.

The Trust has agreed to pay all expenses in connection with registration of its shares with the SEC and any auditing and filing fees required in compliance with various state securities laws. The Adviser bears all sales and promotional expenses, including the cost of prospectuses and other materials used for sales and promotional purposes by HASLP. HASLP offers Fund shares only on a best efforts basis. HASLP is located at 111 South Wacker Drive, Chicago, Illinois 60606-4319.

PORTFOLIO HOLDINGS DISCLOSURE

The Adviser maintains portfolio holdings disclosure policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board. The Board periodically reviews these policies and procedures to ensure they adequately protect shareholders. It is the policy of the Funds and their service providers to protect the confidentiality of portfolio holdings and to prevent the selective disclosure of non-public information about each Fund's portfolio holdings.

Rating and ranking organizations such as Lipper, Inc. and Morningstar, Inc. or consultants and/or other financial industry institutions may request a complete list of portfolio holdings in order to rank or rate a Fund or to assess the risks of the Fund's portfolio and to produce related performance attribution statistics. Similarly, an Intermediary may be provided with portfolio holdings in order to allow the Intermediary to prepare Fund information for shareholders on a timely basis. Each Fund also may disclose portfolio holdings to its third-party service providers or counterparties in connection with services being provided or

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transactions being entered into, such as, among other things, custodial, brokerage, research, analytics, securities lending, accounting and legal. The disclosure of portfolio holdings to such third parties generally will be subject to a requirement that those third parties maintain the confidentiality of such information and that the information be used only for a stated legitimate business purpose other than for trading. The Trust's CCO and the President of the Funds, Principal Financial Officer of the Funds, General Counsel or Chief Compliance Officer of the Adviser are authorized to disclose each Fund's portfolio securities in accordance with the procedures. In addition, in the case of a redemption of Fund shares in-kind, certain portfolio holdings will be disclosed to the redeeming shareholders. Neither the Funds nor the Adviser may receive compensation or other consideration in connection with the disclosure of portfolio holdings.

Disclosure of each Fund's complete holdings is required to be made quarterly within 60 days after the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly reports on Form N-Q in the first and third quarters. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

Additionally, each Fund posts on its website at Oakmark.com a complete list of its portfolio holdings usually within 10 business days after the Funds' fiscal quarter-end.

PORTFOLIO TRANSACTIONS

The Adviser is responsible, subject to the supervision of the Board, for selecting brokers and dealers ("brokers") for the execution of each Fund's portfolio transactions. The Adviser seeks to place purchase and sale orders in a manner that is fair and reasonable to each Fund. The primary consideration in placing all portfolio transactions is the Adviser's ability to obtain "best execution" of such orders. Best execution means the combination of the most favorable execution and net price available under the circumstances. In determining best execution the Adviser takes into account a number of relevant factors including, among other things, the overall direct net economic result to a Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction in the desired price range with a minimum market impact, the reliability, integrity and financial condition of the broker, the ability of the broker to commit resources to the execution of the trade, and the value of the brokerage or research products or services provided. Such factors are weighed by the Adviser in determining the overall reasonableness of the brokerage commission. In selecting brokers for portfolio transactions, the Adviser takes into account its past experiences in determining those brokers who are likely to help achieve best execution.

There are many instances when, in the Adviser's judgment, more than one broker can offer comparable execution services. In selecting among such brokers, consideration may be given to those brokers that supply research and brokerage products and services that are deemed to qualify as eligible research and brokerage products and services under the safe harbor of Section 28(e) of the 1934 Act. Eligible research products and services may include, among other things, research reports, discussions with research analysts and corporate executives, seminars or conferences, financial and economic publications that are not targeted to a wide audience, software that provides analysis of securities portfolios, market research, including pre-and post-trade analytics, and market data. Eligible brokerage products and services may include services and products that (i) are used to effect securities transactions; (ii) perform services incidental to securities transactions; or (iii) are required by an applicable SRO or SEC rule(s). The research and brokerage products or services provided to the Adviser by a particular broker may include both (a) products and services created by such broker and (b) products and services created by a third party. The provision of research and brokerage products and services is often referred to as "soft dollar arrangements." Such arrangements may cause a Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Adviser determines that an arrangement qualifies for the safe harbor provided by Section 28(e).

The Adviser is the principal source of information and advice to the Funds, and the research and other services provided by brokers to the Adviser are considered to be in addition to the information and advice provided by the Adviser to the Funds. The Board recognizes that it is important for the Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. In addition, it is understood by

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the Board that other clients of the Adviser, including those clients who are restricted from participating in soft dollar arrangements, might also benefit from the research and other services obtained from brokers through whom a Fund effects securities transactions, and that not all such research and services may be used by the Adviser for the Funds. Likewise, the Funds may benefit from research and other services obtained from brokers through whom other clients of the Adviser effected securities transactions.

If the Adviser receives an eligible research or brokerage product or service that it also utilizes for non-eligible research or brokerage purposes, the Adviser will make a good faith determination as to the cost of such "mixed-use item" between the eligible and non-eligible purposes and use soft dollars to pay for that portion of the cost relating to its eligible purpose.

The Adviser also may participate in client commission arrangements, commission sharing arrangements and step-out transactions to receive eligible research and brokerage products and services. In "client commission arrangements" or "commission sharing arrangements," the Adviser may effect transactions, subject to best execution, through a broker and request that the broker allocate a portion of the commission or commission credits to a segregated "research pool(s)" maintained by the broker. The Adviser may then direct such broker to pay for various products and services that are eligible under the safe harbor of Section 28(e). Participating in client commission arrangements or commission sharing arrangements may enable the Adviser to (1) strengthen its key brokerage relationships; (2) consolidate payments for research and brokerage products and services; and (3) continue to receive a variety of high quality research and brokerage products and services while facilitating best execution in the trading process.

In a step-out transaction, the Adviser directs a trade to a broker with instructions that the broker execute the transaction, but "step-out" all or portion of the transaction or commission in favor of another broker that provides eligible research and brokerage products or services. The second broker may clear and/or settle the transaction and receive commissions for the stepped-in portion. The Adviser only enters into step-out transactions if it will not hinder best execution.

In addition to trading with client commission arrangement brokers as discussed above, the Adviser effects trades with full service and introducing brokers, Electronic Communication Networks, Alternative Trading Systems, and other execution services.

The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by the Board.

The following table shows the aggregate brokerage commissions (excluding the gross underwriting spread on securities purchased in initial public offerings and secondary/follow-on offerings) paid by each Fund during the periods indicated. No Fund paid brokerage commissions to an affiliated broker-dealer during any of the periods indicated below.

Each Fund experienced material changes to the aggregate dollar amount of brokerage commissions paid during the most recent fiscal year compared to either or both of the prior two years. These changes resulted from various factors, including, among other things, significant net flows into or out of a Fund and changes to a Fund's portfolio turnover rate.

	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Oakmark Fund Aggregate commissions	$3,296,195	$1,163,785	$2,095,809
Select Fund Aggregate commissions	$2,681,301	$1,447,391	$1,757,878
Equity and Income Fund Aggregate commissions	$878,301	$915,929	$994,985
Global Fund Aggregate commissions	$623,241	$998,936	$1,155,667
Global Select Fund Aggregate commissions	$779,352	$1,019,019	$377,991
International Fund Aggregate commissions	$21,918,911	$19,336,248	$15,530,294
International Small Cap Fund Aggregate commissions	$1,936,328	$1,523,820	$1,657,674

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During the year ended September 30, 2018, brokers that provided research products or services to the Adviser were paid the following commissions on portfolio transactions in connection with soft dollar arrangements: Oakmark Fund, $549,173; Select Fund, $227,872; Equity and Income Fund, $269,925; Global Fund, $194,489; Global Select Fund $284,858; International Fund $6,294,049; International Small Cap Fund, $518,954, and the aggregate dollar amounts involved in those transactions for those respective Funds were: $2,290,644,776, $1,080,881,973, $1,479,846,273, $558,815,661, $497,149,098, 11,294,634,251, and $817,788,196.

Transactions of the Funds in the over-the-counter market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

When the Adviser believes it desirable, appropriate and feasible to purchase or sell the same security for a number of client accounts at the same time, the Adviser may aggregate its clients' orders ("Aggregated Orders"), including orders on behalf of the Funds, in a way that seeks to obtain more favorable executions, in terms of the price at which the security is purchased or sold, the costs of the execution of the orders, and the efficiency of the processing of the transactions. Each account that participates in an Aggregated Order will participate at the average share price.

The trade allocation process takes place on as timely a basis as possible, i.e., as a client order is completed in full, or, in the case of a partially executed Aggregated Order, at the market's close when the average price can be calculated. The trader will aggregate trade orders of different portfolio managers if the trader believes the Aggregated Order would provide each client with an opportunity to achieve a more favorable execution.

In the case of an Aggregated Order that has not been completely filled, the Adviser uses an automated application that determines an average execution price and then allocates securities among the accounts participating in the order. Institutional accounts, including the Funds, are generally allocated in proportion to the size of the order placed for each account (i.e., pro rata).

Although the Adviser believes that the ability to aggregate orders for client accounts will in general benefit its clients as a whole over time, in any particular instance, such aggregation may result in a less favorable price or execution for a particular client than might have been obtained if the transaction had been effected on an unaggregated basis.

The Funds do not purchase securities with a view to rapid turnover. However, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including general conditions in the securities market, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. A high rate of portfolio turnover would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also results in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

During the most recent fiscal year, Oakmark Fund, Select Fund, Equity and Income Fund, Global Fund, Global Select Fund and International Fund acquired securities of their regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act. As of September 30, 2018, those Funds held securities of such regular brokers or dealers having the following aggregate values:

Oakmark Fund held $530,280,000 of Bank of America Corp. stock, $683,682,200 of Citigroup, Inc. stock, $418,900,000 of State Street Corp. stock, $247,785,200 of Goldman Sachs Group Inc. stock, and $415,749,600 of Wells Fargo & Co. stock.

Oakmark Select Fund held $235,697,676 of Bank of America Corp. stock and $366,734,880 of Citigroup, Inc. stock.

Equity and Income Fund held $731,491,800 of Bank of America Corp. stock, $11,826,728 of Bank of America Corp. debt, $312,764,878 of Citigroup, Inc. stock, $49,539,487 of Citigroup, Inc. debt, $34,863,796 of Goldman Sachs Group Inc. debt, $74,192,583 of JPMorgan Chase and Co. debt, $129,959,536 of State Street Corp. stock, and $43,040,390 of Wells Fargo & Co. debt.

Global Fund held $79,539,608 of Credit Suisse Group stock, $99,023,898 of Bank of America Corp. stock, and $79,000,088 of Citigroup, Inc. stock.

Global Select Fund held $146,062,640 of Citigroup, Inc. stock, $139,895,003 of Credit Suisse Group stock, and $154,282,020 of Bank of America Corp. stock.

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International Fund held $1,401,232,806 of Credit Suisse Group stock.

DECLARATION OF TRUST

The Trust was organized as a Massachusetts business trust on February 1, 1991. It operates pursuant to an Amended and Restated Agreement and Declaration of Trust dated October 19, 2016. Some of the more significant provisions of the Declaration of Trust are described below.

Description of Shares

The Declaration of Trust provides that the shares of each class of a Fund represent an interest in the same portfolio of investments of the Fund. Each Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of a Fund have equal voting rights (except as to matters affecting the interests of only one class) and the shares of each class are entitled to participate pro rata in any dividends and other distributions declared by the Trust's Board. All shares of a Fund of a given class have equal rights in the event of liquidation of that class. All shares issued will be fully paid and non-assessable and will have no preemptive or other rights to receive, purchase, or subscribe for any additional shares of other securities issued by the Trust. The Board may divide the shares of any Fund into two or more classes and may divide or combine the shares of any Fund or class into a greater or lesser number without changing the proportionate beneficial interests in the Fund or class.

Shareholder Meetings

The Board does not hold annual meetings of shareholders of the Funds. The Declaration of Trust provides that the Board may call special meetings of shareholders of a Fund or class if required by the 1940 Act, for the purpose of taking action upon any matter requiring the vote or the authority of the shareholders of the Trust or any Fund or class as provided for in the Declaration of Trust, or for any other matter deemed by the Board to be necessary and desirable.

Shareholder, Trustee, and Officer Liability

The Declaration of Trust provides that shareholders are not personally liable for obligations of the Trust. Thus, although shareholders of a business trust may, under certain circumstances, be held personally liable under Massachusetts law for the obligations of the Trust, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The Trust and the Adviser believe that the risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund is remote. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for obligations of the Trust.

The Declaration of Trust further provides that the members of the Board (each a "Trustee") are not personally responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Board is also not personally liable for instruments executed on behalf of the Trust. No person who is or has been a Trustee, employee or officer of the Trust is subject to personal liability in connection with the Trust, and to satisfy claims arising in connection with the affairs of the Trust, employees, officers and the Trustees may look to the property of the Trust. No person who is or has been a Trustee, officer or employee of the Trust is liable to the Trust or any other person for any action, failure to act, errors of judgment, or mistakes of fact or law, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard.

Amendments to the Declaration to Trust

The Declaration of Trust provides that the Board has the authority to amend the Declaration of Trust without shareholder approval to change the name of the Trust, to add to the Board's duties or surrender rights or powers, to cure any ambiguity, and to eliminate or add new provisions to the Declaration of Trust which may incorporate state or federal law.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company ("State Street"), 1 Iron Street, CCB 0502, Boston, Massachusetts 02210-1641, is the custodian for the Trust and, as such, performs certain services for the Funds as directed

43

by authorized persons of the Trust. For example, as custodian, State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and making all payments covering expenses of the Funds. State Street also performs certain portfolio accounting and administrative services for the Funds, such as monitoring each Fund's compliance with its investment guidelines, testing each Fund's compliance with Subchapter M of the Code, calculating each Fund's periodic dividend rates and total returns, preparing certain tax forms, preparing financial information for presentation to the Adviser, the Board and each Fund's shareholders and for filing with the SEC, and calculating each Fund's excise tax distributions. Each Fund pays the custodian a monthly fee for the provision of such services. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of a Fund. The Trust has authorized the custodian to deposit certain portfolio securities of each Fund in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

DST Asset Manager Solutions ("DST"), 2000 Crown Colony Dr, Quincy, MA 02169, performs transfer agency services for the Funds. DST maintains shareholder accounts and prepares shareholder account statements, processes shareholder transactions, prepares distribution payments, and maintains records of Fund transactions. The Trust pays DST for its services based on the number of open and closed shareholder accounts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

An independent registered public accounting firm for the Trust performs an annual audit of the Trust's financial statements. The Trust's audit committee has engaged Deloitte & Touche LLP, located at 111 South Wacker Drive, Chicago, Illinois 60606, to be the Trust's independent registered public accounting firm.

44

APPENDIX A — BOND RATINGS

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the credit-worthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and S&P Global Ratings, a separately identifiable business unit within Standard & Poor's Financial Services LLC ("S&P").

Ratings by Moody's (Global Long-Term Rating Scale):

Aaa. Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A. Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa. Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba. Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B. Obligations rated B are considered speculative and are subject to high credit risk.

Caa. Obligations rated Caa are judged to be speculative, of poor standing, and are subject to very high credit risk.

Ca. Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C. Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Ratings by S&P (Long-Term Issue Credit Ratings):

AAA. An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA. An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

A. An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

45

BBB. An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB. An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

B. An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

CCC. An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC. An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C. An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D. An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR. This indicates that a rating has not been assigned or is no longer assigned.

* The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

APPENDIX B — FINANCIAL STATEMENTS

The audited financial statements for each of the Funds for the fiscal year ended September 30, 2018, the notes thereto and report of the independent registered public accounting firm thereon are incorporated herein by reference from the Trust's annual report.

46

PART C

OTHER INFORMATION

Item 28.                 Exhibits

Exhibit Number		Description

(a)	(1)

Agreement and Declaration of Trust. Incorporated by Reference as exhibit (1) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed February 28, 1997).

	(2)

Certificate of Amendment to Agreement and Declaration of Trust dated July 16, 2014. Incorporated by Reference as exhibit (a)(2) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2015).

	(3)

Certificate of Amendment to Agreement and Declaration of Trust dated September 23, 2014. Incorporated by Reference as exhibit (a)(3) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2015).

	(4)

Amended and Restated Agreement and Declaration of Trust dated October 19, 2016. Incorporated by Reference as exhibit (a)(4) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 30, 2016).

(b)

Bylaws, Amended, through October 21, 2015. Incorporated by Reference as exhibit (b) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2016).

(c)		See Declaration of Trust, Article V of Exhibit (a)(1) above, and Bylaws, Amended, Section 2 of Exhibit (b) above.

(d)	(1)

Investment Advisory Agreement for The Oakmark Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(1) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 26, 2001).

		(i)

First Amendment to Investment Advisory Agreement for The Oakmark Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(2) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

		(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark Fund dated November 1, 2004. Incorporated by Reference as exhibit (d)(3) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

		(iii)

Third Amendment to Investment Advisory Agreement for The Oakmark Fund dated November 1, 2012. Incorporated by Reference as exhibit (d)(4) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2013).

		(iv)

Fourth Amendment to Investment Advisory Agreement for The Oakmark Fund dated November 1, 2013. Incorporated by Reference as exhibit (d)(5) to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2014).

		(v)

Fifth Amendment to Investment Advisory Agreement for The Oakmark Fund dated November 1, 2015. Incorporated by Reference as exhibit (d)(6) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2016).

	(2)

Investment Advisory Agreement for The Oakmark Select Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(2) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 26, 2001).

		(i)

First Amendment to Investment Advisory Agreement for The Oakmark Select Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(4) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed November 29, 2001).

Exhibit Number	Description

(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark Select Fund dated November 1, 2004. Incorporated by Reference as exhibit (d)(6) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 28, 2008).

(3)

Investment Advisory Agreement for The Oakmark Equity and Income Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(4) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 26, 2001).

(i)

First Amendment to Investment Advisory Agreement for The Oakmark Equity and Income Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(8) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark Equity and Income Fund dated November 1, 2003. Incorporated by Reference as exhibit (d)(11) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(iii)

Third Amendment to Investment Advisory Agreement for The Oakmark Equity and Income Fund dated November 1, 2004. Incorporated by Reference as exhibit (d)(12) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(iv)

Fourth Amendment to Investment Advisory Agreement for The Oakmark Equity and Income Fund dated November 1, 2007. Incorporated by Reference as exhibit (d)(13) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(v)

Fifth Amendment to Investment Advisory Agreement for The Oakmark Equity and Income Fund dated November 1, 2008. Incorporated by Reference as exhibit (d)(14) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 28, 2009).

(4)

Investment Advisory Agreement for The Oakmark Global Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(5) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 26, 2001).

(i)

First Amendment to Investment Advisory Agreement for The Oakmark Global Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(10) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark Global Fund dated November 1, 2003. Incorporated by Reference as exhibit (d)(16) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(iii)

Third Amendment to Investment Advisory Agreement for The Oakmark Global Fund dated November 1, 2007. Incorporated by Reference as exhibit (d)(17) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(5)

Investment Advisory Agreement for The Oakmark International Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(6) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 26, 2001).

(i)

First Amendment to Investment Advisory Agreement for The Oakmark International Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(12) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark International Fund dated November 1, 2004. Incorporated by Reference as exhibit (d)(20) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(iii)

Third Amendment to Investment Advisory Agreement for The Oakmark International Fund dated November 1, 2006. Incorporated by Reference as exhibit (d)(21) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

Exhibit Number		Description

		(iv)

Fourth Amendment to Investment Advisory Agreement for The Oakmark International Fund dated November 1, 2007. Incorporated by Reference as exhibit (d)(22) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

		(v)

Fifth Amendment to Investment Advisory Agreement for the Oakmark International Fund dated November 1, 2013. Incorporated by Reference as exhibit (d)(26) to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 28, 2014).

		(vi)

Sixth Amendment to Investment Advisory Agreement for the Oakmark International Fund dated November 1, 2014. Incorporated by Reference as exhibit (d)(27) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 28, 2015).

		(vii)

Seventh Amendment to Investment Advisory Agreement for the Oakmark International Fund dated November 1, 2017. Incorporated by Reference as exhibit (d)(5)(vii) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 26, 2018).

	(6)

Investment Advisory Agreement for The Oakmark International Small Cap Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(7) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 26, 2001).

		(i)

First Amendment to Investment Advisory Agreement for The Oakmark International Small Cap Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(14) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

		(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark International Small Cap Fund dated November 1, 2004. Incorporated by Reference as exhibit (d)(25) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

		(iii)

Third Amendment to Investment Advisory Agreement for The Oakmark International Small Cap Fund dated November 1, 2006. Incorporated by Reference as exhibit (d)(26) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

		(iv)

Fourth Amendment to Investment Advisory Agreement for The Oakmark International Small Cap Fund dated November 1, 2011. Incorporated by Reference as exhibit (d)(29) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 27, 2012).

	(7)

Investment Advisory Agreement for The Oakmark Global Select Fund dated September 1, 2006. Incorporated by Reference as exhibit (d)(22) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed September 9, 2006).

(e)	(1)

Distribution Agreement between Harris Associates Investment Trust and Harris Associates Securities L.P. dated January 26, 2001. Incorporated by Reference as exhibit (e) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 26, 2001).

	(2)

First Amendment to Distribution Agreement dated April 18, 2001. Incorporated by Reference as exhibit (e)(2) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

	(3)

Letter Agreement dated September 14, 2006 applying Distribution Agreement (exhibit (e)(1)) to The Oakmark Global Select Fund. Incorporated by Reference as exhibit (e)(3) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed September 20, 2006).

(f)		Bonus or Profit Sharing Contracts — None

(g)	(1)

Custodian Agreement with Investors Bank & Trust Company dated as of April 1, 2002. Incorporated by Reference as exhibit (g)(1) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 29, 2003).

Exhibit Number		Description

		(i)

Letter Agreement dated September 13, 2006 applying Custodian Agreement (exhibit (g)(1)) to The Oakmark Global Select Fund. Incorporated by Reference as exhibit (g)(4) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed September 20, 2006).

		(ii)

Second Amendment Agreement between Harris Associates Investment Trust and State Street Bank & Trust regarding assumption of Custodian Agreement dated as of March 20, 2008. Incorporated by Reference as exhibit (g)(5) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2009).

		(iii)

Third Amendment Agreement between Harris Associates Investment Trust and State Street Bank & Trust Company dated as of February 2, 2011. Incorporated by Reference as exhibit (g)(6) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2013).

		(iv)

Fourth Amendment Agreement between Harris Associates Investment Trust and State Street Bank & Trust Company dated as of January 31, 2012. Incorporated by Reference as exhibit (g)(7) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 28, 2013).

		(v)

Amendment Agreement between Harris Associates Investment Trust and State Street Bank & Trust Company dated as of July 1, 2014. Incorporated by Reference as exhibit (g)(9) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2015).

		(vi)

Amendment Agreement between Harris Associates Investment Trust and State Street Bank & Trust Company dated as of July 1, 2017. Incorporated by Reference as exhibit (g)(1)(vi) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 26, 2018).

	(2)

Foreign Custody Delegation Agreement with Investors Bank & Trust Company dated as of April 1, 2002. Incorporated by Reference as exhibit (g)(2) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 29, 2003).

	(3)

Special Custody and Pledge Agreement among Harris Associates Investment Trust, Pershing LLC and Investors Bank & Trust Company dated as of May 9, 2005. Incorporated by Reference as exhibit (g)(3) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 27, 2006).

		(i)

Amended and Restated Special Custody and Pledge Agreement among Harris Associates Investment Trust, Pershing LLC and State Street Bank & Trust dated as of August 22, 2012. Incorporated by Reference as exhibit (g)(8) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2013).

(h)	(1)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated October 1, 2005. Incorporated by Reference as exhibit (h)(1) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 27, 2006).

		(i)

Letter Agreement dated September 11, 2006 applying Transfer Agency and Service Agreement (exhibit (h)(1)) to The Oakmark Global Select Fund. Incorporated by Reference as exhibit (h)(3) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed September 20, 2006).

		(ii)

Amendment to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated October 1, 2008. Incorporated by Reference as exhibit (h)(1) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2009).

		(iii)

Amendment to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated October 1, 2011. Incorporated by Reference as exhibit (h)(5) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 27, 2012).

Exhibit Number		Description

(iv)

Amendment to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated February 15, 2012. Incorporated by Reference as exhibit (h)(6) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2013).

(v)

Addendum to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated July 17, 2014. Incorporated by Reference as exhibit (h)(7) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2015).

(vi)

Amendment to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated November 1, 2016. Incorporated by Reference as exhibit (h)(1)(vi) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 30, 2016).

(vii) Amendment to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated November 14, 2018 (Filed herewith).

(2)

Administration Agreement with Investors Bank & Trust Company dated as of April 1, 2002. Incorporated by Reference as exhibit (h)(3) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2003).

(i)

Letter Agreement dated September 12, 2006 applying Administration Agreement (exhibit (h)(2)) to The Oakmark Global Select Fund. Incorporated by Reference as exhibit (h)(4) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed September 20, 2006).

	(3)	Advisory Fee Waiver Agreement, dated as of October 24, 2018 (Filed herewith).

(i)		Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of Registrant (Filed herewith).

(j)		Consent of Deloitte & Touche LLP (Filed herewith).

(k)		Financial Statements Omitted from Prospectus — None

(l)	(1)

Organizational Expense Agreement for The Oakmark Fund dated July 31, 1991. Incorporated by Reference as exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed February 28, 1997).

(2)

Organizational Expense Agreement for The Oakmark International Fund dated September 15, 1992.Incorporated by Reference as exhibit (13.2) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed February 28, 1997).

(3)

Organizational Expense Agreement for The Oakmark Small Cap Fund, The Oakmark Equity and Income Fund and The Oakmark International Small Cap Fund dated July 6, 1995. Incorporated by Reference as exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed February 28, 1997).

(4)

Organizational Expense Agreement for The Oakmark Select Fund dated October 22, 1996. Incorporated by Reference as exhibit (13.4) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed October 23, 1996).

(5)

Form of Subscription Agreement. Incorporated by Reference as exhibit (13.5) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed February 28, 1997).

(6)

Subscription Agreement for The Oakmark Global Select Fund dated September 14, 2006. Incorporated by Reference as exhibit (l)(6) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed September 20, 2006).

	(7)	Expense Limitation Agreement (Filed herewith).

(m)		Plan Pursuant to Rule 12b-1— None

Exhibit Number		Description

(n)		Rule 18f-3 plan. Incorporated by Reference as exhibit (n) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 30, 2016).

(o)		Power of Attorney (Filed herewith).

(p)	(1)

Code of Ethics and Statement on Insider Trading of Harris Associates L.P., Harris Associates Securities L.P. and Harris Associates Investment Trust, as amended, effective as of March 9, 2016. Incorporated by Reference as exhibit (p)(1) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed September 1, 2016).

	(2)	Harris Associates Investment Trust Code of Ethics, as amended, effective as of January 23, 2019 (Filed herewith).

Item 29.                                                  Persons Controlled By or Under Common Control with Registrant.

The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption “Management of the Funds” and in the Statement of Additional Information under the caption “Investment Adviser” and “Trustees and Officers” is incorporated by reference.

Item 30.                                                  Indemnification.

Article VIII of the amended and restated agreement and declaration of trust of Registrant (exhibit (a)(4) which is incorporated by reference) provides that Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its trustees and officers, Harris Associates L.P. (“HALP”) (the investment adviser to Registrant) and certain affiliated persons of HALP and affiliated persons of such persons are insured under insurance maintained by Registrant and HALP, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees, directors or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 31.                                                  Business and Other Connections of Investment Adviser and Sub-Adviser

The information in the prospectus under the caption “Management of the Funds” is incorporated by reference. Neither HALP nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee, except that HALP’s general partner is also the general partner of a securities broker-dealer firm.

Item 32.                                                  Principal Underwriters.

(a)         Harris Associates Securities L.P. acts as principal underwriter for the Registrant.

(b)         Set forth below is information with respect to each officer of Harris Associates Securities L.P.:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Kristi L. Rowsell	President	President
Zachary D. Weber	Chief Financial Officer and Treasurer	Vice President, Principal Financial Officer and Treasurer
Rana J. Wright	General Counsel, Anti-Money Laundering Officer and Secretary	Vice President, Secretary and Chief Legal Officer
Christopher W. Keller	Chief Operating Officer	Vice President
Michael J. Pietras	Chief Compliance Officer	None

The principal business address of each officer of Harris Associates Securities L.P. is 111 South Wacker Drive, Suite 4600, Chicago, Illinois 60606

(c)          There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

Item 33.                                                  Location of Accounts and Records.

(1)         State Street Bank & Trust Company

1 Iron Street

CLB 0502

Boston, MA 02210-1641

Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)

(2)         Harris Associates L.P.

111 South Wacker Drive, Suite 4600

Chicago, IL 60606

Rule 31a-1(a); Rule 31a-1(b)(4), (9), (10), (11); Rule 31a-1(d); Rule 31a-1(f); Rule 31a-2(a); Rule 31a-2(c); Rule 31a-2(e)

(3)         DST Asset Manager Solutions, Inc.

2000 Crown Colony Dr.

Quincy, MA 02169

Rule 31a-1; Rule 31a-1(b)(1)

Item 34.                                                  Management Services.

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 35.                                                  Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on January 25, 2019.

HARRIS ASSOCIATES INVESTMENT TRUST

By:	/s/ Kristi L. Rowsell
Name:	Kristi L. Rowsell
Title:	President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 58 has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas H. Hayden	Trustee	January 25, 2019
Thomas H. Hayden*

/s/ Hugh T. Hurley, III	Trustee	January 25, 2019
Hugh T. Hurley, III*

/s/ Patricia Louie	Trustee	January 25, 2019
Patricia Louie*

/s/ Christine M. Maki	Trustee	January 25, 2019
Christine M. Maki*

/s/ Laurence C. Morse, Ph.D	Trustee	January 25, 2019
Laurence C. Morse, Ph.D*

/s/ Mindy M. Posoff	Trustee	January 25, 2019
Mindy M. Posoff*

/s/ Allan J. Reich	Trustee and Chair of the Board of Trustees	January 25, 2019
Allan J. Reich*

/s/ Steven S. Rogers	Trustee	January 25, 2019
Steven S. Rogers*

/s/ Kristi L. Rowsell	Trustee and President (Principal Executive Officer)	January 25, 2019
Kristi L. Rowsell

/s/ Zachary D. Weber	Principal Financial Officer	January 25, 2019
Zachary D. Weber

*Signatures affixed by Kristi L. Rowsell on January 25, 2019, pursuant to a power of attorney filed herewith.

HARRIS ASSOCIATES INVESTMENT TRUST

EXHIBIT INDEX

Exhibit Number	Description
(h)(3)	Advisory Fee Waiver Agreement
(h)(1)(vii)	Amendment to Transfer Agency and Service Agreement
(i)	Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of Registrant
(j)	Consent of Deloitte & Touche LLP
(l)(7)	Expense Limitation Agreement
(o)	Power of Attorney
(p)(2)	Harris Associates Investment Trust Code of Ethics, as amended